UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments

Index Trust	March 31, 2016

T. Rowe Price Extended Equity Market Index Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

COMMON STOCKS 94.1%

CONSUMER DISCRETIONARY 15.3%

	Shares/Par	$ Value
Auto Components 1.0%		
American Axle & Manufacturing Holdings (1)	30	1
Autoliv (2)	12,900	1,528
Cooper Tire (2)	9,600	355
Dana Holding	22,600	318
Dorman Products (1)(2)	4,900	267
Drew Industries	5,700	367
Federal-Mogul (1)	10,000	99
Fuel Systems Solutions (1)	12,800	71
Gentex (2)	48,720	764
Gentherm (1)	10,400	433
Horizon Global (1)	6,920	87
Lear	11,800	1,312
Motorcar Parts of America (1)	7,800	296
Shiloh Industries (1)(2)	6,700	34
Spartan Motors	27,300	108
Standard Motor Products	7,250	251
Stoneridge (1)	10,000	146
Tenneco (1)(2)	9,250	477
Visteon (2)	6,900	549
		7,463
Automobiles 0.7%		
Tesla Motors (1)	17,500	4,021
Thor Industries	7,800	498
Winnebago (2)	11,320	254
		4,773
Distributors 0.4%		
Core-Mark Holding (2)	4,600	375
LKQ Corporation (1)	48,400	1,545
Pool (2)	7,277	639

Voxx International (1)	9,964	45
Weyco Group (2)	3,500	93
		2,697
Diversified Consumer Services 0.8%		
Ascent Capital Group (1)(2)	2,293	34
Bright Horizons Family Solutions (1)(2)	11,200	725
Carriage Services (2)	7,200	156
Devry Education (2)	8,100	140
Graham Holdings	690	331
Grand Canyon Education (1)	7,900	338
Houghton Mifflin Harcourt (1)	26,900	536
ITT Educational Services (1)	6,140	19
LifeLock (1)(2)	23,700	286
Regis (1)	13,500	205
Service Corporation International	35,231	869
ServiceMaster Global Holdings (1)	24,300	916
Sotheby's (2)	14,013	375
Strayer Education (1)(2)	5,150	251
Weight Watchers (1)(2)	13,000	189
		5,370
Hotels, Restaurants & Leisure 3.5%		
Aramark	32,800	1,086
Belmond (1)(2)	6,500	62
Biglari Holdings (1)	409	152
BJ's Restaurants (1)	5,433	226
Bloomin Brands (2)	15,900	268
Bob Evans Farms	4,000	187
Boyd Gaming (1)(2)	24,100	498
Brinker (2)	10,679	491
Buffalo Wild Wings (1)(2)	2,800	415
Choice Hotels International	9,600	519
Churchill Downs	3,200	473
Cracker Barrel Old Country Store (2)	4,600	702

Del Frisco S Restaurant (1)(2)	17,800	295
Denny's (1)(2)	19,400	201
Diamond Resorts International (1)(2)	10,100	245
DineEquity	3,400	318
Domino's Pizza (2)	9,764	1,287
Dunkin Brands (2)	13,900	656
El Pollo Loco Holdings (1)	15,500	207
Fiesta Restaurant (1)(2)	6,500	213
Hilton Worldwide Holdings (2)	71,400	1,608
Hyatt Hotels, Class A (1)(2)	8,800	435
International Speedway, Class A	5,275	195
Interval Leisure (2)	6,500	94
Jack in the Box (2)	7,000	447
Krispy Kreme (1)(2)	17,800	277
La Quinta Holdings (1)(2)	27,000	337
Las Vegas Sands (2)	55,300	2,858
Marriott Vacations Worldwide	2,800	189
MGM Resorts International (1)(2)	62,497	1,340
Norwegian Cruise Line Holdings (1)(2)	27,000	1,493
Panera Bread, Class A (1)(2)	4,060	832
Papa John's International	6,740	365
Penn National Gaming (1)(2)	24,500	409
Pinnacle Entertainment (1)(2)	16,200	569
Popeyes Louisiana Kitchen (1)	6,800	354
Red Robin Gourmet Burgers (1)(2)	5,950	384
Ruby Tuesday (1)(2)	19,000	102
Scientific Games, Class A (1)(2)	22,830	215
SeaWorld Entertainment (2)	2,200	46
Six Flags Entertainment	15,000	832
Sonic (2)	12,650	445
Speedway Motorsports (2)	3,820	76
Texas Roadhouse (2)	10,900	475
The Cheesecake Factory (2)	7,540	400
Vail Resorts (2)	6,900	923

Wendy's (2)	45,340	494
		24,695
Household Durables 1.3%		
Beazer Homes USA (1)(2)	11,500	100
Calatlantic (2)	13,322	445
CSS Industries	3,300	92
Dixie Group (1)(2)	18,700	79
Ethan Allen Interiors (2)	3,600	114
GoPro (1)(2)	16,400	196
Helen of Troy Limited (1)(2)	5,100	529
Hovnanian Enterprises (1)(2)	40,200	63
iRobot (1)(2)	9,000	318
Jarden (1)(2)	33,428	1,971
KB Home (2)	12,300	176
La-Z-Boy	8,650	231
M/I Homes (1)(2)	10,570	197
MDC Holdings (2)	1,383	35
Meritage (1)(2)	11,600	423
NVR (1)(2)	643	1,114
Taylor Morrison Home, Class A (1)(2)	12,800	181
Tempur Sealy International (1)(2)	10,350	629
Toll Brothers (1)(2)	25,320	747
TopBuild (1)(2)	6,100	181
Tri Pointe (1)(2)	45,900	541
Tupperware Brands (2)	10,720	621
Universal Electronics (1)	4,000	248
		9,231
Internet & Catalog Retail 0.4%		
1-800-Flowers.com (1)	32,668	257
Blue Nile (2)	8,400	216
FTD (1)(2)	15,235	400
Groupon (1)(2)	82,700	330
HSN	5,000	262

Lands End (1)(2)	5,762	147
Liberty TripAdvisor Holdings, Class A (1)(2)	13,200	293
Nutri/System	11,500	240
Overstock.com (1)	8,100	116
Shutterfly (1)(2)	6,000	278
		2,539
Leisure Products 0.4%		
Arctic Cat (2)	11,095	186
Brunswick	16,100	772
Malibu Boats, Class A (1)	5,000	82
Marine Products (2)	8,600	65
Polaris Industries (2)	10,040	989
Sturm Ruger & Company (2)	5,200	356
Vista Outdoor (1)	9,400	488
		2,938
Media 3.2%		
A.H. Belo, Class A	15,776	76
AMC Networks, Class A (1)	9,500	617
Cable One (2)	890	389
Charter Communications, Class A (1)(2)	13,600	2,753
Cinedigm (1)(2)	62,700	13
Cinemark Holdings	14,800	530
Clear Channel Outdoor, Class A (2)	14,400	68
Cumulus Media, Class A (1)(2)	41,700	19
DISH Network (1)	30,620	1,417
DreamWorks Animation, Class A (1)	14,100	352
EW Scripps, Class A (2)	14,414	225
Gannett (2)	4,400	67
Harte-Hanks (2)	12,650	32
John Wiley & Sons (2)	8,470	414
Journal Media	17,179	205
Liberty Broadband, A Shares (1)	6,675	388
Liberty Broadband, C Shares (1)	12,150	704

Liberty Global, Class A (1)	51,534	1,984
Liberty Global, Series C (1)(2)	101,634	3,817
Liberty Media (1)(2)	14,700	568
Liberty Media, C Shares (1)	40,800	1,554
Lions Gate Entertainment (2)	18,500	404
Live Nation Entertainment (1)(2)	23,800	531
Madison Square Garden (1)(2)	3,821	636
McClatchy (1)(2)	28,600	30
Media General, Class A (1)(2)	21,600	352
Meredith	5,100	242
MSG Networks (1)	15,664	271
New York Times, Class A	23,800	297
Nexstar Broadcasting (2)	5,800	257
Regal Entertainment Group, Class A (2)	14,090	298
Salem Media (2)	20,450	118
Scholastic	11,420	427
Sinclair Broadcasting, Class A (2)	14,210	437
Sirius XM Holdings (1)(2)	275,800	1,089
Starz (1)	11,500	303
Time (2)	11,600	179
Tribune Media (2)	6,600	253
Tribune Publishing	7,400	57
World Wrestling Entertainment (2)	15,300	270
		22,643
Multiline Retail 0.2%		
Big Lots (2)	9,100	412
Bon-Ton Stores (2)	14,200	32
Dillards, Class A (2)	3,900	331
Fred's (2)	5,915	88
JC Penney (1)(2)	63,500	702
Tuesday Morning (1)(2)	9,700	80
		1,645

Specialty Retail 2.5%

Aaron's	8,935	224
Abercrombie & Fitch (2)	1,600	50
Aeropostale (1)(2)	1,760	—
American Eagle Outfitters (2)	32,180	536
Asbury Automotive Group (1)(2)	6,140	367
Ascena Retail Group (1)(2)	28,005	310
Barnes & Noble (2)	13,384	165
Barnes & Noble Education (1)(2)	4,919	48
bebe stores (1)(2)	42,000	23
Big 5 Sporting Goods (2)	15,900	177
Buckle (2)	5,662	192
Burlington Stores (1)(2)	14,900	838
Cabela's, Class A (1)(2)	8,341	406
Caleres (2)	7,430	210
Cato, Class A (2)	5,850	225
Chico's	22,300	296
Children's Place	3,150	263
Christopher & Banks (1)(2)	35,792	86
Container Store (1)(2)	12,700	75
CST Brands	11,100	425
Dick's Sporting Goods (2)	17,100	799
DSW, Class A (2)	8,200	227
Five Below (1)(2)	7,600	314
Foot Locker (2)	24,617	1,588
Francesca's Holdings (1)	7,000	134
Genesco (1)(2)	3,500	253
GNC Holdings (2)	16,500	524
Group One Automotive	6,900	405
Guess (2)	11,620	218
Lithia Motors, Class A (2)	3,500	306
Lumber Liquidators (1)(2)	7,000	92
Mattress Firm Holding (1)(2)	4,100	174
Michaels (1)	10,500	294

Monro Muffler Brake (2)	8,000	572
Murphy USA (1)	5,200	320
Office Depot (1)(2)	99,030	703
Outerwall (2)	3,150	116
Penske Auto (2)	5,816	220
Pier 1 Imports (2)	29,000	203
Rent-A-Center (2)	14,000	222
Restoration Hardware Holdings (1)(2)	8,200	344
Sally Beauty Supply (1)(2)	23,800	771
Select Comfort (1)(2)	12,900	250
Sonic Automotive (2)	3,620	67
Stein Mart (2)	11,330	83
Tailored Brands	9,050	162
The Finish Line, Class A	8,753	185
Ulta Salon Cosmetics & Fragrance (1)	10,700	2,073
West Marine (1)(2)	6,200	56
Williams-Sonoma	14,700	805
		17,396
Textiles, Apparel & Luxury Goods 0.9%		
Carters	8,700	917
Charles & Colvard (1)(2)	2,868	3
Cherokee (1)(2)	8,300	148
Columbia Sportswear (2)	5,762	346
Crocs (1)(2)	13,700	132
Deckers Outdoor (1)(2)	4,400	264
G-III Apparel (1)(2)	8,600	420
Hanesbrands (2)	10,900	309
Iconix Brand Group (1)(2)	19,749	159
Kate Spade (1)	27,100	692
Lululemon Athletica (1)(2)	14,400	975
Movado Group (2)	6,500	179
Oxford Industries	5,270	354
Sequential Brands (1)	1,621	10
Skechers U.S.A., Class A (1)(2)	25,100	764

Steven Madden (1)	8,700	322
Tumi Holdings (1)(2)	14,300	384
Wolverine World Wide	9,300	171
		6,549
Total Consumer Discretionary		107,939
CONSUMER STAPLES 3.1%		
Beverages 0.1%		
Boston Beer, Class A (1)(2)	1,500	278
Coca-Cola Bottling (2)	2,250	359
National Beverage (1)(2)	5,948	252
Willamette Valley Vineyards (1)	10,850	75
		964
Food & Staples Retailing 0.7%		
Andersons (2)	6,850	215
Casey's General Stores	6,800	770
PriceSmart (2)	4,300	364
Rite Aid (1)	214,450	1,748
Spartannash (2)	8,900	270
Sprouts Farmers Market (1)(2)	24,100	700
SUPERVALU (1)	80,600	464
United Natural Foods (1)	9,200	371
		4,902
Food Products 1.6%		
Alico (2)	3,700	102
B&G Foods, Class A (2)	22,100	769
Blue Buffalo Pet Products (1)(2)	5,700	146
Bunge Limited (2)	28,602	1,621
Darling Ingredients (1)(2)	10,500	138
Dean Foods (2)	14,050	243
Farmer Bros. (1)(2)	7,000	195
Flowers Foods (2)	46,883	866

Fresh Del Monte Produce (2)	6,500	273
Hain Celestial Group (1)(2)	16,200	663
Ingredion	12,800	1,367
J & J Snack Foods	2,240	243
Lancaster Colony (2)	3,600	398
Lifeway Foods (1)(2)	9,400	102
Pinnacle Foods	21,300	952
Post Holdings (1)(2)	11,085	762
Rocky Mountain Chocolate Factory	14,062	143
Sanderson Farms (2)	4,040	364
Seaboard (1)(2)	44	132
Snyders-Lance	11,397	359
TreeHouse Foods (1)(2)	9,343	811
Whitewave Foods, Class A (1)(2)	27,100	1,101
		11,750
Household Products 0.2%		
Central Garden & Pet, Class A (1)	9,600	157
Energizer Holdings	12,450	504
Spectrum Brands Holdings Inc (2)	5,100	557
		1,218
Personal Products 0.4%		
Avon	89,700	431
Coty (2)	7,000	195
Edgewell Personal Care (2)	10,450	842
Elizabeth Arden (1)(2)	8,050	66
Herbalife (1)	11,400	702
Inter Parfums (2)	3,900	120
Nu Skin Enterprises, Class A (2)	8,000	306
		2,662
Tobacco 0.1%		
Universal (2)	4,240	241

Vector Group (2)	19,158	438
		679
Total Consumer Staples		22,175
ENERGY 3.2%		
Energy Equipment & Services 1.1%		
Archrock	10,367	83
Atwood Oceanics (2)	17,100	157
Basic Energy Services (1)(2)	64,700	179
Bristow Group (2)	3,680	70
C&J Energy Services (1)(2)	32,600	46
CARBO Ceramics (2)	11,275	160
Core Laboratories (2)	4,300	483
Dawson Geophysical (1)(2)	10,208	47
Dril-Quip (1)	9,500	575
Exterran (1)	15,483	239
Geospace Technologies (1)(2)	2,000	25
Gulf Island Fabrication	12,500	98
Gulfmark Offshore (1)(2)	20,700	128
Helix Energy Solutions Group (1)	46,000	258
Matrix Service (1)(2)	11,700	207
McDermott International (1)(2)	46,750	191
Nabors Industries	63,600	585
Noble (2)	15,200	157
Oceaneering International	19,100	635
Oil States International (1)(2)	6,630	209
Parker Drilling (1)(2)	36,800	78
Patterson-UTI Energy (2)	36,237	638
Rowan (2)	10,300	166
SEACOR Holdings (1)(2)	6,950	378
Superior Energy	32,156	431
Tesco (2)	8,900	77
Unit (1)	24,100	212

Weatherford International (1)(2)	159,500	1,241
		7,753
Oil, Gas & Consumable Fuels 2.1%		
Adams Resources & Energy (2)	2,300	92
Alon USA Energy (2)	11,200	116
Bill Barrett (1)(2)	38,932	242
Callon Petroleum (1)(2)	37,850	335
Carrizo Oil & Gas (1)(2)	15,800	489
Cheniere Energy (1)(2)	36,600	1,238
Contango Oil & Gas (1)	1,600	19
Continental Resources (1)(2)	22,400	680
CVR Energy (2)	4,000	104
Delek US Holdings (2)	2,000	30
Denbury Resources (2)	142,400	316
Diamondback Energy (1)(2)	17,200	1,328
Energen	20,820	762
EP Energy, Class A (1)(2)	36,300	164
Fieldpoint Petroleum (1)(2)	17,100	9
Fieldpoint Petroleum, Warrants, 3/23/18 (1)	12,600	1
Gener8 Maritime (1)	11,600	82
Green Plains (2)	13,500	215
Gulfport Energy (1)	24,600	697
Harvest Natural Resource (1)(2)	14,116	9
HollyFrontier (2)	30,690	1,084
Matador Resources (1)(2)	24,300	461
Memorial Resource Development (1)(2)	34,500	351
Parsley Energy (1)(2)	34,100	771
PBF Energy	20,400	677
PDC Energy (1)	8,800	523
QEP Resources	36,200	511
Renewable Energy (1)(2)	10,200	96
Rex Stores Resources (1)(2)	2,550	141
Rice Energy (1)(2)	14,700	205
RSP Permian (1)(2)	14,600	424

Sanchez Energy (1)	44,300	243
SemGroup (2)	4,200	94
SM Energy (2)	8,700	163
Synergy Resources (1)(2)	30,700	239
Targa Resources	25,500	761
Ultra Petroleum (1)(2)	258,700	129
Western Refining	14,400	419
World Fuel Services	13,200	641
		14,861
Total Energy		22,614

FINANCIALS 23.8%

Banks 5.4%

1st Source (2)	3,152	100
Ameris Bancorp (2)	7,300	216
Arrow Financial (2)	6,975	185
Associated Banc-Corp	19,841	356
Banc First	2,800	160
Bancorp (1)(2)	18,200	104
Bancorp South	29,675	632
Bank of Hawaii (2)	8,266	564
Bank of the Ozarks (2)	18,000	756
BankUnited	23,300	802
Banner	5,873	247
BBCN Bancorp	20,300	308
BNC Bancorp (2)	8,100	171
BOK Financial (2)	1,137	62
Boston Private Financial (2)	22,199	254
Brookline Bancorp	24,129	266
Camden National	3,200	134
Capital Bank Financial, Class A (2)	11,200	346
Cathay Bancorp	10,756	305
CB Financial Services	1,438	29
Central Pacific Financial (2)	14,000	305

Century Bancorp, Class A (2)	5,700	222
Chemical Financial	8,561	306
CIT Group (2)	29,500	915
Citizens & Northern (2)	2,222	44
City Holding Company (2)	5,150	246
Cobiz Financial (2)	15,937	188
Columbia Banking System (2)	16,650	498
Commerce Bancshares (2)	14,730	662
Community Bank System (2)	6,020	230
Community Trust Bancorp	4,372	154
ConnectOnc Bancorp	12,383	203
Cullen/Frost Bankers (2)	6,750	372
CVB Financial	13,106	229
East West Bancorp	22,200	721
Farmers Capital Bank (2)	10,447	276
First Bancorp North Carolina (2)	8,075	152
First BanCorp-Puerto Rico (1)(2)	18,500	54
First Busey (2)	8,691	178
First Citizens BancShares	1,470	369
First Commonwealth Financial (2)	13,300	118
First Community (2)	5,200	103
First Financial (2)	4,550	156
First Financial Bancorp	13,272	241
First Financial Bankshares (2)	8,988	266
First Horizon National (2)	42,100	552
First Merchants (2)	13,813	326
First Midwest Bancorp (2)	17,893	322
First Niagara Financial (2)	96,763	937
First Republic Bank	22,500	1,499
First United (1)	4,211	46
FirstMerit (2)	14,084	297
Flushing Financial	9,825	212
FNB	14,835	193
Fulton Financial (2)	19,102	256
German American Bancorp (2)	4,489	145

Glacier Bancorp (2)	15,812	402
Hancock Holding (2)	5,735	132
Hilltop Holdings (1)	15,698	296
Home Bancshares (2)	20,538	841
IBERIABANK (2)	7,955	408
Independent Bank	5,350	246
International Bancshares	7,802	192
Investors Bancorp (2)	64,535	751
John Marshall Bank (1)	5,800	97
Macatawa Bank	22,400	140
MB Financial (2)	11,867	385
Merchants Bancshares (2)	600	18
National Bank Holdings, Class A	16,500	336
National Penn Bancshares (2)	15,535	165
NBT Bancorp (2)	9,480	256
Northrim Bank	7,125	170
OFG Bancorp (2)	25,168	176
Old Line Bancshares (2)	6,900	124
Old National Bancorp (2)	5,430	66
PacWest Bancorp (2)	15,955	593
Park National (2)	4,040	364
Peapack-Gladstone Financial (2)	7,057	119
Peoples Bancorp (2)	3,550	69
Popular (2)	18,730	536
Preferred Bank	8,695	263
Premier Financial Bancorp	7,464	118
PrivateBancorp	12,660	489
Prosperity Bancshares (2)	15,760	731
Renasant (2)	8,352	275
Republic Bancorp, Class A	2,066	53
S&T Bancorp	8,200	211
Sandy Spring Bancorp (2)	4,830	134
Signature Bank (1)(2)	9,900	1,348
Simmons First National, Class A	3,000	135
South State (2)	4,704	302

Southside Bancshares	7,944	207
Southwest Bancorp of Oklahoma	11,800	178
State Bank Financial (2)	10,600	210
Sterling Bancorp (2)	20,840	332
Stock Yards Bancorp	5,521	213
Sun Bancorp (1)(2)	7,212	149
SVB Financial Group (1)	8,550	873
Synovus Financial	21,757	629
Talmer Bancorp, Class A	21,700	393
TCF Financial (2)	29,600	363
Texas Capital Bancshares (1)(2)	15,500	595
Tompkins Financial (2)	4,217	270
Towne Bank/Portsmouth VA (2)	7,600	146
TriCo Bancshares	4,900	124
Trustmark	10,900	251
UMB Financial	6,612	341
Umpqua Bank (2)	26,064	413
Union Bankshares (2)	7,729	190
United Bankshares (2)	9,000	330
United Community Banks	13,396	247
Univest (2)	4,700	92
Valley National Bancorp	5,694	54
Webster Financial	17,410	625
WesBanco (2)	6,875	204
West Bancorporation (2)	12,700	232
WestAmerica Bank (2)	3,746	183
Western Alliance Bancorp (1)(2)	27,200	908
Wintrust Financial (2)	7,050	313
Yadkin Financial (2)	8,950	212
		38,208
Capital Markets 1.4%		
Ashford (1)	1,249	57
Associated Capital (1)	900	25
BGC Partners (2)	34,500	312

Calamos, Class A (2)	15,300	130
Cohen & Steers	2,000	78
Cowen (1)(2)	29,700	113
Eaton Vance (2)	16,966	569
Evercore Partners	5,500	285
Federated Investors, Class B	6,400	185
Financial Engines (2)	8,600	270
GAMCO Investors	900	33
Greenhill (2)	12,100	269
Interactive Brokers, Class A (2)	15,300	602
INTL FCStone (1)(2)	8,181	219
Investment Technology Group	13,600	300
Janus Capital Group (2)	41,200	603
Lazard, Class A, Partnership	24,300	943
Northstar Asset Management	26,250	298
Piper Jaffray (1)(2)	4,650	230
Raymond James Financial (2)	16,275	775
Safeguard Scientifics (1)(2)	7,700	102
SEI Investments	18,956	816
Stifel Financial (1)(2)	7,886	233
TD Ameritrade Holding	54,268	1,711
Teton Advisors (2)	40	2
Virtus Investment Partners	1,434	112
Waddell & Reed Financial, Class A	21,340	502
WisdomTree Investments (2)	28,400	325
		10,099
Consumer Finance 0.7%		
Ally Financial (1)	77,200	1,445
Asta Funding (1)(2)	8,330	74
Atlanticus Holdings (1)	4,145	13
Cash America International	5,560	215
Credit Acceptance (1)(2)	2,000	363
Encore Capital (1)(2)	6,200	160
Enova International (1)(2)	2,524	16

EZCORP, Class A (1)(2)	25,200	75
First Cash (2)	4,800	221
Green Dot, Class A (1)	12,200	280
LendingClub (1)(2)	55,200	458
Nelnet, Class A	3,922	154
OneMain Holdings (1)(2)	8,900	244
Pra (1)(2)	8,550	251
Santander Consumer USA Holdings (1)	9,600	101
SLM Corporation (1)	43,400	276
World Acceptance (1)(2)	6,200	235
		4,581
Diversified Financial Services 0.8%		
CBOE Holdings (2)	18,400	1,202
FactSet Research Systems (2)	6,500	985
MarketAxess Holdings	6,800	849
Morningstar	5,800	512
MSCI, Class A	17,736	1,314
Newstar Financial (1)(2)	6,000	52
PICO Holdings (1)(2)	10,600	108
Voya Financial	31,900	950
		5,972
Insurance 3.9%		
Alleghany (1)	2,518	1,249
Allied World Assurance Holdings (2)	16,500	577
Ambac Financial (1)(2)	16,900	267
American Equity Investment Life (2)	14,600	245
American Financial Group	11,210	789
AmTrust Financial Services (2)	15,512	401
Arch Capital Group (1)	16,000	1,138
Argo Group International Holdings (2)	4,840	278
Arthur J. Gallagher	25,960	1,155
Aspen Insurance Holdings (2)	13,000	620
Assured Guaranty (2)	23,600	597

Axis Capital Holdings	15,000	832
Baldwin & Lyons, Class B (2)	3,875	95
Brown & Brown (2)	9,000	322
Citizens (1)(2)	13,733	99
CNA Financial	10,400	335
CNO Financial Group (2)	26,900	482
Crawford, Class B (2)	17,550	114
E-Health (1)(2)	6,300	59
EMC Insurance Group (2)	2,854	73
Endurance Specialty Holdings	10,287	672
Enstar (1)(2)	2,800	455
Erie Indemnity, Class A	4,500	418
Everest Reinsurance Holdings	6,400	1,264
FBL Financial, Class A	2,342	144
First American Financial (2)	28,830	1,099
FNF (2)	16,831	571
Hanover Insurance Group (2)	6,420	579
Horace Mann Educators (2)	9,210	292
Infinity Property & Casualty	3,200	258
Kemper (2)	7,650	226
Maiden Holdings (2)	15,100	195
Markel (1)(2)	2,634	2,348
MBIA (1)(2)	29,500	261
Mercury General (2)	4,793	266
National Interstate	7,100	212
National Western Life, Class A	1,110	256
Navigators Group (1)	3,350	281
Old Republic International	42,093	770
OneBeacon Insurance Group, Class A	8,800	112
Phoenix Companies (1)(2)	2,300	85
Primerica (2)	8,200	365
ProAssurance	7,540	382
Reinsurance Group of America	11,520	1,109
RenaissanceRe Holdings	6,095	730
RLI (2)	1,000	67

Safety Insurance Group (2)	6,115	349
Selective Insurance	11,900	436
State Auto Financial (2)	11,370	251
Stewart Information Services	8,280	300
Third Point Reinsurance (1)(2)	24,600	280
United Fire Group	3,600	158
Validus Holdings (2)	13,400	632
W. R. Berkley	11,572	650
White Mountains Insurance Group (2)	1,387	1,113
		27,313
Real Estate Investment Trusts 9.9%		
Acadia Realty Trust, REIT (2)	12,250	430
AG Mortgage Investment Trust, REIT (2)	16,400	214
Agree Realty, REIT (2)	7,800	300
Alexanders, REIT (2)	900	342
Alexandria Real Estate, REIT	12,120	1,102
Altisource Residential, Class B (2)	26,433	317
American Assets Trust, REIT (2)	9,000	359
American Campus Communities, REIT	18,826	887
American Capital Agency, REIT	48,100	896
American Capital Mortgage Investment, REIT (2)	7,700	113
American Homes 4 Rent, Class A, REIT	33,900	539
Annaly Capital Management, REIT	146,600	1,504
Apple Hospitality, REIT (2)	28,000	555
Ares Commercial Real Estate, REIT (2)	32,500	356
ARMOUR Residential, REIT (2)	425	9
Ashford Hospitality Prime, REIT (2)	925	11
Ashford Hospitality Trust, REIT	23,100	147
Blackstone Mortgage Trust, REIT (2)	24,000	645
Brandywine Realty Trust, REIT	38,043	534
Brixmor Property, REIT	27,200	697
Camden Property Trust, REIT	15,300	1,287
Care Capital Properties, REIT (2)	11,000	295
CBL & Associates Properties, REIT	39,600	471

Cedar Realty Trust, REIT	29,700	215
Chesapeake Lodging Trust, REIT (2)	16,600	439
Chimera Investment, REIT (2)	36,620	498
CIM Commercial Trust, REIT	317	6
Colony Capital, REIT (2)	8,900	149
Colony Starwood Homes, REIT	14,480	358
Columbia Property Trust, REIT (2)	17,300	380
Communications Sales & Leasing, REIT	24,400	543
CorEnergy Infrastructure Trust, REIT (2)	10,240	206
CoreSite Realty, REIT	1,000	70
Corporate Office Properties Trust, REIT	8,200	215
Corrections Corporation of America, REIT	18,204	583
Cousins Properties, REIT (2)	36,400	378
CubeSmart, REIT (2)	24,400	813
CyrusOne, REIT	8,600	393
CYS Investments, REIT	36,700	299
DCT Industrial Trust, REIT	15,300	604
DDR, REIT (2)	44,600	793
DiamondRock Hospitality, REIT (2)	52,051	527
Digital Realty Trust, REIT (2)	24,500	2,168
Douglas Emmett, REIT (2)	23,800	717
Duke Realty, REIT	59,361	1,338
DuPont Fabros Technology, REIT (2)	12,300	499
EastGroup Properties, REIT	9,750	589
Education Realty Trust, REIT	12,800	532
Empire State Realty Trust, REIT (2)	21,600	379
EPR Properties, REIT	7,080	472
Equity Commonwealth, REIT (1)	20,475	578
Equity LifeStyle Properties, REIT	17,040	1,239
Equity One, REIT	17,576	504
FelCor Lodging Trust, REIT	40,100	326
First Industrial Realty, REIT (2)	12,200	277
First Potomac Realty Trust, REIT	27,900	253
Forest City Realty Trust, Class A, REIT	42,730	901
Franklin Street Properties, REIT (2)	7,200	76

Gaming & Leisure Properties, REIT (2)	14,788	457
Getty Realty, REIT	15,043	298
Gladstone Land, REIT	12,900	130
Global Net Lease, REIT	40,100	343
Government Properties Income Trust, REIT (2)	23,300	416
Gramercy Property Trust, REIT (2)	20,200	171
Hatteras Financial, REIT (2)	16,300	233
Healthcare Realty Trust, REIT	18,580	574
Healthcare Trust of America, REIT	29,050	855
Hersha Hospitality Trust, Class A, REIT (2)	11,025	235
Highwoods Properties, REIT (2)	12,213	584
Hospitality Properties Trust, REIT	18,550	493
Hudson Pacific Properties, REIT	2,500	72
Independence Realty Trust, REIT (2)	10,300	73
Invesco Mortgage Capital, REIT	3,200	39
Investors Real Estate Trust, REIT	42,650	310
Kilroy Realty, REIT	14,020	867
Kite Realty Group Trust, REIT	11,200	310
Lamar Advertising, REIT	16,192	996
LaSalle Hotel Properties, REIT (2)	22,900	580
Lexington Realty Trust, REIT	58,129	500
Liberty Property Trust, REIT	21,633	724
LTC Properties, REIT	7,550	342
Mack-Cali Realty, REIT (2)	9,134	215
Medical Properties Trust, REIT (2)	27,600	358
MFA Financial, REIT	33,200	227
Mid-America Apartment Communities, REIT	12,976	1,326
Monmouth Real Estate Investment Trust, Class A, REIT	28,600	340
National Health Investors, REIT (2)	4,020	267
National Retail Properties, REIT	22,730	1,050
New Residential Investment, REIT	44,850	522
New Senior Investment, REIT (2)	32,100	331
NorthStar Realty Europe, Class C, REIT	18,633	216
NorthStar Realty Finance, REIT	45,800	601
Omega Healthcare Investors, REIT	22,050	778

Outfront Media, REIT (2)	14,923	315
Paramount, REIT	19,800	316
Parkway Properties, REIT	24,372	382
Pebblebrook Hotel Trust, REIT (2)	10,200	297
Pennsylvania Real Estate Investment Trust, REIT (2)	15,731	344
PennyMac Mortgage Investment Trust, REIT (2)	18,300	250
Physicians Realty Trust, REIT	24,900	463
Piedmont Office Realty Trust, Class A, REIT	29,400	597
Post Properties, REIT	8,600	514
Power, REIT (1)	9,738	46
PS Business Parks, REIT (2)	5,800	583
QTS Realty Trust, Class A, REIT	10,500	497
RAIT Financial Trust, REIT (2)	20,000	63
Ramco-Gershenson Properties, REIT (2)	24,900	449
Rayonier, REIT	36,551	902
Redwood Trust, REIT	33,700	441
Regency Centers, REIT	19,786	1,481
Resource Capital, REIT (2)	29,950	337
Retail Opportunity Investments, REIT	23,400	471
Retail Properties of America, Class A, REIT	35,100	556
RLJ Lodging Trust, REIT (2)	24,000	549
Ryman Hospitality Properties, REIT	9,126	470
Sabra Health Care, REIT	11,600	233
Saul Centers, REIT	7,600	403
Senior Housing Properties, REIT (2)	36,414	651
Silver Bay Realty Trust, REIT	18,199	270
Sotherly Hotels, REIT	14,600	75
Sovran Self Storage, REIT	6,700	790
Spirit Realty Capital, REIT (2)	66,600	749
Starwood Property Trust, REIT (2)	31,300	592
STORE Capital, REIT (2)	5,100	132
Sun Communities, REIT (2)	12,850	920
Sunstone Hotel Investors, REIT (2)	30,674	429
Tanger Factory Outlet Centers, REIT	17,980	654
Taubman Centers, REIT	11,700	833

Terreno Realty, REIT (2)	17,900	420
The GEO Group, REIT (2)	13,611	472
Two Harbors Investment, REIT	39,200	311
UMH Properties, REIT (2)	26,900	267
Universal Health Realty Income Trust, REIT (2)	5,550	312
Urban Edge Properties, REIT (2)	18,800	486
Urstadt Biddle Properties, Class A, REIT	15,200	318
VEREIT, REIT (2)	129,140	1,145
Washington Real Estate Investment Trust, REIT	15,400	450
Weingarten Realty Investors, REIT	14,640	549
Western Asset Mortgage Capital, REIT (2)	41,722	419
WP Carey, REIT (2)	13,700	853
WP GLIMCHER, REIT	12,759	121
Xenia Hotels & Resorts, REIT (2)	4,300	67
ZAIS Financial, REIT (2)	13,200	197
		69,601
Real Estate Management & Development 0.6%		
Alexander & Baldwin (2)	13,550	497
Altisource Portfolio Solutions (1)(2)	5,200	126
AV Homes (1)(2)	13,100	149
Forestar Group (1)(2)	14,200	185
FRP Holdings (1)(2)	2,300	82
Howard Hughes (1)	6,000	635
Jones Lang LaSalle	7,510	881
Kennedy-Wilson Holdings (2)	17,100	374
Realogy Holdings (1)	20,500	740
RMR, Class A (1)	1,021	26
St. Joe (1)(2)	21,570	370
Tejon Ranch, Warrants, 8/31/16 (1)	999	—
Tejon Ranch (1)(2)	5,570	115
		4,180
Thrifts & Mortgage Finance 1.1%		
Astoria Financial	22,821	361

Bank Mutual (2)	31,861	241
Bear State Financial (1)	12,510	116
Beneficial Bancorp (1)(2)	4,000	55
BofI Holding (1)(2)	16,400	350
Capitol Federal Financial (2)	32,144	426
Clifton Bancorp (2)	14,388	218
Dime Community Bancshares	10,400	183
EverBank Financial (2)	22,900	346
Federal Agricultural Mortgage	5,500	208
HomeStreet (1)	5,200	108
Kearny Financial	16,012	198
Lake Sunapee Bank	2,980	42
Meridian Bancorp	4,000	56
MGIC Investment (1)(2)	75,700	581
Nationstar Mortgage Holdings (1)(2)	16,300	161
New York Community Bancorp	81,137	1,290
Northwest Bancshares (2)	20,579	278
OceanFirst Financial (2)	8,250	146
Ocwen Financial (1)(2)	61,030	151
PennyMac Financial Services (1)	4,665	55
PHH (1)(2)	7,900	99
Provident Financial Services	10,118	204
Radian (2)	32,458	402
TFS Financial	20,700	360
Trustco Bank	25,450	154
United Financial Bancorp	6,600	83
Walker & Dunlop (1)(2)	9,400	228
Washington Federal (2)	17,968	407
Westfield Financial	13,100	110
WSFS Financial (2)	9,750	317
		7,934
Total Financials		167,888

HEALTH CARE 10.9%

Biotechnology 3.8%

ACADIA Pharmaceuticals (1)(2)	23,500	657
Acceleron Pharma (1)(2)	10,900	288
Achillion Pharmaceuticals (1)	30,800	238
Acorda Therapeutics (1)(2)	8,700	230
Agios Pharmaceuticals (1)(2)	7,500	304
Akebia Therapeutics (1)	7,900	71
Alexion Pharmaceuticals (1)(2)	3,022	421
Alkermes (1)(2)	18,200	622
Alnylam Pharmaceuticals (1)(2)	14,500	910
AMAG Pharmaceuticals (1)(2)	7,700	180
Anacor Pharmaceuticals (1)(2)	11,600	620
ARIAD Pharmaceuticals (1)(2)	17,500	112
Arrowhead Research (1)(2)	25,400	122
BioMarin Pharmaceutical (1)(2)	30,790	2,540
Bluebird Bio (1)(2)	7,400	314
Celldex Therapeutics (1)(2)	43,800	166
Celsion (1)(2)	74,800	109
Cepheid (1)	8,400	280
Clovis Oncology (1)(2)	13,400	257
CytRx (1)(2)	69,400	186
Dyax (1)(2)	28,300	31
Dynavax Technologies (1)(2)	13,810	266
Epizyme (1)(2)	12,300	149
Exelixis (1)(2)	73,390	294
FibroGen (1)(2)	11,300	241
Forest Laboratories (1)(2)(3)	203	—
Forest Laboratories (1)(3)	2,488	—
Genomic Health (1)(2)	8,900	220
Geron (1)(2)	46,600	136
Halozyme Therapeutics (1)(2)	25,800	244
ImmunoGen (1)(2)	25,300	216
Incyte (1)(2)	29,960	2,171

Infinity Pharmaceuticals (1)(2)	5,100	27
Insmed (1)(2)	16,300	207
Intercept Pharmaceuticals (1)(2)	700	90
Intrexon (2)	1,800	61
Ionis Pharmaceuticals (1)(2)	25,380	1,028
Ironwood Pharmaceuticals (1)(2)	25,700	281
Juno Therapeutics (1)(2)	13,900	529
Karyopharm Therapeutics (1)	13,800	123
Keryx Biopharmaceuticals (1)(2)	35,600	166
Kite Pharma (1)(2)	8,800	404
Lexicon Pharmaceuticals (1)(2)	21,242	254
Ligand Pharmaceuticals, Class B (1)(2)	5,686	609
MacroGenics (1)	8,300	156
MannKind (1)(2)	92,500	149
Medivation (1)	30,700	1,412
Merrimack Pharmaceuticals (1)(2)	28,500	239
Momenta Pharmaceuticals (1)(2)	15,900	147
Myriad Genetics (1)(2)	9,680	362
Navidea Biopharmaceuticals (1)(2)	70,000	66
Neurocrine Biosciences (1)	20,900	827
Novavax (1)(2)	74,600	385
OncoGenex Pharmaceutical (1)(2)	46,100	31
Ophthotech (1)(2)	10,200	431
OPKO Health (1)(2)	56,500	587
Portola Pharmaceuticals (1)	4,900	100
Progenics Pharmaceuticals (1)(2)	31,300	136
Prothena (1)(2)	10,100	416
PTC Therapeutics (1)(2)	8,300	53
Puma Biotechnology (1)	1,300	38
Radius Health (1)(2)	14,400	453
Sangamo BioSciences (1)(2)	16,300	99
Sarepta Therapeutics (1)(2)	27,816	543
Seattle Genetics (1)(2)	21,520	755
Spectrum Pharmaceuticals (1)(2)	27,000	172
Synergy Pharmaceuticals (1)(2)	51,300	142

T2 Biosystems (1)(2)	3,500	35
TESARO (1)(2)	5,000	220
Ultragenyx Pharmaceutical (1)(2)	9,800	620
United Therapeutics (1)(2)	10,100	1,125
Versartis (1)	4,500	36
Vital Therapies (1)(2)	17,700	161
ZIOPHARM Oncology (1)(2)	33,100	246
		26,516
Health Care Equipment & Supplies 2.7%		
Abaxis (2)	4,500	204
Abiomed (1)(2)	7,900	749
Accuray (1)	32,000	185
Alere (1)(2)	14,360	727
Align Technology (1)(2)	16,330	1,187
Angiodynamics (1)	3,000	37
Biolase (1)(2)	17,433	23
Cantel Medical	6,300	450
Cardiovascular Systems (1)	11,600	120
Cerus (1)(2)	31,000	184
ConMed	6,050	254
Cooper Companies	8,461	1,303
CryoLife (2)	10,350	111
Cynosure, Class A (1)	6,863	303
Dexcom (1)(2)	13,900	944
Endologix (1)(2)	29,600	247
Exactech (1)	1,700	34
GenMark Diagnostics (1)(2)	16,000	84
Globus Medical, Class A (1)(2)	13,100	311
Greatbatch (1)(2)	5,050	180
Haemonetics (1)	11,500	402
Halyard Health (1)(2)	3,200	92
HeartWare International (1)(2)	1,600	50
Hill-Rom Holdings	9,250	465
Hologic (1)	7,854	271

ICU Medical (1)	3,400	354
IDEXX Laboratories (1)(2)	15,800	1,237
Insulet (1)(2)	12,500	415
Integra LifeSciences Holdings (1)(2)	4,200	283
Invacare (2)	6,700	88
LeMaitre Vascular (2)	8,300	129
LivaNova (1)	7,100	383
Masimo (1)	13,300	557
Meridian Bioscience (2)	8,075	166
Merit Medical Systems (1)(2)	13,206	244
Neogen (1)	8,450	426
NuVasive (1)(2)	9,900	482
Nuvectra (1)	1,683	9
OraSure Technologies (1)	19,775	143
Quidel (1)(2)	6,400	111
ResMed	23,300	1,347
RTI Surgical (1)(2)	35,800	143
SeaSpine Holdings (1)	7,200	105
Spectranetics (1)(2)	7,200	105
STERIS (2)	13,191	937
SurModics (1)	3,750	69
Symmetry Surgical (1)	10,600	105
Tandem Diabetes Care (1)(2)	9,200	80
Teleflex (2)	6,830	1,072
Unilife (1)(2)	44,100	30
West Pharmaceutical Services (2)	12,160	843
Wright Medical (1)(2)	15,225	253
		19,033
Health Care Providers & Services 2.0%		
Acadia Healthcare (1)(2)	13,100	722
Air Methods (1)(2)	6,600	239
AMN Healthcare Services (1)(2)	13,105	440
AmSurg, Class A (1)(2)	9,300	694
Anthem	500	69

Bioscrip (1)(2)	32,200	69
BioTelemetry (1)	2,600	30
Brookdale Senior Living (1)(2)	33,300	529
Capital Senior Living (1)(2)	15,800	293
Centene (1)(2)	4,655	287
Chemed (2)	3,200	433
Community Health Systems (1)(2)	13,068	242
Community Health Systems, Rights, 1/2/24 (1)	41,000	—
CorVel (1)	6,050	238
Digirad	39,600	196
Diplomat Pharmacy (1)(2)	11,500	315
Envision Healthcare Holdings (1)	32,900	671
Five Star Quality Care (1)(2)	23,000	53
Hanger (1)(2)	7,850	51
HCA Holdings (1)	7,300	570
HealthSouth (2)	15,700	591
Interpace Diagnostics (1)	32,900	8
Kindred Healthcare (2)	9,300	115
Landauer (2)	500	17
LHC Group (1)	5,400	192
LifePoint Health (1)	7,330	508
Magellan Health (1)	6,400	435
MEDNAX (1)	16,000	1,034
Molina Healthcare (1)(2)	7,250	468
National HealthCare (2)	4,199	262
Owens & Minor (2)	10,400	420
PharMerica (1)(2)	10,459	231
Premier, Class A (1)	10,100	337
RadNet (1)(2)	24,100	116
Select Medical Holdings (1)	7,900	93
Team Health Holdings (1)(2)	18,500	773
Universal American (2)	20,240	145
VCA (1)	14,100	813

WellCare Health Plans (1)	10,800	1,002
		13,701
Health Care Technology 0.5%		
Allscripts Healthcare Solutions (1)(2)	9,400	124
athenahealth (1)(2)	6,600	916
Castlight Health (1)	13,900	46
HealthStream (1)(2)	4,700	104
HMS Holdings (1)	47,800	686
IMS Health Holdings (1)	24,800	658
Medidata Solutions (1)(2)	11,200	434
Omnicell (1)(2)	7,820	218
Quality Systems	8,000	122
Veeva Systems, Class A (1)(2)	20,400	511
		3,819
Life Sciences Tools & Services 1.0%		
Affymetrix (1)(2)	17,900	251
Bio-Rad Laboratories, Class A (1)	2,900	397
Bio-Techne (2)	7,700	728
Bruker	32,150	900
Cambrex (1)	8,410	370
Charles River Laboratories International (1)	8,700	661
Fluidigm (1)(2)	22,900	185
Harvard Bioscience (1)(2)	28,200	85
Luminex (1)(2)	10,000	194
Mettler-Toledo International (1)	4,500	1,551
Pacific Biosciences of California (1)(2)	30,700	261
Parexel International (1)(2)	9,680	607
Quintiles Transnational Holdings (1)	17,100	1,113
Sequenom (1)(2)	37,100	52
		7,355
Pharmaceuticals 0.9%		
Akorn (1)(2)	15,100	355
BioDelivery Sciences International (1)(2)	31,500	102

Catalent (1)(2)	23,400	624
Depomed (1)(2)	15,300	213
DURECT (1)(2)	81,600	110
Horizon Pharma (1)(2)	18,400	305
Impax Laboratories (1)(2)	11,600	371
Innoviva (2)	19,500	246
Intra-Cellular Therapies (1)	9,500	264
Jazz Pharmaceuticals (1)	10,600	1,384
Medicines Company (1)	15,790	502
Nektar Therapeutics (1)(2)	34,400	473
NuPathe, Rights (1)(2)(3)	81,200	215
Pacira Pharmaceuticals (1)(2)	10,000	530
Prestige Brands (1)	8,600	459
Relypsa (1)(2)	13,700	186
Tetraphase Pharmaceuticals (1)(2)	16,700	77
Therapeutics MD (1)(2)	12,000	77
VIVUS (1)(2)	51,000	71
XenoPort (1)(2)	14,900	67
		6,631
Total Health Care		77,055

INDUSTRIALS & BUSINESS SERVICES 12.9%

Aerospace & Defense 1.6%

AAR	10,600	247
Aerojet Rocketdyne Holdings (1)(2)	12,210	200
Aerovironment (1)(2)	5,100	144
B/E Aerospace	15,850	731
BWX Technologies	21,575	724
Cubic	2,700	108
Curtiss-Wright (2)	7,600	575
DigitalGlobe (1)(2)	17,140	296
Ducommun (1)	3,600	55
Esterline Technologies (1)	4,590	294
HEICO (2)	8,500	511

Hexcel (2)	15,500	677
Huntington Ingalls Industries	7,900	1,082
KEYW Holding (1)(2)	6,000	40
KLX (1)	8,900	286
Moog, Class A (1)(2)	6,830	312
National Presto (2)	2,100	176
Orbital ATK (2)	9,221	802
Spirit AeroSystems Holdings, Class A (1)	17,400	789
TASER International (1)(2)	14,760	290
Teledyne Technologies (1)	8,700	767
Transdigm Group (1)(2)	8,100	1,785
Triumph Group	7,700	242
Vectrus (1)	5,444	124
		11,257
Air Freight & Logistics 0.2%		
Atlas Air Worldwide (1)	3,600	152
Forward Air (2)	4,885	222
Hub Group, Class A (1)	6,400	261
Park Ohio Holdings	4,600	197
XPO Logistics (1)(2)	19,000	583
		1,415
Airlines 0.7%		
Alaska Air Group (2)	25,000	2,051
Allegiant Travel (2)	4,000	712
Hawaiian Airlines (1)(2)	2,900	137
JetBlue Airways (1)(2)	55,700	1,176
SkyWest	2,530	51
Spirit Airlines (1)	12,200	585
United Continental (1)(2)	8,226	492
		5,204
Building Products 1.0%		
A.O. Smith	12,780	975
AAON (2)	11,590	325

Apogee Enterprises (2)	8,800	386
Armstrong Worldwide Industries (1)	6,300	305
Fortune Brands Home & Security (2)	25,600	1,435
Griffon (2)	10,500	162
Lennox International (2)	6,690	904
Masonite International (1)	1,000	66
NCI Building Systems (1)	16,700	237
Nortek (1)(2)	1,900	92
Owens Corning	13,900	657
Ply Gem Holdings (1)(2)	1,500	21
Quanex Building Products (2)	16,840	292
Simpson Manufacturing	6,200	237
Trex (1)(2)	8,600	412
Universal Forest Products	3,290	282
USG (1)(2)	17,350	431
		7,219
Commercial Services & Supplies 1.9%		
ABM Industries (2)	9,350	302
Acco Brands (1)(2)	5,000	45
Brady, Class A (2)	7,300	196
Brinks Company	9,549	321
Casella Waste Systems, Class A (1)	18,075	121
CECO Environmental (2)	10,441	65
Clean Harbors (1)(2)	5,200	256
Copart (1)	19,100	779
Covanta Holding (2)	15,004	253
Deluxe (2)	6,928	433
Ecology & Environment, Class A (2)	205	2
Ennis Business Forms (2)	6,757	132
Essendant	6,346	203
Fuel Tech (1)	13,700	24
G & K Services, Class A	4,070	298
Healthcare Services (2)	18,150	668
Herman Miller	9,950	307

HNI Corporation (2)	7,080	277
IHS (1)(2)	12,700	1,577
InnerWorkings (1)	13,300	106
Interface (2)	11,500	213
KAR Auction Services	22,600	862
Kimball International, Class B	8,690	99
Knoll	18,000	390
Matthews International, Class A	9,000	463
McGrath RentCorp (2)	1,600	40
Mobile Mini (2)	13,500	446
MSA Safety	7,200	348
Multi-Color (2)	6,212	331
Performant Financial (1)	38,000	65
R.R. Donnelley (2)	25,400	416
Rollins	13,300	361
Steelcase, Class A	12,059	180
Team (1)	7,247	220
Tetra Tech (2)	10,050	300
TRC (1)	15,600	113
UniFirst (2)	2,700	295
US Ecology	4,700	207
Viad	5,277	154
Waste Connections (2)	20,887	1,349
		13,217
Construction & Engineering 0.7%		
AECOM (1)(2)	23,022	709
Aegion (1)	3,150	66
Chicago Bridge & Iron	14,200	520
Comfort Systems USA	11,000	349
Dycom Industries (1)(2)	8,563	554
EMCOR Group	9,860	479
Granite Construction (2)	8,200	392
KBR	17,500	271
Layne Christensen (1)(2)	19,100	137

Mastec (1)(2)	9,950	201
MYR Group (1)	3,900	98
Northwest Pipe (1)(2)	5,400	50
Sterling Construction (1)(2)	19,200	99
Tutor Perini (1)(2)	18,900	294
Valmont Industries (2)	4,500	557
		4,776
Electrical Equipment 1.0%		
Acuity Brands (2)	7,550	1,647
AZZ (2)	10,300	583
Babcock & Wilcox Enterprises (1)	10,787	231
EnerSys (2)	7,000	390
Franklin Electric	7,400	238
FuelCell Energy (1)(2)	33,887	230
Generac Holdings (1)(2)	6,600	246
General Cable (2)	23,700	289
Hubbell, Class B	8,333	883
LSI Industries	10,325	121
Plug Power (1)(2)	77,200	158
Powell Industries	2,300	69
Preformed Line Products (2)	100	4
Regal Beloit	6,200	391
Sensata Technologies Holding (1)(2)	28,400	1,103
Solarcity (1)(2)	5,200	128
Thermon Group Holdings (1)(2)	16,300	286
Vicor (1)	7,100	74
		7,071
Industrial Conglomerates 0.2%		
Carlisle Companies	10,620	1,057
		1,057
Machinery 3.2%		
Accuride (1)	28,000	43
AGCO (2)	11,250	559

Albany International (2)	7,803	293
Allison Transmission Holdings (2)	23,500	634
Astec Industries (2)	5,400	252
Barnes Group	6,200	217
Blount International (1)(2)	16,577	165
Briggs & Stratton (2)	6,400	153
Chart Industries (1)	8,000	174
Clarcor	8,640	499
Colfax (1)(2)	26,000	743
Commercial Vehicle Group (1)(2)	12,500	33
Crane	8,041	433
Donaldson (2)	18,842	601
Dynamic Materials (2)	7,300	47
EnPro Industries	5,350	309
ESCO Technologies	10,640	415
Federal Signal	12,600	167
Freightcar America	4,200	65
Graco (2)	9,775	821
Graham (2)	4,250	85
Greenbrier Companies (2)	4,000	111
Harsco	13,460	73
Hillenbrand	13,850	415
Hurco Companies (2)	5,900	195
Hyster-Yale Materials Handling	2,600	173
IDEX	14,055	1,165
ITT	14,100	520
John Bean Technologies	9,772	551
Joy Global (2)	25,500	410
Kennametal	5,800	131
Lincoln Electric Holdings (2)	12,280	719
Lindsay (2)	3,150	226
Manitowoc (2)	15,400	67
Manitowoc Foodservice (1)(2)	29,700	438
Meritor (1)(2)	23,400	189
Middleby (1)(2)	9,393	1,003

Milacron Holdings (1)(2)	7,300	120
Mueller Industries (2)	9,900	291
Mueller Water Products	51,643	510
Navistar (1)(2)	24,100	302
NN (2)	2,000	27
Nordson (2)	9,520	724
Oshkosh (2)	11,400	466
Proto Labs (1)	900	69
RBC Bearings (1)(2)	6,900	506
Rexnord (1)(2)	5,600	113
SPX	19,105	287
SPX FLOW (1)	3,405	85
Sun Hydraulics (2)	5,700	189
Tennant	4,400	227
Terex	17,300	430
Timken	11,200	375
Titan International (2)	19,350	104
Toro	9,060	780
TriMas (1)	9,800	172
Trinity Industries (2)	30,158	552
Wabash National (1)(2)	19,900	263
WABCO Holdings (1)	8,500	909
Wabtec (2)	15,660	1,242
Watts Water Technologies, Class A (2)	3,950	218
Woodward	9,700	505
		22,560
Marine 0.1%		
Genco Shipping & Trading (1)(2)	17,992	12
International Shipholding (2)	5,000	10
Kirby (1)	10,800	651
Matson	5,550	223
		896

Professional Services 0.7%		
Advisory Board (1)(2)	7,880	254
CBIZ (1)	23,350	236
CDI (2)	4,100	26
CEB (2)	6,500	421
CRA International (1)	5,050	99
Exponent	4,700	240
Franklin Covey (1)(2)	5,100	90
FTI Consulting (1)(2)	7,295	259
Heidrick & Struggles International	2,758	65
Insperity	6,150	318
Kelly Services, Class A (2)	3,732	71
Kforce (2)	7,756	152
Korn/Ferry (2)	7,400	209
ManpowerGroup	12,342	1,005
Mastech Holdings (1)	11,191	81
Navigant Consulting (1)	13,300	210
On Assignment (1)(2)	9,850	364
RPX (1)	11,400	128
TransUnion (1)	5,200	144
TrueBlue (1)	7,800	204
WageWorks (1)(2)	7,000	354
		4,930
Road & Rail 0.8%		
AMERCO (2)	900	322
ArcBest	10,100	218
Avis Budget Group (1)	21,500	588
Genesee & Wyoming, Class A (1)(2)	11,518	722
Heartland Express (2)	9,623	179
Hertz Global Holdings (1)(2)	60,300	635
Knight Transportation (2)	8,692	227
Landstar System (2)	7,400	478
Old Dominion Freight Line (1)(2)	14,627	1,018
Patriot Transportation Holding (1)	1,850	37

Roadrunner Transportation Systems (1)	8,900	111
Saia (1)(2)	8,400	237
Swift Transportation (1)(2)	5,300	99
USA Truck (1)(2)	8,300	156
Werner Enterprises (2)	5,753	156
YRC Worldwide (1)(2)	17,600	164
		5,347
Trading Companies & Distributors 0.7%		
Air Lease (2)	16,000	514
Applied Industrial Technologies	6,962	302
Beacon Roofing Supply (1)	7,800	320
CAI International (1)(2)	4,000	39
DXP Enterprises (1)(2)	3,800	67
GATX (2)	8,250	392
HD Supply Holdings (1)	24,400	807
Kaman (2)	4,961	212
Lawson Products (1)(2)	5,000	98
MSC Industrial Direct (2)	5,800	443
NOW (1)(2)	18,700	331
Rush Enterprises, Class A (1)(2)	10,200	186
Titan Machinery (1)(2)	5,900	68
Univar (1)	8,000	137
Watsco	4,100	552
WESCO International (1)(2)	5,251	287
Willis Lease Finance (1)	6,500	140
		4,895
Transportation Infrastructure 0.1%		
Macquarie Infrastructure (2)	12,500	843
		843
Total Industrials & Business Services		90,687

INFORMATION TECHNOLOGY 15.7%

Communications Equipment 1.5%

ADTRAN (2)	3,273	66
Arista Networks (1)(2)	5,500	347
ARRIS International (1)(2)	31,653	725
Black Box	4,070	55
Brocade Communications Systems	71,539	757
CalAmp (1)(2)	16,800	301
Ciena (1)(2)	26,800	510
CommScope Holding (1)(2)	23,100	645
Comtech Telecommunications (2)	6,060	142
Digi International (1)	9,060	85
Echostar (1)	8,744	387
Finisar (1)(2)	12,200	223
Harmonic (1)(2)	29,554	97
Infinera (1)(2)	33,200	533
InterDigital (2)	6,360	354
Ixia (1)	10,300	128
KVH Industries (1)(2)	7,400	71
Lumentum Holdings (1)	7,760	209
Netgear (1)	9,100	367
NetScout Systems (1)(2)	14,300	328
Palo Alto Networks (1)(2)	14,400	2,349
PC-Tel	17,200	82
Plantronics	7,150	280
Polycom (1)(2)	28,700	320
Ruckus Wireless (1)(2)	27,700	272
Ubiquiti Networks (1)(2)	6,900	230
ViaSat (1)(2)	4,300	316
Viavi Solutions (1)(2)	39,000	268
		10,447

Electronic Equipment, Instruments & Components 2.7%

Agilysys (1)	8,652	88

Anixter International (1)(2)	4,000	208
Arrow Electronics (1)	14,075	907
Avnet	20,350	902
AVX (2)	4,202	53
Badger Meter (2)	5,200	346
Belden (2)	8,663	532
Benchmark Electronics (1)	7,900	182
CDW	25,800	1,071
Cognex (2)	16,200	631
Coherent (1)(2)	2,800	257
CTS	5,250	83
Daktronics (2)	7,600	60
Dolby Laboratories, Class A (2)	8,640	376
DTS (1)(2)	3,722	81
Electro Rent	12,000	111
Electro Scientific Industries (1)(2)	33,200	237
Fabrinet (1)	7,400	239
FARO Technologies (1)(2)	6,800	219
FEI	10,750	957
Gerber Scientific, EC (1)(3)	5,300	—
I.D. Systems (1)(2)	15,300	66
II-VI (1)(2)	7,800	169
Ingram Micro, Class A	21,162	760
Insight Enterprises (1)(2)	6,650	190
InvenSense (1)(2)	38,300	322
IPG Photonics (1)(2)	7,000	673
Itron (1)(2)	1,800	75
Jabil Circuit (2)	29,600	570
Keysight Technologies (1)	36,000	999
Kimball Electronics (1)(2)	6,517	73
Littelfuse (2)	2,900	357
Maxwell Technologies (1)(2)	19,200	114
Methode Electronics	9,850	288
National Instruments	17,125	516
Newport (1)	7,050	162

OSI Systems (1)	2,538	166
Park Electrochemical	8,300	133
PC Connection	5,200	134
Plexus (1)	5,560	220
QLogic (1)	15,600	210
RadiSys (1)	29,900	118
Research Frontiers (1)(2)	31,600	144
Rofin-Sinar Technology (1)	6,800	219
Rogers (1)	3,250	195
Sanmina (1)(2)	18,200	426
ScanSource (1)	4,500	182
SigmaTron International (1)	1,000	6
Synnex (2)	4,400	407
Tech Data (1)(2)	7,480	574
Trimble Navigation (1)	33,024	819
TTM Technologies (1)(2)	25,850	172
Universal Display (1)(2)	8,800	476
VeriFone Systems (1)(2)	19,084	539
Vishay Intertechnology (2)	23,778	290
Vishay Precision (1)	11,383	159
Zebra Technologies (1)(2)	9,325	643
		19,106
Internet Software & Services 2.0%		
Actua (1)(2)	12,700	115
Angie's List (1)(2)	55,800	450
Blucora (1)(2)	17,850	92
Care.com (1)	1,500	9
Comscore (1)(2)	10,899	328
Cornerstone OnDemand (1)	9,700	318
CoStar Group (1)(2)	6,002	1,129
Demandware (1)(2)	9,100	356
EarthLink Holdings (2)	40,940	232
Endurance International Group Holdings (1)(2)	19,000	200
Envestnet (1)(2)	8,500	231

Five9 (1)(2)	43,900	390
Gogo (1)(2)	14,000	154
GrubHub (1)(2)	13,800	347
IAC/InterActiveCorp (2)	12,100	570
Internap (1)(2)	31,400	86
j2 Global (2)	9,100	560
LinkedIn (1)	20,000	2,287
LogMeIn (1)	6,000	303
Marketo (1)(2)	16,800	329
Monster Worldwide (1)(2)	38,100	124
New Relic (1)(2)	5,900	154
OPOWER (1)(2)	3,500	24
Pandora Media (1)(2)	39,300	352
Qumu (1)	15,350	71
Rackspace Hosting (1)(2)	19,400	419
Reis (2)	8,100	191
Shutterstock (1)(2)	6,600	243
Spark Networks (1)(2)	1,000	2
SPS Commerce (1)	6,600	283
Travelzoo (1)(2)	9,900	80
Twitter (1)(2)	95,700	1,584
United Online (1)(2)	14,239	164
WebMD Health (1)(2)	7,956	498
XO Group (1)	2,300	37
Zillow (1)(2)	11,241	287
Zillow, Class C (1)(2)	28,282	671
		13,670
IT Services 3.0%		
Acxiom (1)(2)	18,500	397
Blackhawk Network Holdings (1)(2)	11,600	398
Booz Allen Hamilton	14,700	445
Broadridge Financial Solutions	19,000	1,127
CACI International, Class A (1)	3,900	416
Cardtronics (1)(2)	5,400	194

Ciber (1)(2)	27,840	59
Computer Sciences (2)	20,100	691
Convergys (2)	16,600	461
CoreLogic (1)	22,330	775
CSG Systems International (2)	8,100	366
Datalink (1)	9,100	83
DST Systems	4,663	526
Edgewater Technology (1)	9,767	76
EPAM Systems (1)(2)	8,700	650
Euronet Worldwide (1)	8,350	619
Everi Holdings (1)(2)	22,300	51
EVERTEC	3,000	42
First Data, Class A (1)	32,700	423
FleetCor Technologies (1)	12,600	1,874
Forrester Research	5,200	175
Gartner (1)(2)	16,050	1,434
Genpact (1)(2)	25,400	691
Global Payments	25,224	1,647
Heartland Payment Systems (2)	7,000	676
Jack Henry & Associates (2)	13,750	1,163
Kratos Defense & Security Solutions (1)(2)	14,100	70
Leidos Holdings	10,700	538
Maximus	12,400	653
Neustar, Class A (1)(2)	6,800	167
Perficient (1)	10,500	228
PRGX Global (1)	27,100	128
Sabre	37,900	1,096
SAIC	7,071	377
Sykes Enterprises (1)	7,640	231
Syntel (1)	4,020	201
TeleTech Holdings	3,490	97
Unisys (1)(2)	7,700	59
Vantiv, Class A (1)	24,600	1,325
Virtusa (1)	5,500	206

WEX (1)	6,600	550
		21,385
Semiconductor & Semiconductor Equipment 2.1%		
Advanced Energy Industries (1)	11,250	391
Advanced Micro Devices (1)	23,500	67
Amkor Technology (1)(2)	14,120	83
Atmel	62,900	511
Cabot Microelectronics (2)	5,082	208
Cavium (1)	10,300	630
Cirrus Logic (1)(2)	15,640	570
Cree (1)(2)	15,200	442
Cypress Semiconductor (1)(2)	61,450	532
Diodes (1)(2)	10,250	206
DSP Group (1)	15,190	139
Entegris (1)(2)	25,977	354
Exar (1)	19,650	113
Fairchild Semiconductor, Class A (1)	15,210	304
Integrated Device Technology (1)	35,600	728
Intersil Holding, Class A	30,376	406
IXYS	13,900	156
Kulicke & Soffa (1)	9,800	111
Marvell Technology Group	78,200	806
Mattson Technology (1)(2)	37,043	135
Maxim Integrated Products	46,400	1,707
MaxLinear, Class A (1)(2)	12,870	238
Microsemi (1)(2)	27,423	1,051
MKS Instruments (2)	7,200	271
Monolithic Power Systems (2)	2,200	140
MoSys (1)(2)	34,300	22
Nanometrics (1)	10,000	158
NXP Semiconductors (1)	7,218	585
ON Semiconductor (1)(2)	70,360	675
PDF Solutions (1)	9,701	130
Photronics (1)(2)	17,660	184

Power Integrations	2,400	119
Rambus (1)(2)	26,400	363
Rubicon Technology (1)(2)	48,500	35
Rudolph Technologies (1)(2)	10,600	145
Semtech (1)	12,200	268
Sigma Designs (1)	33,400	227
SunEdison (1)(2)	93,300	50
SunEdison Semiconductor (1)	8,800	57
Synaptics (1)(2)	7,075	564
Teradyne	31,900	689
Tessera Technologies (2)	9,060	281
Ultratech (1)(2)	5,400	118
Veeco (1)	4,129	81
		15,050
Software 4.0%		
ACI Worldwide (1)(2)	22,400	466
Ansys (1)	15,531	1,389
Aspen Technology (1)(2)	15,500	560
Aware (1)(2)	29,000	108
Blackbaud (2)	9,100	572
Bottomline Technologies (1)(2)	16,900	515
BroadSoft (1)	10,200	412
Cadence Design Systems (1)(2)	47,917	1,130
CDK Global	28,400	1,322
Commvault Systems (1)	7,200	311
Covisint (1)(2)	6,072	12
Ellie Mae (1)(2)	1,700	154
EnerNOC (1)(2)	31,200	233
Epiq Systems	12,200	183
Fair Isaac	4,585	487
FireEye (1)(2)	26,400	475
Fortinet (1)(2)	25,600	784
Guidewire Software (1)(2)	12,500	681
Imperva (1)(2)	7,100	359

Infoblox (1)(2)	15,300	262
Interactive Intelligence (1)(2)	6,254	228
Manhattan Associates (1)	15,340	872
Mentor Graphics	15,080	307
MicroStrategy (1)	1,906	343
Mobile Iron (1)	10,000	45
Monotype Imaging Holdings	9,500	227
NetSol Technologies (1)	23,500	164
NetSuite (1)(2)	9,100	623
Nuance Communications (1)	39,411	737
Pegasystems	10,300	261
Progress Software (1)	9,100	220
Proofpoint (1)(2)	11,000	592
Pros Holdings (1)(2)	10,900	129
PTC (1)	19,900	660
Qlik Technologies (1)	9,300	269
Qualys (1)(2)	2,600	66
Rovi (1)(2)	16,292	334
SeaChange International (1)(2)	16,850	93
ServiceNow (1)	29,000	1,774
Splunk (1)(2)	23,700	1,160
SS&C Technologies Holdings (2)	13,800	875
Synchronoss Tech (1)(2)	7,000	226
Synopsys (1)	28,986	1,404
Tableau Software (1)	10,800	495
Take-Two Interactive Software (1)(2)	7,145	269
Tangoe (1)(2)	35,000	276
Textura (1)(2)	8,600	160
TiVo (1)(2)	28,300	269
Tyler Technologies (1)	5,700	733
Ultimate Software Group (1)(2)	4,900	948
Vasco Data Security International (1)(2)	16,200	250
Verint Systems (1)	8,400	280
VMware, Class A (1)(2)	10,900	570
Workday (1)(2)	19,200	1,475

Xura (1)(2)	5,800	114
Zendesk (1)(2)	11,700	245
Zynga (1)	46,000	105
		28,213
Technology Hardware, Storage & Peripherals 0.4%		
3D Systems (1)(2)	12,650	196
Concurrent Computer (2)	7,800	46
Cray (1)(2)	8,077	338
Diebold (2)	12,790	370
Electronics For Imaging (1)(2)	10,300	437
Hutchinson Technology (1)(2)	3,200	12
Immersion (1)	10,300	85
Intevac (1)	20,700	93
Lexmark International	11,000	368
NCR (1)	19,500	584
Nimble Storage (1)(2)	10,000	78
Silicon Graphics International (1)(2)	14,800	105
		2,712
Total Information Technology		110,583
MATERIALS 4.6%		
Chemicals 2.4%		
A. Schulman	6,713	183
Albemarle (2)	16,800	1,074
American Vanguard (1)(2)	8,366	132
Ashland	13,400	1,473
Axalta Coating Systems (1)(2)	23,000	672
Axiall	15,600	341
Balchem	5,400	335
Cabot	12,350	597
Calgon Carbon (2)	9,800	137
Celanese, Series A	30,021	1,966
Chase (2)	1,650	87

Chemours	43,700	306
Chemtura (1)	12,900	341
Ferro (1)	24,260	288
Flotek Industries (1)(2)	23,700	174
GCP Applied Technologies (1)	11,700	233
H.B. Fuller (2)	7,540	320
Huntsman (2)	25,500	339
Koppers (1)	7,200	162
Kronos Worldwide (2)	13,400	77
LSB Industries (1)(2)	31,800	405
Minerals Technologies	5,910	336
NewMarket (2)	1,300	515
Olin (2)	29,790	517
OMNOVA Solutions (1)	14,900	83
Platform Specialty Products (1)(2)	22,600	194
PolyOne (2)	14,930	452
Rayonier Advanced Materials (2)	25,917	246
Rentech (1)(2)	12,450	28
RPM	29,000	1,373
Scotts Miracle Gro	7,100	517
Senomyx (1)(2)	41,700	108
Sensient Technologies (2)	7,380	468
Solazyme (1)(2)	28,000	57
Stepan	5,000	276
Tredegar (2)	4,100	64
Valspar (2)	12,900	1,381
W. R. Grace (1)	11,700	833
Westlake Chemical (2)	6,142	284
		17,374
Construction Materials 0.2%		
Eagle Materials	11,570	811
Headwaters (1)(2)	22,600	448
Summit Materials, Class A (2)	9,338	182
		1,441

Containers & Packaging 0.9%		
AptarGroup (2)	10,260	804
Bemis	16,100	834
Berry Plastics (1)(2)	18,200	658
Crown Holdings (1)	19,150	950
Graphic Packaging Holding	42,413	545
Greif (2)	4,900	160
Greif, Class B	100	5
Myers Industries (2)	5,315	68
Packaging Corporation of America	15,755	951
Silgan Holdings	7,820	416
Sonoco Products (2)	15,887	772
		6,163
Metals & Mining 0.8%		
Allegheny Technologies (2)	18,900	308
Carpenter Technology (2)	14,200	486
Commercial Metals (2)	31,200	530
Compass Minerals (2)	5,800	411
Gold Resource (2)	88,700	207
Haynes International	3,300	120
Kaiser Aluminum	3,500	296
Materion	4,900	130
Reliance Steel & Aluminum	13,900	962
Royal Gold (2)	11,150	572
Steel Dynamics	32,328	728
Stillwater Mining (1)(2)	23,217	247
SunCoke Energy	19,300	125
TimkenSteel (2)	2,000	18
Universal Stainless & Alloy Products (1)	2,700	28
Worthington Industries	8,563	305
		5,473
Paper & Forest Products 0.3%		
Boise Cascade (1)(2)	6,600	137

Clearwater Paper (1)	4,588	223
Deltic Timber (2)	1,700	102
Domtar	15,816	640
Glatfelter	7,100	147
Kapstone Paper & Packaging (2)	18,600	258
Louisiana Pacific (1)(2)	41,900	717
Resolute Forest Products (1)(2)	5,600	31
		2,255
Total Materials		32,706
MISCELLANEOUS 0.0%		
Miscellaneous 0.0%		
Biotime, Warrants, 10/1/18 (1)	819	1
Total Miscellaneous		1
TELECOMMUNICATION SERVICES 1.0%		
Diversified Telecommunication Services 0.5%		
Cogent Communications Holdings (2)	9,500	371
Consolidated Communications (2)	14,825	382
General Communication, Class A (1)(2)	13,970	256
IDT, Class B	10,442	163
SBA Communications (1)	19,700	1,973
		3,145
Wireless Telecommunication Services 0.5%		
Shenandoah Telecomm	15,100	404
Sprint (1)(2)	122,800	427
T-Mobile US (1)(2)	57,000	2,183
Telephone & Data Systems (2)	18,885	568
U.S. Cellular (1)	2,993	137
		3,719
Total Telecommunication Services		6,864

UTILITIES 3.6%

Electric Utilities 1.2%		
ALLETE (2)	6,482	363
Cleco (2)	11,400	629
El Paso Electric	8,300	381
Genie Energy, Class B (1)(2)	16,842	128
Great Plains Energy (2)	22,933	740
Hawaiian Electric Industries (2)	17,800	577
IdaCorp	8,110	605
ITC Holdings	25,100	1,094
MGE Energy (2)	10,250	536
OGE Energy	30,500	873
Otter Tail (2)	7,250	215
PNM Resources (2)	22,219	749
Portland General Electric	14,800	584
Westar Energy	21,450	1,064
		8,538
Gas Utilities 1.3%		
Atmos Energy	16,760	1,245
Chesapeake Utilities	7,400	466
Laclede Gas (2)	9,310	631
National Fuel Gas Company (2)	22,130	1,108
New Jersey Resources (2)	16,450	599
Northwest Natural Gas	7,490	403
ONE Gas (2)	15,500	947
Piedmont Natural Gas	12,900	772
Questar	24,900	618
RGC Resources	8,586	186
South Jersey Industries	11,640	331
Southwest Gas (2)	2,100	138
UGI (2)	24,990	1,007
Washington Gas Light (2)	9,500	687
		9,138

Independent Power & Renewable Electricity Producers 0.2%		
Calpine (1)	48,700	739
NRG Yield, Class C (2)	19,400	276
Ormat Technologies (2)	6,800	280
TerraForm Power, A Shares (2)	18,000	156
		1,451
Multi-Utilities 0.6%		
Alliant Energy	17,248	1,281
Avista	8,490	346
Black Hills (2)	8,240	495
MDU Resources	37,091	722
NorthWestern (2)	6,600	408
Unitil (2)	4,100	174
Vectren	13,349	675
		4,101
Water Utilities 0.3%		
American States Water Company	10,200	401
Aqua America (2)	27,232	867
California Water Service Group (2)	11,800	315
Connecticut Water Service (2)	6,050	273
		1,856
Total Utilities		25,084
Total Common Stocks (Cost $464,885)		663,596
SHORT-TERM INVESTMENTS 5.6%		
Money Market Funds 5.3%		
T. Rowe Price Reserve Investment Fund, 0.33% (4)(5)	37,434,671	37,435
		37,435
U.S. Treasury Obligations 0.3%		
U.S. Treasury Bills, 0.24%, 4/28/16 (6)	1,970,000	1,969

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Extended Equity Market Index Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund commenced operations on January 30, 1998. The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization U.S. stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2016:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2016.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2016. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2016, totaled $6,000 for the period ended March 31, 2016.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. As of March 31, 2016, securities valued at $2,025,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2016, the value of loaned securities was $119,250,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the value of cash collateral and related investments was $122,669,000.

NOTE 5 - FEDERAL INCOME TAXES

At March 31, 2016, the cost of investments for federal income tax purposes was $627,028,000. Net unrealized gain aggregated $200,323,000 at period-end, of which $238,099,000 related to appreciated investments and $37,776,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Total Equity Market Index Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 96.8%		
CONSUMER DISCRETIONARY 13.2%		
Auto Components 0.5%		
Autoliv (1)	4,300	510
Borg-Warner (1)	15,400	591
Cooper Tire (1)	6,200	230
Delphi Automotive (1)	14,100	1,058
Gentex (1)	21,300	334
Gentherm (1)(2)	5,800	241
Goodyear Tire & Rubber (1)	9,200	303
Horizon Global (2)	5,320	67
Johnson Controls	35,000	1,364
Lear	4,900	545
Modine Manufacturing (2)	11,700	129
Standard Motor Products (1)	4,700	163
Tenneco (1)(2)	4,100	211
Visteon (1)	2,300	183
		5,929
Automobiles 0.6%		
Ford Motor (1)	184,061	2,485
General Motors	76,200	2,395
Harley-Davidson (1)	15,800	811
Tesla Motors (2)	6,600	1,516
Thor Industries (1)	2,300	147
Winnebago (1)	5,500	123
		7,477
Distributors 0.1%		
Genuine Parts	7,300	726
LKQ Corporation (2)	17,600	562
Pool (1)	2,305	202
		1,490

Diversified Consumer Services 0.2%		
American Public Education (1)(2)	2,870	59
Ascent Capital Group (1)(2)	955	14
Bright Horizons Family Solutions (1)(2)	2,700	175
Devry Education (1)	6,700	116
Graham Holdings (1)	270	130
H&R Block (1)	15,900	420
Houghton Mifflin Harcourt (1)(2)	13,900	277
LifeLock (2)	12,200	147
Regis (1)(2)	2,000	30
Service Corporation International	12,700	314
ServiceMaster Global Holdings (2)	3,200	121
Sotheby's (1)	7,452	199
Strayer Education (1)(2)	2,200	107
		2,109
Hotels, Restaurants & Leisure 2.2%		
BJ's Restaurants (1)(2)	4,600	191
Bloomin Brands (1)	6,500	110
Bob Evans Farms (1)	1,400	65
Boyd Gaming (1)(2)	14,800	306
Brinker (1)	8,425	387
Carnival (1)	25,700	1,356
Chipotle Mexican Grill (1)(2)	1,570	739
Choice Hotels International (1)	3,400	184
Cracker Barrel Old Country Store (1)	2,200	336
Darden Restaurants (1)	5,300	351
Del Frisco's Restaurant (2)	14,100	234
Domino's Pizza	4,600	607
Eldorado Resorts (1)(2)	17,410	199
Hilton Worldwide Holdings (1)	13,600	306
International Speedway, Class A	1,600	59
Interval Leisure (1)	6,504	94
Jack in the Box (1)	2,100	134
Krispy Kreme (1)(2)	7,000	109

Las Vegas Sands (1)	25,800	1,333
Marriott, Class A (1)	7,936	565
Marriott Vacations Worldwide (1)	933	63
McDonald's (1)	46,600	5,857
MGM Resorts International (2)	39,400	845
Norwegian Cruise Line Holdings (1)(2)	10,000	553
Panera Bread, Class A (1)(2)	1,400	287
Papa John's International (1)	3,400	184
Pinnacle Entertainment (1)(2)	5,300	186
Potbelly (1)(2)	10,600	144
Royal Caribbean Cruises (1)	10,200	838
Sonic (1)	7,800	274
Speedway Motorsports	1,600	32
Starbucks	82,900	4,949
Starwood Hotels & Resorts Worldwide	10,400	868
The Cheesecake Factory	3,700	197
Vail Resorts (1)	3,900	521
Wendy's (1)	22,775	248
Wyndham Worldwide (1)	7,730	591
Wynn Resorts (1)	8,700	813
Yum! Brands (1)	22,200	1,817
		26,932
Household Durables 0.6%		
Beazer Homes USA (1)(2)	9,480	83
Calatlantic (1)	2,140	71
Cavco Industries (1)(2)	2,040	191
D. R. Horton (1)	18,500	559
Harman International (1)	3,500	312
Hovnanian Enterprises (1)(2)	57,600	90
iRobot (1)(2)	10,100	356
Jarden (1)(2)	8,763	517
KB Home (1)	3,200	46
La-Z-Boy (1)	3,500	94
Leggett & Platt (1)	5,900	285

Lennar, Class A (1)	9,900	479
MDC Holdings	4,045	101
Meritage (1)(2)	6,100	222
Mohawk Industries (2)	2,631	502
Newell Rubbermaid (1)	13,476	597
NVR (2)	180	312
Pulte Group (1)	30,240	566
Stanley Furniture (2)	12,900	34
Tempur Sealy International (1)(2)	3,800	231
Toll Brothers (1)(2)	6,800	201
TopBuild (2)	7,033	209
Tri Pointe (1)(2)	27,300	322
Tupperware Brands (1)	2,800	162
Whirlpool (1)	4,022	725
		7,267
Internet & Catalog Retail 1.7%		
Amazon.com (1)(2)	22,000	13,060
Blue Nile	700	18
Expedia	6,664	719
FTD (1)(2)	3,070	81
Groupon (1)(2)	39,700	158
HSN (1)	2,204	115
Lands End (2)	9	—
Liberty Ventures, Series A (1)(2)	3,019	118
Netflix (2)	23,800	2,433
Nutri/System	3,600	75
PetMed Express (1)	7,100	127
Priceline (1)(2)	2,930	3,777
TripAdvisor (1)(2)	6,162	410
		21,091
Leisure Products 0.1%		
Arctic Cat (1)	1,200	20
Brunswick	5,900	283

Hasbro	3,200	256
Mattel (1)	23,000	773
Polaris Industries (1)	3,200	315
Vista Outdoor (2)	4,650	242
		1,889
Media 3.1%		
A.H. Belo, Class A	15,280	74
AMC Networks, Class A (1)(2)	3,500	227
Cable One (1)	270	118
Cablevision Systems, Class A (1)	13,300	439
CBS, Class B (1)	23,029	1,269
Charter Communications, Class A (1)(2)	5,300	1,073
Comcast, Class A (1)	131,991	8,062
Discovery Communications, Class A (2)	7,500	215
Discovery Communications, Class C (2)	13,600	367
DISH Network (2)	10,300	476
DreamWorks Animation, Class A (1)(2)	7,700	192
Entercom Communications (2)	1,200	13
EW Scripps, Class A (1)	4,333	68
Gannett (1)	4,800	73
Global Eagle Entertainment (1)(2)	12,100	103
Gray Television (1)(2)	18,200	213
Harte-Hanks (1)	13,200	33
Interpublic Group	26,551	609
John Wiley & Sons (1)	3,800	186
Journal Media (1)	2,883	34
Liberty Broadband, A Shares (2)	1,400	81
Liberty Broadband, C Shares (2)	5,100	296
Liberty Global, Class A (1)(2)	15,807	609
Liberty Global, Series C (1)(2)	35,007	1,315
Liberty Media (1)(2)	5,600	216
Liberty Media, C Shares (2)	11,200	427
Loral Space & Communications (1)(2)	1,200	42
Madison Square Garden (2)	1,433	238

Meredith (1)	2,300	109
MSG Networks (2)	4,300	74
New York Times, Class A	21,200	264
News Corp, Class A (1)	31,096	397
Nexstar Broadcasting	800	35
Omnicom (1)	11,400	949
Regal Entertainment Group, Class A (1)	9,900	209
Scholastic	3,800	142
Scripps Networks Interactive (1)	4,200	275
Sirius XM Holdings (1)(2)	122,500	484
Starz (2)	4,800	126
TEGNA (1)	20,100	472
Time	5,021	78
Time Warner	39,273	2,849
Time Warner Cable, Class A (1)	17,904	3,664
Twenty-First Century Fox	21,300	601
Twenty-First Century Fox, Class A	64,584	1,801
Viacom, Class B	12,529	517
Walt Disney (1)	80,553	8,000
		38,114
Multiline Retail 0.6%		
Big Lots	3,700	168
Dollar General	17,400	1,489
Dollar Tree (1)(2)	10,693	882
JC Penney (1)(2)	16,200	179
Kohl's	5,200	242
Macy's	16,066	708
Nordstrom	6,100	349
Sears Holdings (1)(2)	2,631	40
Target	33,200	2,732
Tuesday Morning (1)(2)	15,100	124
		6,913

Specialty Retail 2.6%		
Advance Auto Parts	4,250	681
Aeropostale (1)(2)	41,400	8
American Eagle Outfitters (1)	3,250	54
Ascena Retail Group (1)(2)	4,446	49
Autonation (1)(2)	2,300	107
AutoZone (1)(2)	2,000	1,593
Barnes & Noble (1)	8,400	104
Barnes & Noble Education (1)(2)	11,763	115
Bed Bath & Beyond (2)	11,100	551
Burlington Stores (1)(2)	14,300	804
CarMax (1)(2)	16,158	826
Chico's (1)	9,500	126
Christopher & Banks (1)(2)	12,900	31
Conns (1)(2)	4,900	61
CST Brands	6,834	262
Dick's Sporting Goods (1)	6,100	285
DSW, Class A (1)	2,000	55
Foot Locker (1)	11,400	735
GameStop	4,770	151
Gap (1)	15,750	463
Genesco (1)(2)	900	65
Group One Automotive (1)	1,600	94
Home Depot (1)	65,850	8,786
L Brands	15,555	1,366
Lowe's (1)	48,900	3,704
Lumber Liquidators (1)(2)	13,400	176
Monro Muffler Brake (1)	1,700	122
Murphy USA (2)	3,800	234
O'Reilly Automotive (1)(2)	6,600	1,806
Office Depot (1)(2)	42,552	302
Pier 1 Imports (1)	21,200	149
Rent-A-Center (1)	2,800	44
Restoration Hardware Holdings (1)(2)	3,300	138

Ross Stores	25,800	1,494
Sally Beauty Supply (2)	13,700	444
Select Comfort (1)(2)	3,350	65
Shoe Carnival (1)	3,000	81
Signet Jewelers (1)	4,200	521
Staples	6,375	70
Stein Mart (1)	5,000	37
Tailored Brands (1)	2,400	43
The Finish Line, Class A (1)	1,805	38
Tiffany (1)	3,700	272
TJX (1)	35,200	2,758
TSC	9,900	896
Ulta Salon Cosmetics & Fragrance (2)	2,900	562
Urban Outfitters (1)(2)	7,700	255
West Marine (1)(2)	3,900	35
Williams-Sonoma	4,600	252
Zumiez (1)(2)	2,100	42
		31,912
Textiles, Apparel & Luxury Goods 0.9%		
Coach (1)	14,100	565
Columbia Sportswear (1)	2,000	120
Deckers Outdoor (1)(2)	2,000	120
Fossil (1)(2)	7,800	347
Hanesbrands (1)	30,500	864
Iconix Brand Group (1)(2)	3,600	29
Kate Spade (1)(2)	16,600	424
Michael Kors Holdings (1)(2)	10,200	581
Movado Group (1)	300	8
Nike, Class B	73,600	4,524
PVH	4,900	485
Ralph Lauren (1)	3,500	337
Rocky Brands	6,600	84
Steven Madden (1)(2)	2,800	104
Tumi Holdings (1)(2)	11,600	311

Under Armour (1)(2)	9,700	823
Unifi (1)(2)	1,332	31
V. F.	22,900	1,483
		11,240
Total Consumer Discretionary		162,363
CONSUMER STAPLES 8.8%		
Beverages 1.9%		
Brown-Forman, Class B (1)	9,150	901
Coca-Cola	210,100	9,746
Coca-Cola Bottling (1)	1,500	240
Coca-Cola Enterprises	13,300	675
Constellation Brands, Class A	8,900	1,345
Dr Pepper Snapple (1)	9,200	823
Molson Coors Brewing, Class B (1)	10,100	971
Monster Beverage (1)(2)	8,600	1,147
PepsiCo	78,080	8,002
		23,850
Food & Staples Retailing 2.1%		
Costco Wholesale	24,800	3,908
CVS Health (1)	61,288	6,357
Fresh Market (1)(2)	3,800	108
Kroger (1)	57,900	2,215
PriceSmart (1)	2,800	237
Rite Aid (2)	68,100	555
Sprouts Farmers Market (1)(2)	15,000	436
SUPERVALU (2)	13,499	78
Sysco (1)	30,100	1,406
United Natural Foods (1)(2)	3,700	149
Wal-Mart	88,200	6,041
Walgreens Boots Alliance	46,600	3,926
Whole Foods Market (1)	7,500	233
		25,649

Food Products 1.7%		
Alico (1)	3,600	99
Archer-Daniels-Midland (1)	31,872	1,157
Bunge Limited (1)	12,300	697
Campbell Soup (1)	10,800	689
ConAgra	21,808	973
Darling Ingredients (1)(2)	10,000	132
Dean Foods (1)	3,050	53
Flowers Foods (1)	20,933	386
Fresh Del Monte Produce (1)	2,000	84
General Mills	29,600	1,875
Hain Celestial Group (1)(2)	6,700	274
Hershey Foods (1)	7,500	691
Hormel Foods (1)	15,000	649
Ingredion	5,800	619
J.M. Smucker	5,316	690
Kellogg	12,200	934
Kraft Heinz	33,658	2,644
Lancaster Colony (1)	3,300	365
McCormick (1)	8,000	796
Mead Johnson Nutrition, Class A (1)	9,500	807
Mondelez International (1)	90,276	3,622
Pinnacle Foods	16,900	755
Post Holdings (1)(2)	800	55
Snyders-Lance (1)	4,800	151
Tootsie Roll Industries (1)	1,418	50
TreeHouse Foods (1)(2)	2,175	189
Tyson Foods, Class A	14,854	990
		20,426
Household Products 1.5%		
Church & Dwight	7,400	682
Clorox (1)	7,500	946
Colgate-Palmolive	48,000	3,391
Energizer Holdings	2,600	105

Kimberly-Clark	17,600	2,368
Procter & Gamble	142,012	11,689
		19,181
Personal Products 0.2%		
Avon	72,100	347
Edgewell Personal Care (1)	2,600	209
Elizabeth Arden (1)(2)	900	7
Estee Lauder, Class A (1)	11,700	1,104
Herbalife (1)(2)	4,500	277
Nu Skin Enterprises, Class A (1)	4,500	172
		2,116
Tobacco 1.4%		
Altria Group	102,200	6,404
Philip Morris International (1)	86,200	8,457
Reynolds American	44,860	2,257
Universal (1)	800	45
Vector Group (1)	11,028	252
		17,415
Total Consumer Staples		108,637
ENERGY 5.9%		
Energy Equipment & Services 1.1%		
Archrock	2,932	23
Atwood Oceanics (1)	37,200	341
Baker Hughes	21,123	926
Bristow Group (1)	13,100	248
Cameron International (1)(2)	10,800	724
Diamond Offshore Drilling (1)	3,400	74
Ensco, Class A (1)	22,900	238
Exterran (2)	1,466	23
Geospace Technologies (1)(2)	3,900	48
Halliburton	46,700	1,668

Helix Energy Solutions Group (1)(2)	26,510	148
Helmerich & Payne (1)	4,800	282
McDermott International (1)(2)	24,500	100
Nabors Industries (1)	68,460	630
National Oilwell Varco (1)	14,577	453
Oceaneering International	5,200	173
Oil States International (1)(2)	3,000	95
Parker Drilling (1)(2)	21,500	46
Patterson-UTI Energy (1)	28,900	509
Rowan (1)	9,700	156
Schlumberger (1)	73,861	5,447
SEACOR Holdings (1)(2)	3,900	212
Seventy Seven Energy (1)(2)	23,614	14
Superior Energy (1)	25,500	341
Tesco (1)	28,800	248
Tidewater (1)	42,900	293
Transocean (1)	8,600	79
Unit (2)	16,200	143
Weatherford International (1)(2)	5,200	40
		13,722
Oil, Gas & Consumable Fuels 4.8%		
Anadarko Petroleum (1)	21,858	1,018
Apache (1)	16,386	800
Cabot Oil & Gas (1)	17,000	386
Callon Petroleum (1)(2)	15,600	138
Cheniere Energy (1)(2)	5,500	186
Chevron (1)	107,233	10,230
Cimarex Energy (1)	6,344	617
Columbia Pipeline (1)	13,708	344
Concho Resources (1)(2)	5,200	525
ConocoPhillips (1)	55,249	2,225
CONSOL Energy (1)	16,400	185
Contango Oil & Gas (1)(2)	16,670	197
Delek US Holdings (1)	5,300	81

WPX Energy (1)(2)	2,195	15
		58,826
Total Energy		72,548

FINANCIALS 16.7%

Banks 5.2%

1st Source (1)	3,864	123
Associated Banc-Corp	8,467	152
Bancorp South (1)	12,300	262
Bank of America	553,344	7,481
Bank of Hawaii (1)	3,200	219
Bank of the Ozarks (1)	6,800	285
BankUnited	14,500	499
BB&T	43,520	1,448
Berkshire Hills Bancorp	5,400	145
BOK Financial (1)	1,115	61
Bridge Bancorp (1)	2,400	73
CIT Group	12,900	400
Citigroup	170,125	7,103
Citizens Financial (1)	8,900	186
Columbia Banking System (1)	7,400	221
Comerica	5,916	224
Commerce Bancshares (1)	5,353	241
Cullen/Frost Bankers (1)	6,300	347
Customers Bancorp (1)(2)	5,100	121
CVB Financial (1)	15,539	271
East West Bancorp	6,792	221
Fidelity Southern	5,317	85
Fifth Third Bancorp (1)	62,290	1,040
First BanCorp-Puerto Rico (1)(2)	24,500	72
First Business Financial Services (1)	10,500	241
First Financial Bancorp (1)	9,070	165
First Horizon National (1)	16,371	214
First Merchants (1)	8,330	196

First Midwest Bancorp (1)	6,000	108
First Niagara Financial (1)	52,705	510
First Republic Bank	9,300	620
FirstMerit (1)	12,849	270
Flushing Financial (1)	2,450	53
Fulton Financial (1)	10,574	142
German American Bancorp (1)	6,574	212
Glacier Bancorp	3,700	94
Hancock Holding (1)	5,200	119
Home Bancshares (1)	12,900	528
Huntington Bancshares	31,706	302
IBERIABANK (1)	6,350	326
International Bancshares (1)	612	15
John Marshall Bank (2)	8,700	146
JPMorgan Chase (1)	199,977	11,843
KeyCorp	43,834	484
M&T Bank	9,069	1,007
Merchants Bancshares (1)	2,700	80
National Bank Holdings, Class A (1)	13,100	267
NBT Bancorp (1)	9,000	243
OFG Bancorp (1)	7,627	53
Old National Bancorp	3,612	44
Park National (1)	2,615	235
Park Sterling (1)	17,377	116
Peoples Bancorp (1)	2,645	52
Peoples United Financial (1)	27,077	431
PNC Financial Services Group (1)	27,493	2,325
Popular (1)	4,980	143
Prosperity Bancshares (1)	6,800	315
Regions Financial (1)	84,856	666
Renasant (1)	6,975	230
S&T Bancorp (1)	8,400	216
Signature Bank (1)(2)	1,700	231
Southwest Bancorp of Oklahoma (1)	7,800	117
SunTrust	23,800	859

SVB Financial Group (1)(2)	3,500	357
Synovus Financial (1)	5,728	166
Talmer Bancorp, Class A (1)	20,300	367
TCF Financial (1)	10,400	128
Texas Capital Bancshares (1)(2)	9,100	349
Trustmark (1)	2,600	60
U.S. Bancorp (1)	84,755	3,440
UMB Financial (1)	5,096	263
United Bankshares (1)	2,600	95
Webster Financial (1)	10,803	388
Wells Fargo	247,034	11,947
WesBanco (1)	4,400	131
Western Alliance Bancorp (1)(2)	3,700	124
Wintrust Financial (1)	3,350	149
Zions Bancorporation (1)	7,601	184
		63,646
Capital Markets 1.8%		
Affiliated Managers Group (2)	4,000	650
Ameriprise Financial (1)	11,600	1,090
Arlington Asset Investment (1)	7,215	90
Bank of New York Mellon	65,760	2,422
BGC Partners (1)	17,100	155
BlackRock (1)	6,600	2,248
Charles Schwab (1)	54,106	1,516
E*TRADE Financial (2)	18,600	455
Eaton Vance (1)	9,100	305
Franklin Resources (1)	30,800	1,203
Goldman Sachs	20,660	3,243
Greenhill (1)	8,000	178
Interactive Brokers, Class A (1)	4,300	169
Invesco (1)	21,400	658
Investment Technology Group (1)	6,500	144
Janus Capital Group (1)	27,000	395
Lazard, Class A, Partnership	11,300	438

Legg Mason	6,200	215
Morgan Stanley	90,100	2,253
Northern Trust	11,200	730
Northstar Asset Management	16,250	184
Piper Jaffray (1)(2)	3,300	164
Raymond James Financial (1)	2,325	111
SEI Investments (1)	7,400	319
State Street (1)	27,130	1,588
TD Ameritrade Holding (1)	21,800	687
Virtus Investment Partners (1)	575	45
Waddell & Reed Financial, Class A (1)	12,951	305
Westwood Holdings Group (1)	2,000	117
		22,077
Consumer Finance 0.7%		
Ally Financial (2)	40,000	749
American Express (1)	45,400	2,788
Capital One Financial	30,027	2,081
Credit Acceptance (1)(2)	1,200	218
Discover Financial	22,900	1,166
Navient (1)	18,300	219
SLM Corporation (2)	23,800	151
Synchrony Financial (1)(2)	41,885	1,200
World Acceptance (1)(2)	2,100	80
		8,652
Diversified Financial Services 1.8%		
Berkshire Hathaway, Class B (2)	100,600	14,273
CBOE Holdings (1)	8,300	542
CME Group	17,600	1,690
FactSet Research Systems (1)	2,650	402
Intercontinental Exchange	6,394	1,503
McGraw Hill Financial	13,900	1,376
Moody's (1)	8,700	840
MSCI, Class A	5,400	400

Nasdaq	3,100	206
Voya Financial	14,800	441
		21,673
Insurance 2.9%		
Aflac (1)	20,800	1,313
Alleghany (2)	746	370
Allied World Assurance Holdings (1)	7,200	252
Allstate	20,200	1,361
American Financial Group	3,850	271
American International Group	64,400	3,481
Aon (1)	15,158	1,583
Arthur J. Gallagher	9,200	409
Assurant (1)	4,500	347
Assured Guaranty (1)	10,400	263
Axis Capital Holdings (1)	12,800	710
Chubb (1)	27,666	3,296
Cincinnati Financial (1)	6,269	410
CNA Financial (1)	7,100	228
CNO Financial Group (1)	16,800	301
Crawford, Class B (1)	7,100	46
Erie Indemnity, Class A	3,200	298
Everest Reinsurance Holdings	4,200	829
FBL Financial, Class A	1,032	63
First American Financial (1)	18,985	724
FNF (1)	18,796	637
Hanover Insurance Group	3,000	271
Hartford Financial Services (1)	20,300	935
Horace Mann Educators (1)	6,300	200
Infinity Property & Casualty (1)	2,200	177
Kemper (1)	6,100	180
Lincoln National	14,784	580
Loews (1)	14,000	536
Markel (1)(2)	680	606
Marsh & McLennan	29,100	1,769

MBIA (1)(2)	20,500	181
Mercury General (1)	2,500	139
MetLife	57,320	2,519
Navigators Group (2)	3,400	285
Old Republic International	14,087	258
Principal Financial Group	14,500	572
ProAssurance	4,248	215
Progressive (1)	31,000	1,089
Prudential Financial (1)	23,200	1,675
Reinsurance Group of America	5,700	549
RenaissanceRe Holdings (1)	2,792	335
State Auto Financial (1)	17,100	377
The Travelers Companies	15,323	1,788
Third Point Reinsurance (1)(2)	23,000	262
Torchmark (1)	7,050	382
United Fire Group (1)	4,300	188
Unum Group (1)	14,900	461
White Mountains Insurance Group (1)	200	161
Willis Towers Watson (1)	11,606	1,377
XL Group	20,681	761
		36,020
Real Estate Investment Trusts 4.1%		
Agree Realty, REIT (1)	1,000	38
AIMCO, REIT	9,951	416
Alexandria Real Estate, REIT (1)	9,200	836
American Campus Communities, REIT (1)	5,800	273
American Tower, REIT (1)	23,220	2,377
Annaly Capital Management, REIT (1)	14,500	149
Apollo Commercial Real Estate Finance, REIT (1)	15,200	248
AvalonBay Communities, REIT (1)	7,186	1,367
Boston Properties, REIT (1)	9,800	1,245
Brandywine Realty Trust, REIT (1)	14,400	202
Camden Property Trust, REIT (1)	5,800	488
Capstead Mortgage, REIT	30,300	300

Care Capital Properties, REIT (1)	8,029	215
CIM Commercial Trust, REIT	3,137	56
Colony Capital, REIT (1)	16,100	270
Colony Starwood Homes, REIT	9,160	227
Communications Sales & Leasing, REIT	8,636	192
Corrections Corporation of America, REIT	8,898	285
Crown Castle International, REIT (1)	18,337	1,586
Digital Realty Trust, REIT (1)	8,600	761
Duke Realty, REIT	32,500	732
DuPont Fabros Technology, REIT (1)	8,900	361
EastGroup Properties, REIT (1)	4,900	296
Equinix, REIT (1)	4,006	1,325
Equity LifeStyle Properties, REIT	7,000	509
Equity One, REIT (1)	9,200	264
Equity Residential, REIT	20,500	1,538
Essex Property Trust, REIT (1)	3,994	934
Extra Space Storage, REIT (1)	8,600	804
Federal Realty Investment Trust, REIT (1)	4,400	687
FelCor Lodging Trust, REIT (1)	53,448	434
First Industrial Realty, REIT (1)	12,300	280
Five Oaks Investment, REIT (1)	26,500	148
Forest City Realty Trust, Class A, REIT	14,500	306
Four Corners Property Trust, REIT	2,413	43
General Growth Properties, REIT (1)	40,724	1,211
Getty Realty, REIT (1)	7,742	153
Gladstone Commercial, REIT (1)	16,900	277
HCP, REIT	15,400	502
Highwoods Properties, REIT (1)	9,100	435
Hospitality Properties Trust, REIT	21,100	560
Host Hotels & Resorts, REIT	18,419	308
Invesco Mortgage Capital, REIT (1)	24,300	296
Investors Real Estate Trust, REIT	33,500	243
Iron Mountain, REIT (1)	20,533	696
Kilroy Realty, REIT (1)	9,500	588
Kimco Realty, REIT (1)	19,870	572

Lamar Advertising, REIT (1)	6,300	387
LaSalle Hotel Properties, REIT (1)	17,700	448
Liberty Property Trust, REIT	13,200	442
Macerich Company, REIT	6,408	508
Mack-Cali Realty, REIT (1)	6,400	150
Mid-America Apartment Communities, REIT (1)	3,600	368
Monmouth Real Estate Investment Trust, Class A, REIT	24,482	291
National Retail Properties, REIT	7,400	342
New Residential Investment, REIT (1)	28,300	329
NorthStar Realty Europe, REIT	4,908	57
NorthStar Realty Finance, REIT	25,125	330
One Liberty Properties, REIT	8,862	199
Outfront Media, REIT	14,725	311
Parkway Properties, REIT	8,000	125
Pebblebrook Hotel Trust, REIT (1)	10,300	299
Pennsylvania Real Estate Investment Trust, REIT (1)	14,730	322
PennyMac Mortgage Investment Trust, REIT (1)	10,700	146
Post Properties, REIT	3,300	197
Prologis, REIT (1)	30,598	1,352
Public Storage, REIT (1)	8,094	2,233
Rayonier, REIT (1)	18,340	453
Realty Income, REIT (1)	13,700	856
Redwood Trust, REIT	17,100	224
Regency Centers, REIT	8,600	644
Retail Opportunity Investments, REIT (1)	7,000	141
Ryman Hospitality Properties, REIT	6,568	338
Senior Housing Properties, REIT (1)	1,400	25
Simon Property Group, REIT (1)	17,201	3,572
SL Green Realty, REIT (1)	6,770	656
Spirit Realty Capital, REIT (1)	40,300	453
STAG Industrial, REIT (1)	8,300	169
Starwood Property Trust, REIT (1)	18,600	352
Taubman Centers, REIT	4,800	342
Terreno Realty, REIT (1)	10,900	256
The GEO Group, REIT (1)	3,110	108

UDR, REIT (1)	13,879	535
Urban Edge Properties, REIT (1)	12,392	320
Ventas, REIT (1)	11,318	713
VEREIT, REIT (1)	71,676	636
Vornado Realty Trust, REIT	9,584	905
Washington Real Estate Investment Trust, REIT (1)	11,300	330
Weingarten Realty Investors, REIT	13,675	513
Welltower, REIT	18,900	1,310
Weyerhaeuser, REIT	64,225	1,990
WP Carey, REIT (1)	1,500	93
WP GLIMCHER, REIT	21,300	202
		51,005
Real Estate Management & Development 0.1%		
Alexander & Baldwin (1)	8,800	323
Altisource Portfolio Solutions (1)(2)	700	17
CBRE Group (1)(2)	21,300	614
Consolidated-Tomoka Land (1)	1,500	69
Forestar Group (1)(2)	4,000	52
RMR, Class A (1)(2)	7,931	198
St. Joe (1)(2)	2,600	45
		1,318
Thrifts & Mortgage Finance 0.1%		
Capitol Federal Financial (1)	18,400	244
EverBank Financial (1)	9,000	136
HomeStreet (2)	4,500	94
Nationstar Mortgage Holdings (1)(2)	5,000	50
New York Community Bancorp	21,853	347
Northfield Bancorp DE (1)	13,400	220
Northwest Bancshares (1)	12,300	166
PennyMac Financial Services (2)	4,600	54
PHH (1)(2)	3,887	49
Radian (1)	11,000	136

Washington Federal (1)	5,542	126
		1,622
Total Financials		206,013

HEALTH CARE 13.3%

Biotechnology 3.1%

AbbVie	89,400	5,107
ACADIA Pharmaceuticals (2)	5,000	140
Acceleron Pharma (1)(2)	10,900	288
Alexion Pharmaceuticals (1)(2)	12,300	1,712
Alnylam Pharmaceuticals (1)(2)	7,800	490
Amgen	41,960	6,291
ARIAD Pharmaceuticals (1)(2)	25,400	162
Baxalta	35,700	1,442
Biogen (2)	12,910	3,361
BioMarin Pharmaceutical (1)(2)	10,500	866
Celgene (1)(2)	42,500	4,254
Celldex Therapeutics (1)(2)	11,550	44
Gilead Sciences	79,320	7,286
Immunomedics (1)(2)	17,800	44
Incyte (1)(2)	13,300	964
Insmed (1)(2)	15,700	199
Intercept Pharmaceuticals (1)(2)	1,200	154
Ionis Pharmaceuticals (1)(2)	12,505	506
Lexicon Pharmaceuticals (1)(2)	12,600	151
Medivation (2)	6,200	285
Neurocrine Biosciences (1)(2)	14,500	573
Ohr Pharmaceutical (1)(2)	26,700	86
Portola Pharmaceuticals (1)(2)	4,300	88
Puma Biotechnology (1)(2)	1,100	32
Regeneron Pharmaceuticals (2)	4,900	1,766
Sangamo BioSciences (1)(2)	31,500	191
Sarepta Therapeutics (1)(2)	9,232	180
Seattle Genetics (1)(2)	8,300	291

United Therapeutics (1)(2)	2,800	312
Vertex Pharmaceuticals (1)(2)	14,100	1,121
		38,386
Health Care Equipment & Supplies 2.3%		
Abbott Laboratories (1)	80,500	3,367
Alere (1)(2)	3,380	171
Align Technology (1)(2)	5,800	422
Anika Therapeutics (1)(2)	5,400	241
Baxter International	28,400	1,167
Becton, Dickinson & Company	12,718	1,931
Boston Scientific (2)	74,439	1,400
C. R. Bard	3,600	730
Cantel Medical (1)	5,900	421
Cerus (1)(2)	36,000	213
Cooper Companies (1)	3,700	570
Cynosure, Class A (2)	3,994	176
Dentsply Sirona (1)	19,133	1,179
Dexcom (1)(2)	8,500	577
Edwards Lifesciences (2)	12,640	1,115
Exactech (1)(2)	3,800	77
Halyard Health (1)(2)	1,425	41
Hologic (2)	11,844	409
ICU Medical (2)	2,900	302
IDEXX Laboratories (1)(2)	4,200	329
Insulet (1)(2)	7,200	239
Integra LifeSciences Holdings (1)(2)	1,900	128
Intuitive Surgical (2)	2,600	1,563
Invacare (1)	6,000	79
Medtronic (1)	75,616	5,671
OraSure Technologies (1)(2)	20,100	145
Quidel (1)(2)	6,200	107
ResMed (1)	8,500	491
RTI Surgical (1)(2)	37,700	151
SeaSpine Holdings (1)(2)	14,633	214

St. Jude Medical	13,700	754
STERIS (1)	7,300	519
Stryker (1)	16,700	1,792
SurModics (2)	4,900	90
Synergetics USA, Contingent Value Rights (2)	18,900	4
Teleflex (1)	2,800	440
Varian Medical Systems (1)(2)	4,200	336
West Pharmaceutical Services (1)	5,600	388
Zimmer Biomet Holdings (1)	7,160	763
		28,712
Health Care Providers & Services 2.6%		
Acadia Healthcare (1)(2)	5,500	303
Aetna (1)	20,586	2,313
AmerisourceBergen (1)	11,664	1,009
AMN Healthcare Services (1)(2)	4,552	153
AmSurg, Class A (1)(2)	5,600	418
Anthem	15,804	2,197
Bioscrip (1)(2)	34,600	74
Birner Dental Management Services	1,900	18
Brookdale Senior Living (1)(2)	10,000	159
Cardinal Health	16,605	1,361
Centene (1)(2)	9,410	579
Cigna	15,000	2,059
Community Health Systems (1)(2)	10,867	201
Community Health Systems, Rights, 1/2/24 (2)	12,500	—
CorVel (2)	2,150	85
Cross Country Healthcare (2)	4,300	50
DaVita HealthCare Partners (2)	7,798	572
Envision Healthcare Holdings (1)(2)	8,600	175
Express Scripts Holding (1)(2)	35,053	2,408
HCA Holdings (2)	16,800	1,311
HealthSouth (1)	3,700	139
Henry Schein (1)(2)	5,900	1,018
Humana (1)	8,900	1,628

Kindred Healthcare (1)	19,489	241
Laboratory Corporation of America (2)	4,920	576
Landauer (1)	2,500	83
LifePoint Health (2)	3,547	246
McKesson	12,951	2,037
MEDNAX (1)(2)	4,300	278
Patterson Companies (1)	3,800	177
PharMerica (2)	4,152	92
Premier, Class A (1)(2)	7,800	260
Providence Service (1)(2)	2,300	117
Psychemedics	3,075	42
Quest Diagnostics	7,300	522
Team Health Holdings (1)(2)	4,300	180
Tenet Healthcare (1)(2)	5,512	159
U.S. Physical Therapy (1)	2,400	119
UnitedHealth Group (1)	51,722	6,667
Universal Health Services	5,300	661
VCA (2)	4,700	271
WellCare Health Plans (1)(2)	7,600	705
		31,663
Health Care Technology 0.2%		
athenahealth (1)(2)	4,900	680
Cerner (1)(2)	15,400	815
IMS Health Holdings (2)	7,900	210
Medidata Solutions (1)(2)	3,100	120
Omnicell (1)(2)	4,200	117
Quality Systems (1)	12,900	197
Veeva Systems, Class A (2)	11,200	280
		2,419
Life Sciences Tools & Services 0.6%		
Agilent Technologies	21,487	856
Bio-Rad Laboratories, Class A (2)	1,600	219
Bio-Techne (1)	3,500	331

Bruker	15,300	428
Charles River Laboratories International (1)(2)	1,368	104
Illumina (1)(2)	7,500	1,216
Mettler-Toledo International (1)(2)	1,200	414
PerkinElmer (1)	4,635	229
Thermo Fisher Scientific (1)	20,878	2,956
Waters (2)	4,500	594
		7,347
Pharmaceuticals 4.5%		
Akorn (1)(2)	7,300	172
Allergan (2)	21,857	5,858
Bristol-Myers Squibb (1)	89,700	5,730
Catalent (1)(2)	11,900	317
Eli Lilly	57,700	4,155
Endo International (1)(2)	6,000	169
FRD Acquisition, EC (2)(3)	28,900	—
Innoviva (1)	10,400	131
Jazz Pharmaceuticals (2)	3,800	496
Johnson & Johnson (1)	148,275	16,043
Mallinckrodt (2)	6,970	427
Medicines Company (1)(2)	3,000	95
Merck	154,538	8,177
Mylan (2)	14,175	657
Nektar Therapeutics (1)(2)	16,600	228
Pacira Pharmaceuticals (1)(2)	3,600	191
Perrigo (1)	5,600	717
Pfizer (1)	337,272	9,997
Phibro Animal Health, Class A (1)	3,500	95
Prestige Brands (1)(2)	3,200	171
Sagent Pharmaceuticals (2)	3,000	37
Therapeutics MD (1)(2)	38,800	248
Theravance Biopharma (1)(2)	7,671	144

Zoetis	25,900	1,148
		55,403
Total Health Care		163,930

INDUSTRIALS & BUSINESS SERVICES 10.6%

Aerospace & Defense 2.3%

Aerojet Rocketdyne Holdings (1)(2)	10,500	172
B/E Aerospace	5,400	249
Boeing (1)	35,400	4,494
BWX Technologies	11,950	401
Curtiss-Wright (1)	1,800	136
DigitalGlobe (1)(2)	9,100	157
Esterline Technologies (1)(2)	2,300	147
General Dynamics (1)	15,700	2,063
Harris	6,991	544
HEICO, Class A (1)	5,466	260
Hexcel (1)	4,200	184
Honeywell International	40,025	4,485
KLX (1)(2)	2,700	87
L-3 Communication	4,000	474
Lockheed Martin	12,800	2,835
Northrop Grumman	10,202	2,019
Orbital ATK (1)	2,325	202
Raytheon (1)	15,500	1,901
Rockwell Collins (1)	9,400	867
TASER International (1)(2)	11,900	234
Teledyne Technologies (2)	4,600	405
Textron (1)	24,000	875
Transdigm Group (1)(2)	2,600	573
Triumph Group (1)	6,100	192
United Technologies (1)	41,504	4,155
Vectrus (2)	500	11
		28,122

Air Freight & Logistics 0.6%		
C.H. Robinson Worldwide	6,000	445
Expeditors International of Washington (1)	8,300	405
FedEx	13,800	2,246
Forward Air (1)	2,850	129
UPS, Class B	34,700	3,660
XPO Logistics (1)(2)	10,200	313
		7,198
Airlines 0.7%		
Alaska Air Group (1)	12,400	1,017
Allegiant Travel (1)	1,500	267
American Airlines (1)	43,000	1,763
Delta Air Lines (1)	50,700	2,468
Southwest Airlines	34,685	1,554
Spirit Airlines (1)(2)	3,300	158
United Continental (2)	24,215	1,450
		8,677
Building Products 0.3%		
A.O. Smith	7,300	557
AAON (1)	11,145	312
Allegion (1)	8,766	558
Fortune Brands Home & Security (1)	8,000	448
Lennox International (1)	2,200	297
Masco (1)	13,800	434
Owens Corning	5,700	270
Quanex Building Products (1)	13,600	236
USG (1)(2)	15,100	375
		3,487
Commercial Services & Supplies 0.8%		
Acco Brands (2)	29,067	261
ADT	8,431	348
ARC Document Solutions (2)	13,000	59

Brinks Company	1,600	54
Cintas	4,200	377
Copart (1)(2)	12,900	526
Covanta Holding (1)	8,500	143
Deluxe (1)	3,400	213
Essendant (1)	2,000	64
G & K Services, Class A (1)	2,100	154
Healthcare Services (1)	3,700	136
Herman Miller (1)	4,700	145
HNI Corporation (1)	2,200	86
IHS (1)(2)	5,100	633
KAR Auction Services	10,000	382
Kimball International, Class B (1)	3,700	42
Matthews International, Class A (1)	2,200	113
McGrath RentCorp (1)	3,200	80
Mobile Mini (1)	7,100	235
Multi-Color (1)	3,900	208
Pitney Bowes (1)	10,000	215
Quad/Graphics (1)	5,000	65
R.R. Donnelley (1)	7,400	121
Republic Services	14,297	681
Rollins	8,100	220
Stericycle (1)(2)	7,600	959
Team (1)(2)	2,300	70
Tetra Tech (1)	6,825	204
Tyco International (1)	29,263	1,074
Viad (1)	2,200	64
VSE (1)	2,300	156
Waste Connections (1)	6,025	389
Waste Management	20,360	1,201
		9,678
Construction & Engineering 0.2%		
Aegion (2)	2,900	61
Dycom Industries (1)(2)	3,500	226

EMCOR Group	3,900	190
Fluor (1)	8,400	451
Granite Construction (1)	1,550	74
Jacobs Engineering Group (1)(2)	3,800	166
Mastec (1)(2)	3,150	64
Quanta Services (2)	17,550	396
Valmont Industries (1)	3,500	433
		2,061
Electrical Equipment 0.6%		
Acuity Brands (1)	3,500	763
AMETEK (1)	11,125	556
AZZ	7,200	408
Babcock & Wilcox Enterprises (1)(2)	5,975	128
Eaton	25,526	1,597
Emerson Electric (1)	32,000	1,740
General Cable (1)	3,500	43
Regal Beloit	5,500	347
Rockwell Automation (1)	5,700	648
Sensata Technologies Holding (1)(2)	16,400	637
Thermon Group Holdings (2)	13,400	235
Ultralife (2)	5,800	30
Vicor (1)(2)	10,800	113
		7,245
Industrial Conglomerates 2.2%		
3M (1)	36,200	6,032
Carlisle Companies	2,800	279
Danaher (1)	33,100	3,140
GE (1)	510,426	16,226
Roper Technologies (1)	6,500	1,188
		26,865
Machinery 1.6%		
AGCO (1)	6,500	323
Briggs & Stratton (1)	2,100	50

Caterpillar (1)	30,400	2,327
Clarcor (1)	2,400	139
Colfax (1)(2)	15,500	443
Crane	2,100	113
Cummins (1)	10,900	1,198
Deere (1)	12,200	939
Donaldson (1)	6,200	198
Dover	7,500	482
Dynamic Materials (1)	12,300	80
EnPro Industries	3,568	206
ESCO Technologies (1)	6,800	265
Flowserve (1)	15,900	706
Graco (1)	3,787	318
Harsco	6,300	34
Hillenbrand (1)	14,200	425
Hyster-Yale Materials Handling	1,100	73
IDEX	4,100	340
Illinois Tool Works	16,900	1,731
Ingersoll-Rand	14,600	905
ITT	6,900	255
John Bean Technologies	1,509	85
Kennametal (1)	20,000	450
Lincoln Electric Holdings	3,400	199
Manitowoc (1)	17,700	77
Manitowoc Foodservice (1)(2)	17,700	261
Meritor (1)(2)	13,400	108
Middleby (1)(2)	4,012	428
Mueller Water Products (1)	34,704	343
Nordson (1)	3,400	259
Oshkosh (1)	9,400	384
PACCAR (1)	18,462	1,010
Parker-Hannifin (1)	6,178	686
Pentair (1)	14,246	773
RBC Bearings (1)(2)	1,300	95
Rexnord (1)(2)	7,800	158

Snap-On	2,100	330
Stanley Black & Decker (1)	6,750	710
Sun Hydraulics (1)	4,100	136
Tennant (1)	2,100	108
Terex	7,900	197
Timken (1)	4,200	141
Toro	4,000	345
Trinity Industries (1)	11,100	203
Wabtec (1)	7,950	630
Watts Water Technologies, Class A (1)	1,900	105
Woodward	3,600	187
Xylem	7,700	315
		20,273
Marine 0.0%		
Kirby (2)	4,400	265
Matson (1)	3,000	121
		386
Professional Services 0.3%		
Advisory Board (1)(2)	4,000	129
Barrett Business (1)	2,500	72
CEB (1)	1,700	110
Dun & Bradstreet	3,400	350
Equifax	5,600	640
Franklin Covey (1)(2)	5,200	91
FTI Consulting (1)(2)	3,000	107
Hudson Global	19,314	46
Insperity	1,000	52
Korn/Ferry (1)	3,000	85
ManpowerGroup	2,900	236
Mastech Holdings (2)	12,201	88
Nielsen Holdings	17,100	900
Robert Half International (1)	8,600	401
TrueBlue (2)	3,700	97

WESCO International (1)(2)	2,200	120
		2,249
Total Industrials & Business Services		131,057

INFORMATION TECHNOLOGY 19.4%

Communications Equipment 1.1%

ADTRAN (1)	7,100	144
Arista Networks (2)	1,900	120
ARRIS International (1)(2)	6,561	150
Brocade Communications Systems	24,583	260
Ciena (1)(2)	12,663	241
Cisco Systems	274,068	7,803
Echostar (2)	2,680	119
Extreme Networks (1)(2)	30,800	96
F5 Networks (1)(2)	4,400	466
Finisar (1)(2)	7,075	129
Harmonic (1)(2)	34,059	111
InterDigital (1)	3,300	184
Juniper Networks (1)	25,380	647
Lumentum Holdings (2)	3,248	88
Motorola Solutions	11,662	883
NetScout Systems (1)(2)	6,300	145
Optical Cable (1)	12,869	31
Palo Alto Networks (1)(2)	6,800	1,109
Plantronics (1)	2,500	98
Polycom (2)	8,000	89
Viavi Solutions (1)(2)	16,244	111
		13,024

Electronic Equipment, Instruments & Components 0.8%

Amphenol, Class A (1)	15,000	867
Anixter International (1)(2)	1,500	78
Arrow Electronics (2)	5,600	361
Avnet	6,648	294

AVX (1)	2,700	34
Badger Meter (1)	3,900	259
Belden (1)	5,600	344
Benchmark Electronics (2)	1,275	29
Cognex (1)	7,600	296
Corning	46,810	978
Daktronics (1)	7,200	57
Dolby Laboratories, Class A (1)	2,500	109
Electro Scientific Industries (1)(2)	6,400	46
FARO Technologies (1)(2)	3,700	119
FEI (1)	5,200	463
FLIR Systems (1)	7,600	250
Ingram Micro, Class A	8,100	291
Insight Enterprises (1)(2)	4,750	136
IPG Photonics (1)(2)	2,500	240
Jabil Circuit (1)	11,500	222
Keysight Technologies (2)	16,143	448
Kimball Electronics (1)(2)	2,775	31
Knowles (1)(2)	2,300	30
Maxwell Technologies (1)(2)	12,000	71
MOCON	2,175	30
Multi-Fineline Electronix (2)	6,100	142
NAPCO Security Technologies (1)(2)	15,515	97
National Instruments (1)	7,050	212
Newport (1)(2)	5,100	117
Park Electrochemical	2,100	34
Plexus (1)(2)	2,400	95
QLogic (2)	15,522	209
Sanmina (2)	9,502	222
TE Connectivity (1)	21,300	1,319
Tech Data (1)(2)	4,700	361
TTM Technologies (1)(2)	5,800	39
VeriFone Systems (1)(2)	6,200	175
Vishay Intertechnology (1)	11,020	134
Vishay Precision (1)(2)	2,008	28

Zebra Technologies (2)	3,550	245
		9,512
Internet Software & Services 3.8%		
Akamai Technologies (2)	13,700	761
Alphabet, Class A (2)	15,920	12,145
Alphabet, Class C (2)	16,160	12,038
Angie's List (2)	40,600	328
Cornerstone OnDemand (2)	2,500	82
CoStar Group (1)(2)	2,600	489
Demandware (1)(2)	3,600	141
EarthLink Holdings (1)	8,330	47
eBay (2)	57,700	1,377
Facebook (2)	125,000	14,263
Five9 (1)(2)	73,000	649
LinkedIn (2)	7,200	823
Monster Worldwide (1)(2)	23,900	78
New Relic (2)	1,700	44
Pandora Media (1)(2)	39,100	350
Qumu (2)	5,400	25
Reis (1)	9,600	226
Twitter (1)(2)	18,900	313
United Online (1)(2)	2,192	25
VeriSign (1)(2)	5,300	469
Web.com Group (2)	3,800	75
WebMD Health (1)(2)	3,781	237
XO Group (2)	2,500	40
Yahoo! (1)(2)	45,032	1,658
Zillow (1)(2)	15,800	404
Zillow, Class C (1)(2)	12,600	299
		47,386
IT Services 3.5%		
Accenture, Class A	34,000	3,924
Acxiom (1)(2)	4,500	97

Alliance Data Systems (1)(2)	2,200	484
Automatic Data Processing (1)	23,300	2,090
Black Knight Financial Services, Class A (1)(2)	3,700	115
Blackhawk Network Holdings (1)(2)	2,102	72
Booz Allen Hamilton	4,100	124
Broadridge Financial Solutions	6,125	363
CACI International, Class A (2)	1,300	139
Cardtronics (1)(2)	5,400	194
Cartesian (1)(2)	1,980	4
Ciber (1)(2)	36,500	77
Cognizant Technology Solutions (1)(2)	30,800	1,931
Computer Sciences (1)	7,400	255
Convergys (1)	5,200	144
CoreLogic (2)	10,085	350
CSG Systems International (1)	4,500	203
CSRA (1)	7,400	199
DST Systems	2,100	237
EPAM Systems (1)(2)	6,500	485
Fidelity National Information (1)	13,082	828
Fiserv (2)	12,950	1,328
FleetCor Technologies (2)	3,800	565
Forrester Research (1)	1,800	61
Gartner (1)(2)	5,800	518
Global Payments (1)	9,920	648
IBM (1)	46,190	6,995
Jack Henry & Associates (1)	4,000	338
Leidos Holdings	3,500	176
MasterCard, Class A (1)	52,500	4,961
Maximus (1)	3,600	190
MoneyGram International (2)	6,349	39
Paychex	17,487	944
PayPal Holdings (1)(2)	64,400	2,486
Perficient (1)(2)	3,500	76
Sabre (1)	14,500	419
SAIC (1)	5,600	299

Startek (2)	14,700	62
Sykes Enterprises (2)	3,400	103
TeleTech Holdings	4,000	111
The Hackett Group (1)	9,820	149
Total System Services	9,326	444
Unisys (1)(2)	11,800	91
Vantiv, Class A (2)	6,300	339
Visa, A Shares (1)	103,360	7,905
Western Union (1)	31,951	616
WEX (2)	1,400	117
Xerox (1)	25,885	289
		42,584
Semiconductor & Semiconductor Equipment 2.7%		
Advanced Energy Industries (1)(2)	6,800	237
Advanced Micro Devices (1)(2)	149,400	426
Amkor Technology (1)(2)	1,300	8
Analog Devices (1)	22,500	1,332
Applied Materials	70,578	1,495
Applied Micro Circuits (1)(2)	22,000	142
Atmel (1)	26,600	216
Axcelis Technologies (1)(2)	61,914	173
Broadcom (1)	17,813	2,752
Brooks Automation (1)	6,754	70
Cabot Microelectronics (1)	1,664	68
Cirrus Logic (1)(2)	8,200	299
Cree (1)(2)	4,700	137
Cypress Semiconductor (1)(2)	900	8
Diodes (1)(2)	6,262	126
DSP Group (1)(2)	4,500	41
Entegris (1)(2)	11,692	159
Fairchild Semiconductor, Class A (2)	5,600	112
Integrated Device Technology (1)(2)	17,200	352
Intel (1)	246,820	7,985
Intersil Holding, Class A (1)	8,396	112

KLA-Tencor (1)	9,500	692
Kulicke & Soffa (2)	5,900	67
Lam Research	7,500	619
Lattice Semiconductor (1)(2)	9,200	52
Linear Technology	13,810	615
Mattson Technology (1)(2)	30,100	110
Maxim Integrated Products	14,921	549
Microchip Technology (1)	9,364	451
Micron Technology (1)(2)	111,469	1,167
Microsemi (1)(2)	5,600	215
MKS Instruments (1)	2,213	83
MoSys (1)(2)	16,400	11
Nanometrics (2)	5,500	87
NVIDIA (1)	28,800	1,026
NXP Semiconductors (2)	1,407	114
ON Semiconductor (1)(2)	24,630	236
Power Integrations (1)	3,000	149
Qorvo (2)	9,200	464
QUALCOMM	87,300	4,465
Rambus (1)(2)	10,300	142
Rudolph Technologies (1)(2)	6,900	94
Semtech (1)(2)	8,900	196
Skyworks Solutions (1)	8,479	660
SolarEdge Technologies (1)(2)	2,300	58
SunEdison (1)(2)	19,000	10
Teradyne (1)	19,700	425
Texas Instruments	50,600	2,905
Xcerra (2)	12,933	84
Xilinx (1)	14,800	702
		32,698
Software 4.1%		
Activision Blizzard (1)	39,208	1,327
Adobe Systems (2)	20,880	1,959
Ansys (1)(2)	6,441	576

Aspen Technology (1)(2)	4,700	170
Autodesk (1)(2)	14,600	851
CA (1)	5,631	173
Cadence Design Systems (1)(2)	23,100	545
CDK Global (1)	10,066	469
Citrix Systems (2)	9,870	776
Commvault Systems (1)(2)	3,900	168
Covisint (1)(2)	2,432	5
Electronic Arts (1)(2)	20,200	1,335
Fair Isaac (1)	2,672	284
Fortinet (2)	7,700	236
Guidewire Software (1)(2)	6,800	371
Interactive Intelligence (1)(2)	7,700	280
Intuit	15,700	1,633
Jive Software (1)(2)	17,000	64
Manhattan Associates (1)(2)	6,100	347
Mentor Graphics	13,900	283
Microsoft	423,950	23,415
NetSuite (1)(2)	3,900	267
Nuance Communications (1)(2)	22,900	428
Oracle (1)	172,600	7,061
Proofpoint (1)(2)	5,850	315
PTC (2)	10,780	358
Qlik Technologies (2)	17,200	497
Red Hat (2)	12,600	939
Rovi (1)(2)	8,000	164
salesforce.com (1)(2)	33,800	2,495
SeaChange International (1)(2)	5,700	31
ServiceNow (1)(2)	11,000	673
Splunk (1)(2)	15,900	778
Symantec (1)	17,064	314
Synopsys (2)	8,370	405
Tangoe (1)(2)	28,700	226
TiVo (2)	9,300	88
Workday (1)(2)	7,900	607

Zynga (1)(2)	69,900	159
		51,072
Technology Hardware, Storage & Peripherals 3.4%		
Apple	302,055	32,921
Diebold (1)	4,600	133
Electronics For Imaging (1)(2)	4,900	208
EMC (1)	90,076	2,400
Hewlett Packard Enterprise	90,218	1,600
HP (1)	90,218	1,111
Lexmark International	3,000	100
NCR (2)	7,000	209
NetApp (1)	18,600	508
Quantum (1)(2)	98,800	60
SanDisk (1)	15,400	1,172
Seagate Technology (1)	18,800	648
Silicon Graphics International (1)(2)	4,000	28
Super Micro Computer (1)(2)	7,000	239
Western Digital (1)	13,900	657
		41,994
Total Information Technology		238,270
MATERIALS 3.1%		
Chemicals 2.1%		
A. Schulman (1)	5,500	150
Air Products & Chemicals (1)	11,800	1,700
Airgas (1)	3,500	496
Ashland (1)	8,009	881
Axiall (1)	5,900	129
Cabot (1)	2,600	126
Calgon Carbon (1)	5,300	74
Celanese, Series A (1)	12,700	832
CF Industries (1)	22,540	706
Chemours (1)	7,981	56

Dow Chemical (1)	60,199	3,062
Eastman Chemical (1)	7,700	556
Ecolab (1)	13,600	1,517
El du Pont de Nemours (1)	47,009	2,977
Ferro (1)(2)	9,800	116
Flotek Industries (1)(2)	15,900	116
FMC (1)	9,700	392
GCP Applied Technologies (2)	2,300	46
H.B. Fuller (1)	3,700	157
Hawkins (1)	2,831	102
Huntsman (1)	8,900	118
International Flavors & Fragrances (1)	4,800	546
Lyondellbasell Industries, Class A (1)	19,700	1,686
Minerals Technologies (1)	3,300	188
Monsanto	27,360	2,400
Mosaic (1)	5,900	159
OMNOVA Solutions (1)(2)	12,300	68
Platform Specialty Products (1)(2)	19,400	167
PolyOne (1)	5,900	178
PPG Industries	14,000	1,561
Praxair	14,900	1,705
Rayonier Advanced Materials (1)	2,246	21
RPM (1)	12,300	582
Scotts Miracle Gro (1)	1,800	131
Sensient Technologies (1)	3,500	222
Sherwin-Williams	4,200	1,196
Stepan	3,000	166
Tredegar (1)	3,300	52
Valspar (1)	2,800	300
W. R. Grace (2)	2,300	164
		25,801
Construction Materials 0.2%		
Eagle Materials (1)	5,798	406
Martin Marietta Materials (1)	3,600	574

Vulcan Materials (1)	11,866	1,253
		2,233
Containers & Packaging 0.4%		
AptarGroup (1)	4,900	384
Avery Dennison	4,200	303
Ball (1)	7,300	520
Bemis (1)	4,500	233
Berry Plastics (1)(2)	6,500	235
International Paper (1)	21,984	902
Myers Industries (1)	6,960	90
Owens-Illinois (2)	14,900	238
Packaging Corporation of America	10,400	628
Sealed Air	11,500	552
Sonoco Products	7,400	359
Westrock	15,676	612
		5,056
Metals & Mining 0.3%		
Alcoa (1)	29,898	286
Allegheny Technologies (1)	33,143	540
Ampco Pittsburgh (1)	2,300	32
Carpenter Technology (1)	8,000	274
Commercial Metals (1)	20,200	343
Compass Minerals (1)	1,200	85
Freeport-McMoRan (1)	30,224	313
Haynes International (1)	3,400	124
Hecla Mining (1)	100,000	278
Newmont Mining (1)	9,400	250
Nucor (1)	8,700	412
Reliance Steel & Aluminum	5,800	401
Royal Gold (1)	1,700	87
Steel Dynamics (1)	12,900	290
Stillwater Mining (1)(2)	5,905	63
TimkenSteel (1)	25,600	233

Worthington Industries (1)	3,400	121
		4,132
Paper & Forest Products 0.1%		
Clearwater Paper (1)(2)	3,464	168
Domtar	3,866	157
Kapstone Paper & Packaging	7,500	104
Louisiana Pacific (1)(2)	18,700	320
Neenah Paper	2,954	188
		937
Total Materials		38,159
TELECOMMUNICATION SERVICES 2.3%		
Diversified Telecommunication Services 2.2%		
AT&T (1)	327,831	12,841
Atlantic Tele Network (1)	2,000	152
CenturyLink (1)	17,315	553
Cincinnati Bell (1)(2)	43,548	169
Frontier Communications (1)	85,994	481
Level 3 Communications (2)	16,622	878
Lumos Networks (1)(2)	6,800	87
SBA Communications (1)(2)	6,300	631
Verizon Communications (1)	220,611	11,931
Windstream Holdings (1)	7,197	55
		27,778
Wireless Telecommunication Services 0.1%		
T-Mobile US (1)(2)	21,700	831
Telephone & Data Systems	5,435	164
U.S. Cellular (1)(2)	1,100	50
		1,045
Total Telecommunication Services		28,823

UTILITIES 3.5%

Electric Utilities 2.0%		
ALLETE (1)	3,133	176
American Electric Power (1)	23,740	1,576
Cleco (1)	5,100	282
Duke Energy (1)	40,102	3,235
Edison International	17,300	1,244
El Paso Electric	6,500	298
Entergy	10,400	825
Eversource Energy	14,454	843
Exelon (1)	52,522	1,883
FirstEnergy	22,295	802
Great Plains Energy (1)	7,670	247
Hawaiian Electric Industries (1)	13,400	434
IdaCorp (1)	3,700	276
MGE Energy (1)	5,700	298
NextEra Energy	22,900	2,710
OGE Energy	15,700	450
Otter Tail (1)	8,100	240
PG&E	28,000	1,672
Pinnacle West Capital	7,500	563
PNM Resources	13,850	467
Portland General Electric (1)	7,100	280
PPL	32,000	1,218
Southern Company (1)	44,800	2,318
Westar Energy	13,100	650
XCEL Energy	24,230	1,013
		24,000
Gas Utilities 0.3%		
AGL Resources	6,898	449
Atmos Energy (1)	5,800	431
Laclede Gas (1)	2,300	156
National Fuel Gas Company (1)	16,000	801

ONE Gas	9,800	599
Piedmont Natural Gas	7,800	466
Questar	12,100	300
UGI	12,300	495
Washington Gas Light (1)	6,200	449
		4,146
Independent Power & Renewable Electricity Producers 0.1%		
AES (1)	55,355	653
Calpine (1)(2)	18,200	276
NRG Energy (1)	25,441	331
Talen Energy (1)(2)	20,572	185
		1,445
Multi-Utilities 1.0%		
Alliant Energy	6,000	446
Ameren (1)	12,600	631
Avista (1)	6,300	257
Black Hills (1)	2,700	162
CenterPoint Energy (1)	25,300	529
CMS Energy (1)	8,400	357
Consolidated Edison (1)	15,400	1,180
Dominion Resources (1)	33,240	2,497
DTE Energy	10,449	947
NiSource	21,008	495
Public Service Enterprise	25,300	1,193
SCANA (1)	4,168	292
Sempra Energy (1)	16,351	1,701
Teco Energy (1)	9,600	264
Vectren	6,100	309
Wec Energy	15,008	902
		12,162
Water Utilities 0.1%		
American Water Works (1)	8,200	565
Aqua America (1)	13,946	444

California Water Service Group (1)	9,600	257
		1,266
Total Utilities		43,019
Total Common Stocks (Cost $732,175)		1,192,819
SHORT-TERM INVESTMENTS 3.1%		
Money Market Funds 2.9%		
T. Rowe Price Reserve Investment Fund, 0.33% (4)(5)	36,192,795	36,193
U.S. Treasury Obligations 0.2%		
U.S. Treasury Bills, 0.24%, 4/28/16 (6)	1,800,000	1,800
U.S. Treasury Bills, 0.272%, 4/28/16 (6)	50,000	50
U.S. Treasury Bills, 0.293%, 7/28/16 (6)	50,000	50
		1,900
Total Short-Term Investments (Cost $38,093)		38,093
SECURITIES LENDING COLLATERAL 17.4%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 17.4%		
Short-Term Funds 17.4%		
T. Rowe Price Short-Term Reserve Fund, 0.34% (4)(5)	21,441,139	214,411
Total Investments through Securities Lending Program with State Street Bank and Trust Company		214,411
Total Securities Lending Collateral (Cost $214,411)		214,411
Total Investments in Securities 117.3% of Net Assets (Cost $984,679)		**$ 1,445,323**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.

(1) All or a portion of this security is on loan at March 31, 2016-- total value of such securities at period-end amounts to $202,897. See Note 4.

(2) Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Total Equity Market Index Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund commenced operations on January 30, 1998. The fund seeks to match the performance of the entire U.S. stock market, as represented by the S&P Total Market Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2016:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2016.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2016. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2016, totaled $2,000 for the period ended March 31, 2016.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. As of March 31, 2016, securities valued at $1,880,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2016, the value of loaned securities was $202,897,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the value of cash collateral and related investments was $214,411,000.

NOTE 5 - FEDERAL INCOME TAXES

At March 31, 2016, the cost of investments for federal income tax purposes was $984,679,000. Net unrealized gain aggregated $461,692,000 at period-end, of which $493,515,000 related to appreciated investments and $31,823,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Equity Index 500 Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 99.6%		
CONSUMER DISCRETIONARY 12.8%		
Auto Components 0.3%		
Borg-Warner (1)	312,500	12,000
Delphi Automotive (1)	387,800	29,093
Goodyear Tire & Rubber (1)	364,150	12,010
Johnson Controls (1)	899,887	35,068
		88,171
Automobiles 0.6%		
Ford Motor (1)	5,449,528	73,569
General Motors (1)	2,006,900	63,077
Harley-Davidson (1)	262,390	13,468
		150,114
Distributors 0.1%		
Genuine Parts (1)	211,612	21,026
		21,026
Diversified Consumer Services 0.0%		
H&R Block (1)	337,138	8,907
		8,907
Hotels, Restaurants & Leisure 1.9%		
Carnival (1)	632,698	33,387
Chipotle Mexican Grill (1)(2)	43,300	20,393
Darden Restaurants (1)	171,052	11,341
Marriott, Class A (1)	266,722	18,985
McDonald's	1,268,664	159,446
Royal Caribbean Cruises (1)	239,500	19,675
Starbucks	2,073,272	123,774
Starwood Hotels & Resorts Worldwide	235,845	19,676
Wyndham Worldwide (1)	162,617	12,429
Wynn Resorts (1)	107,500	10,044

Yum! Brands (1)	581,220	47,573
		476,723
Household Durables 0.4%		
D. R. Horton (1)	449,900	13,600
Garmin	167,300	6,685
Harman International (1)	95,800	8,530
Leggett & Platt (1)	193,096	9,346
Lennar, Class A (1)	236,900	11,457
Mohawk Industries (1)(2)	86,500	16,513
Newell Rubbermaid (1)	361,725	16,021
Pulte Group (1)	462,844	8,660
Whirlpool (1)	105,908	19,099
		109,911
Internet & Catalog Retail 2.0%		
Amazon.com (1)(2)	543,200	322,465
Expedia (1)	159,850	17,235
Netflix (2)	606,900	62,043
Priceline (1)(2)	69,870	90,060
TripAdvisor (1)(2)	156,550	10,411
		502,214
Leisure Products 0.1%		
Hasbro	153,021	12,257
Mattel (1)	478,919	16,101
		28,358
Media 3.1%		
Cablevision Systems, Class A	307,900	10,161
CBS, Class B (1)	593,567	32,700
Comcast, Class A (1)	3,425,876	209,253
Discovery Communications, Class A (1)(2)	210,100	6,015
Discovery Communications, Class C (1)(2)	368,300	9,944
Interpublic Group	547,825	12,573
News Corp, Class A (1)	565,872	7,226

News Corp, Class B (1)	185,800	2,462
Omnicom (1)	345,166	28,728
Scripps Networks Interactive (1)	129,000	8,450
TEGNA (1)	309,098	7,251
Time Warner (1)	1,127,881	81,828
Time Warner Cable, Class A (1)	398,926	81,628
Twenty-First Century Fox	626,000	17,653
Twenty-First Century Fox, Class A	1,555,789	43,375
Viacom, Class B	493,767	20,383
Walt Disney	2,112,068	209,749
		789,379
Multiline Retail 0.7%		
Dollar General (1)	402,800	34,480
Dollar Tree (1)(2)	324,294	26,741
Kohl's (1)	281,122	13,103
Macy's	430,084	18,962
Nordstrom (1)	191,502	10,956
Target	857,717	70,573
		174,815
Specialty Retail 2.7%		
Advance Auto Parts (1)	106,400	17,060
Autonation (1)(2)	102,351	4,778
AutoZone (1)(2)	43,845	34,931
Bed Bath & Beyond (1)(2)	227,822	11,309
Best Buy (1)	417,413	13,541
CarMax (1)(2)	283,200	14,472
GameStop (1)	156,100	4,953
Gap (1)	311,101	9,146
Home Depot	1,782,395	237,825
L Brands (1)	353,901	31,076
Lowe's	1,296,018	98,173
O'Reilly Automotive (1)(2)	137,800	37,710
Ross Stores (1)	564,300	32,673

Signet Jewelers (1)	108,900	13,507
Staples	957,371	10,560
Tiffany (1)	158,407	11,624
TJX (1)	944,728	74,020
TSC (1)	181,300	16,400
Urban Outfitters (1)(2)	115,800	3,832
		677,590
Textiles, Apparel & Luxury Goods 0.9%		
Coach	395,690	15,863
Hanesbrands (1)	541,900	15,358
Michael Kors Holdings (2)	251,700	14,337
Nike, Class B	1,910,380	117,431
PVH	116,900	11,580
Ralph Lauren (1)	87,000	8,375
Under Armour (1)(2)	266,700	22,624
V. F. (1)	477,008	30,891
		236,459
Total Consumer Discretionary		3,263,667
CONSUMER STAPLES 10.4%		
Beverages 2.4%		
Brown-Forman, Class B (1)	146,019	14,379
Coca-Cola	5,483,164	254,364
Coca-Cola Enterprises	297,874	15,114
Constellation Brands, Class A	248,900	37,606
Dr Pepper Snapple (1)	270,000	24,143
Molson Coors Brewing, Class B (1)	258,012	24,816
Monster Beverage (1)(2)	214,900	28,663
PepsiCo	2,035,823	208,631
		607,716
Food & Staples Retailing 2.4%		
Costco Wholesale	612,907	96,582

CVS Health (1)	1,545,651	160,330
Kroger	1,373,706	52,544
Sysco	731,904	34,202
Wal-Mart	2,209,757	151,346
Walgreens Boots Alliance	1,218,560	102,652
Whole Foods Market (1)	482,600	15,014
		612,670
Food Products 1.7%		
Archer-Daniels-Midland	822,816	29,876
Campbell Soup (1)	249,549	15,919
ConAgra	594,861	26,543
General Mills	830,958	52,641
Hershey Foods (1)	202,806	18,676
Hormel Foods (1)	386,276	16,703
J.M. Smucker	168,000	21,813
Kellogg	352,936	27,017
Kraft Heinz (1)	840,683	66,044
McCormick (1)	159,705	15,888
Mead Johnson Nutrition, Class A	260,100	22,101
Mondelez International	2,210,253	88,675
Tyson Foods, Class A (1)	425,300	28,351
		430,247
Household Products 2.0%		
Church & Dwight (1)	181,300	16,712
Clorox	188,797	23,800
Colgate-Palmolive (1)	1,258,282	88,898
Kimberly-Clark	507,540	68,269
Procter & Gamble	3,732,360	307,210
		504,889
Personal Products 0.1%		
Estee Lauder, Class A	311,600	29,387
		29,387

Tobacco 1.8%		
Altria Group	2,757,706	172,798
Philip Morris International (1)	2,180,006	213,880
Reynolds American (1)	1,171,716	58,949
		445,627
Total Consumer Staples		2,630,536
ENERGY 6.8%		
Energy Equipment & Services 1.0%		
Baker Hughes	606,567	26,586
Cameron International (2)	271,700	18,217
Diamond Offshore Drilling (1)	102,700	2,232
FMC Technologies (2)	313,100	8,566
Halliburton	1,230,208	43,943
Helmerich & Payne (1)	153,600	9,019
National Oilwell Varco (1)	517,154	16,084
Schlumberger (1)	1,765,678	130,219
Transocean (1)	472,430	4,318
		259,184
Oil, Gas & Consumable Fuels 5.8%		
Anadarko Petroleum	705,040	32,834
Apache (1)	547,137	26,706
Cabot Oil & Gas (1)	625,700	14,210
Chesapeake Energy (1)	685,200	2,823
Chevron (1)	2,649,721	252,783
Cimarex Energy (1)	142,600	13,871
Columbia Pipeline	578,678	14,525
Concho Resources (1)(2)	179,400	18,127
ConocoPhillips	1,746,713	70,340
Devon Energy	696,412	19,110
EOG Resources	782,908	56,823
EQT	220,529	14,833
ExxonMobil (1)	5,843,132	488,427

First Solar (1)(2)	115,700	7,922
Hess (1)	358,252	18,862
Kinder Morgan (1)	2,589,800	46,254
Marathon Oil (1)	1,149,582	12,806
Marathon Petroleum	767,382	28,531
Murphy Oil (1)	233,100	5,872
Newfield Exploration (1)(2)	283,500	9,426
Noble Energy (1)	582,500	18,296
Occidental Petroleum (1)	1,077,594	73,740
ONEOK (1)	277,700	8,292
Phillips 66	659,756	57,128
Pioneer Natural Resources (1)	232,700	32,750
Range Resources (1)	229,900	7,444
Southwestern Energy (1)(2)	675,000	5,447
Spectra Energy (1)	943,137	28,860
Tesoro Petroleum	171,400	14,742
Valero Energy (1)	665,834	42,707
Williams Companies	938,070	15,075
		1,459,566
Total Energy		1,718,750

FINANCIALS 15.6%

Banks 5.2%

Bank of America	14,516,665	196,265
BB&T	1,091,458	36,313
Citigroup	4,172,979	174,222
Citizens Financial	775,700	16,251
Comerica (1)	250,885	9,501
Fifth Third Bancorp (1)	1,107,696	18,487
Huntington Bancshares (1)	1,054,158	10,057
JPMorgan Chase	5,153,713	305,203
KeyCorp	1,184,184	13,073
M&T Bank (1)	218,792	24,286
Peoples United Financial (1)	415,400	6,617

PNC Financial Services Group (1)	706,657	59,762
Regions Financial	1,759,665	13,813
SunTrust	734,611	26,505
U.S. Bancorp	2,286,522	92,810
Wells Fargo (1)	6,518,527	315,236
Zions Bancorporation (1)	264,428	6,402
		1,324,803
Capital Markets 1.9%		
Affiliated Managers Group (1)(2)	74,900	12,164
Ameriprise Financial	237,739	22,350
Bank of New York Mellon	1,528,072	56,279
BlackRock (1)	175,660	59,825
Charles Schwab (1)	1,696,399	47,533
E*TRADE Financial (2)	405,205	9,923
Franklin Resources (1)	513,411	20,049
Goldman Sachs	560,324	87,960
Invesco (1)	586,300	18,040
Legg Mason (1)	134,100	4,651
Morgan Stanley (1)	2,111,364	52,805
Northern Trust (1)	300,632	19,592
State Street (1)	558,723	32,696
T. Rowe Price Group (1)(3)	342,252	25,142
		469,009
Consumer Finance 0.8%		
American Express	1,152,999	70,794
Capital One Financial	756,524	52,435
Discover Financial (1)	590,862	30,087
Navient (1)	549,424	6,576
Synchrony Financial (1)(2)	1,164,975	33,388
		193,280
Diversified Financial Services 2.1%		
Berkshire Hathaway, Class B (2)	2,636,200	374,024
CME Group	466,080	44,767

Intercontinental Exchange	167,128	39,298
Leucadia National (1)	445,200	7,199
McGraw Hill Financial	383,724	37,981
Moody's (1)	236,888	22,874
Nasdaq (1)	169,000	11,218
		537,361
Insurance 2.6%		
Aflac (1)	596,184	37,643
Allstate	537,667	36,223
American International Group	1,610,230	87,033
Aon (1)	388,995	40,631
Assurant (1)	93,100	7,183
Chubb	642,664	76,573
Cincinnati Financial	203,923	13,328
Hartford Financial Services (1)	572,175	26,366
Lincoln National	368,581	14,448
Loews	375,682	14,374
Marsh & McLennan	719,393	43,732
MetLife	1,546,954	67,973
Principal Financial Group	411,792	16,245
Progressive	807,260	28,367
Prudential Financial (1)	628,395	45,383
The Travelers Companies	414,996	48,434
Torchmark (1)	154,269	8,355
Unum Group (1)	337,229	10,427
Willis Towers Watson (1)	188,098	22,320
XL Group (1)	400,376	14,734
		659,772
Real Estate Investment Trusts 3.0%		
AIMCO, REIT	223,618	9,352
American Tower, REIT (1)	590,480	60,447
AvalonBay Communities, REIT (1)	199,763	37,995
Boston Properties, REIT (1)	211,400	26,865

Crown Castle International, REIT (1)	461,600	39,928
Equinix, REIT (1)	94,708	31,321
Equity Residential, REIT (1)	516,975	38,789
Essex Property Trust, REIT	91,400	21,375
Extra Space Storage, REIT	174,200	16,281
Federal Realty Investment Trust, REIT (1)	104,200	16,260
General Growth Properties, REIT (1)	800,200	23,790
HCP, REIT	647,700	21,102
Host Hotels & Resorts, REIT	1,063,797	17,765
Iron Mountain, REIT (1)	287,603	9,753
Kimco Realty, REIT	565,500	16,275
Macerich Company, REIT	186,100	14,747
Prologis, REIT (1)	761,227	33,631
Public Storage, REIT (1)	210,500	58,062
Realty Income, REIT (1)	341,900	21,372
Simon Property Group, REIT (1)	437,234	90,809
SL Green Realty, REIT (1)	145,500	14,096
UDR, REIT	406,600	15,666
Ventas, REIT (1)	467,100	29,409
Vornado Realty Trust, REIT	248,486	23,465
Welltower, REIT	501,880	34,800
Weyerhaeuser, REIT	1,120,305	34,707
		758,062
Real Estate Management & Development 0.0%		
CBRE Group (2)	396,400	11,424
		11,424
Total Financials		3,953,711
HEALTH CARE 14.2%		
Biotechnology 3.2%		
AbbVie	2,267,117	129,498
Alexion Pharmaceuticals (1)(2)	317,400	44,189
Amgen	1,065,132	159,695

Baxalta	942,449	38,075
Biogen (2)	310,959	80,949
Celgene (1)(2)	1,098,204	109,919
Gilead Sciences (1)	1,920,468	176,414
Regeneron Pharmaceuticals (2)	109,500	39,468
Vertex Pharmaceuticals (1)(2)	352,900	28,052
		806,259
Health Care Equipment & Supplies 2.2%		
Abbott Laboratories (1)	2,090,017	87,425
Baxter International	765,749	31,457
Becton, Dickinson & Company	293,967	44,630
Boston Scientific (1)(2)	1,884,029	35,439
C. R. Bard	100,554	20,379
DENTSPLY SIRONA (1)	338,100	20,837
Edwards Lifesciences (2)	295,780	26,091
Hologic (2)	358,600	12,372
Intuitive Surgical (1)(2)	52,400	31,495
Medtronic (1)	1,978,673	148,400
St. Jude Medical (1)	401,421	22,078
Stryker (1)	443,051	47,535
Varian Medical Systems (1)(2)	137,500	11,003
Zimmer Biomet Holdings (1)	251,881	26,858
		565,999
Health Care Providers & Services 2.7%		
Aetna (1)	496,621	55,795
AmerisourceBergen (1)	279,424	24,184
Anthem (1)	369,274	51,325
Cardinal Health	457,802	37,517
Centene (2)	238,800	14,703
Cigna	357,928	49,122
DaVita HealthCare Partners (2)	237,200	17,406
Express Scripts Holding (1)(2)	952,438	65,423
HCA Holdings (2)	440,300	34,365

Henry Schein (1)(2)	115,000	19,852
Humana	212,354	38,850
Laboratory Corporation of America (2)	147,700	17,300
McKesson	324,359	51,005
Patterson Companies (1)	117,700	5,477
Quest Diagnostics (1)	193,696	13,840
Tenet Healthcare (1)(2)	137,308	3,972
UnitedHealth Group (1)	1,338,646	172,552
Universal Health Services	125,100	15,603
		688,291
Health Care Technology 0.1%		
Cerner (1)(2)	415,512	22,006
		22,006
Life Sciences Tools & Services 0.6%		
Agilent Technologies	454,036	18,093
Illumina (1)(2)	204,600	33,168
PerkinElmer (1)	155,600	7,696
Thermo Fisher Scientific	561,607	79,518
Waters (2)	112,335	14,819
		153,294
Pharmaceuticals 5.4%		
Allergan (2)	553,271	148,293
Bristol-Myers Squibb	2,349,010	150,055
Eli Lilly	1,371,780	98,782
Endo International (1)(2)	286,800	8,074
Johnson & Johnson (1)	3,896,990	421,654
Mallinckrodt (2)	157,300	9,639
Merck	3,922,099	207,518
Mylan (2)	579,005	26,837
Perrigo (1)	208,200	26,635
Pfizer	8,510,181	252,242

Zoetis (1)	632,300	28,030
		1,377,759
Total Health Care		3,613,608
INDUSTRIALS & BUSINESS SERVICES 10.1%		
Aerospace & Defense 2.5%		
Boeing (1)	883,180	112,111
General Dynamics	410,372	53,911
Harris (1)	180,500	14,054
Honeywell International	1,083,366	121,391
L-3 Communication	108,469	12,854
Lockheed Martin (1)	366,944	81,278
Northrop Grumman (1)	252,259	49,922
Raytheon	419,958	51,499
Rockwell Collins (1)	181,081	16,698
Textron	378,090	13,785
United Technologies	1,088,296	108,938
		636,441
Air Freight & Logistics 0.7%		
C.H. Robinson Worldwide (1)	196,900	14,616
Expeditors International of Washington (1)	260,300	12,705
FedEx	365,110	59,411
UPS, Class B (1)	972,269	102,545
		189,277
Airlines 0.6%		
American Airlines	870,300	35,691
Delta Air Lines	1,097,300	53,416
Southwest Airlines	918,445	41,146
United Continental (1)(2)	510,100	30,535
		160,788
Building Products 0.1%		
Allegion (1)	128,220	8,169

Masco	501,354	15,767
		23,936
Commercial Services & Supplies 0.4%		
ADT	231,450	9,550
Cintas	123,011	11,047
Pitney Bowes (1)	269,138	5,797
Republic Services	331,206	15,782
Stericycle (1)(2)	116,100	14,651
Tyco International (1)	581,500	21,347
Waste Management	599,210	35,353
		113,527
Construction & Engineering 0.1%		
Fluor	193,090	10,369
Jacobs Engineering Group (1)(2)	173,200	7,543
Quanta Services (2)	247,400	5,581
		23,493
Electrical Equipment 0.5%		
AMETEK (1)	329,100	16,448
Eaton	640,451	40,067
Emerson Electric (1)	911,860	49,587
Rockwell Automation (1)	181,246	20,617
		126,719
Industrial Conglomerates 2.6%		
3M (1)	851,401	141,869
Danaher (1)	837,938	79,487
GE (1)	13,128,746	417,363
Roper Technologies (1)	139,600	25,514
		664,233
Machinery 1.3%		
Caterpillar (1)	813,684	62,279
Cummins (1)	228,696	25,143

Deere (1)	432,096	33,267
Dover (1)	232,309	14,944
Flowserve (1)	176,800	7,852
Illinois Tool Works (1)	453,978	46,506
Ingersoll-Rand (1)	364,960	22,631
PACCAR (1)	505,808	27,663
Parker-Hannifin (1)	193,208	21,462
Pentair (1)	247,369	13,422
Snap-On (1)	80,400	12,622
Stanley Black & Decker (1)	208,832	21,971
Xylem	242,000	9,898
		319,660
Professional Services 0.3%		
Dun & Bradstreet	46,300	4,772
Equifax	163,645	18,703
Nielsen Holdings (1)	504,000	26,541
Robert Half International	179,962	8,383
Verisk Analytics, Class A (1)(2)	214,000	17,103
		75,502
Road & Rail 0.8%		
CSX	1,400,612	36,066
J.B. Hunt Transport Services (1)	121,670	10,250
Kansas City Southern (1)	149,200	12,749
Norfolk Southern (1)	427,269	35,570
Ryder System (1)	73,493	4,761
Union Pacific	1,199,752	95,440
		194,836
Trading Companies & Distributors 0.2%		
Fastenal (1)	399,900	19,595
United Rentals (1)(2)	129,000	8,023

W. W. Grainger (1)	79,032	18,448
		46,066
Total Industrials & Business Services		2,574,478
INFORMATION TECHNOLOGY 20.7%		
Communications Equipment 1.0%		
Cisco Systems (1)	7,114,809	202,558
F5 Networks (2)	102,870	10,889
Juniper Networks (1)	487,600	12,439
Motorola Solutions	221,462	16,765
		242,651
Electronic Equipment, Instruments & Components 0.4%		
Amphenol, Class A (1)	426,400	24,654
Corning (1)	1,562,569	32,642
FLIR Systems	200,900	6,620
Keysight Technologies (2)	136,668	3,791
TE Connectivity (1)	538,600	33,350
		101,057
Internet Software & Services 4.3%		
Akamai Technologies (2)	263,100	14,620
Alphabet, Class A (1)(2)	410,700	313,323
Alphabet, Class C (2)	418,884	312,048
eBay (2)	1,545,443	36,874
Facebook (2)	3,240,300	369,718
VeriSign (1)(2)	134,600	11,918
Yahoo! (1)(2)	1,207,596	44,452
		1,102,953
IT Services 3.8%		
Accenture, Class A (1)	883,488	101,955
Alliance Data Systems (2)	87,920	19,342
Automatic Data Processing (1)	644,581	57,825
Cognizant Technology Solutions (1)(2)	864,600	54,210

CSRA	185,211	4,982
Fidelity National Information	382,600	24,222
Fiserv (2)	321,430	32,972
IBM (1)	1,246,858	188,837
MasterCard, Class A (1)	1,384,000	130,788
Paychex	452,005	24,413
PayPal Holdings (2)	1,563,743	60,361
Teradata (1)(2)	190,898	5,009
Total System Services	234,062	11,137
Visa, A Shares (1)	2,714,200	207,582
Western Union (1)	722,503	13,937
Xerox	1,319,366	14,724
		952,296
Semiconductor & Semiconductor Equipment 2.7%		
Analog Devices	427,474	25,302
Applied Materials	1,576,971	33,400
Broadcom (1)	521,769	80,613
Intel (1)	6,647,016	215,031
KLA-Tencor (1)	216,928	15,795
Lam Research (1)	222,240	18,357
Linear Technology (1)	345,414	15,392
Microchip Technology (1)	277,900	13,395
Micron Technology (2)	1,534,236	16,064
NVIDIA (1)	730,961	26,044
Qorvo (2)	176,700	8,907
QUALCOMM	2,102,785	107,536
Skyworks Solutions (1)	275,000	21,423
Texas Instruments (1)	1,412,884	81,128
Xilinx (1)	382,483	18,141
		696,528
Software 4.3%		
Activision Blizzard	712,620	24,115
Adobe Systems (2)	701,542	65,805

Autodesk (1)(2)	329,196	19,196
CA	423,976	13,054
Citrix Systems (2)	214,306	16,840
Electronic Arts (1)(2)	428,320	28,316
Intuit	373,584	38,857
Microsoft (1)	11,128,953	614,652
Oracle	4,433,567	181,377
Red Hat (1)(2)	255,700	19,052
salesforce.com (1)(2)	886,700	65,465
Symantec	934,167	17,170
		1,103,899
Technology Hardware, Storage & Peripherals 4.2%		
Apple	7,798,124	849,917
EMC	2,739,663	73,012
Hewlett Packard Enterprise	2,415,343	42,824
HP (1)	2,429,543	29,932
NetApp (1)	420,323	11,471
SanDisk (1)	286,700	21,812
Seagate Technology (1)	416,100	14,335
Western Digital (1)	323,300	15,273
		1,058,576
Total Information technology		5,257,960
MATERIALS 2.8%		
Chemicals 2.1%		
Air Products & Chemicals	269,883	38,877
Airgas (1)	97,226	13,771
CF Industries	325,800	10,211
Dow Chemical	1,586,399	80,684
Eastman Chemical	213,708	15,436
Ecolab (1)	368,589	41,105
EI du Pont de Nemours	1,236,923	78,322
FMC (1)	175,900	7,101

International Flavors & Fragrances (1)	111,154	12,646
Lyondellbasell Industries, Class A	500,100	42,798
Monsanto	613,152	53,798
Mosaic (1)	464,550	12,543
PPG Industries	377,546	42,093
Praxair (1)	394,439	45,143
Sherwin-Williams (1)	109,899	31,285
		525,813
Construction Materials 0.1%		
Martin Marietta Materials (1)	91,600	14,611
Vulcan Materials (1)	183,083	19,328
		33,939
Containers & Packaging 0.3%		
Avery Dennison	122,977	8,868
Ball (1)	189,904	13,538
International Paper (1)	572,123	23,480
Owens-Illinois (1)(2)	190,500	3,041
Sealed Air (1)	284,240	13,646
Westrock	360,777	14,081
		76,654
Metals & Mining 0.3%		
Alcoa (1)	1,921,283	18,406
Freeport-McMoRan (1)	1,741,886	18,011
Newmont Mining	760,680	20,219
Nucor (1)	451,412	21,352
		77,988
Total Materials		714,394
TELECOMMUNICATION SERVICES 2.8%		
Diversified Telecommunication Services 2.8%		
AT&T (1)	8,655,200	339,024
CenturyLink (1)	774,256	24,745

Frontier Communications (1)	1,584,874	8,860
Level 3 Communications (2)	417,900	22,086
Verizon Communications	5,732,193	309,997
Total Telecommunication Services		704,712
UTILITIES 3.4%		
Electric Utilities 2.1%		
American Electric Power	694,244	46,098
Duke Energy (1)	977,769	78,887
Edison International	450,744	32,404
Entergy	249,721	19,798
Eversource Energy (1)	434,800	25,366
Exelon (1)	1,283,891	46,040
FirstEnergy	582,598	20,956
NextEra Energy	654,482	77,452
PG&E	691,014	41,267
Pinnacle West Capital	149,526	11,225
PPL	966,858	36,808
Southern Company	1,285,286	66,488
XCEL Energy	722,654	30,221
		533,010
Gas Utilities 0.0%		
AGL Resources (1)	186,810	12,169
		12,169
Independent Power & Renewable Electricity Producers 0.1%		
AES	935,293	11,036
NRG Energy (1)	448,400	5,834
		16,870
Multi-Utilities 1.1%		
Ameren	332,364	16,652
CenterPoint Energy (1)	580,229	12,138
CMS Energy (1)	417,220	17,707

Consolidated Edison (1)	420,151	32,192
Dominion Resources (1)	838,458	62,985
DTE Energy	258,388	23,426
NiSource	414,878	9,775
Public Service Enterprise (1)	699,894	32,993
SCANA (1)	209,300	14,682
Sempra Energy	339,454	35,320
Teco Energy	321,876	8,861
Wec Energy (1)	439,743	26,415
		293,146
Water Utilities 0.1%		
American Water Works (1)	252,000	17,370
		17,370
Total Utilities		872,565
Total Common Stocks (Cost $15,688,129)		25,304,381
SHORT-TERM INVESTMENTS 0.5%		
Money Market Funds 0.4%		
T. Rowe Price Reserve Investment Fund, 0.33% (3)(4)	107,561,089	107,561
		107,561
U.S. Treasury Obligations 0.1%		
U.S. Treasury Bills, 0.152%, 7/21/16	550,000	550
U.S. Treasury Bills, 0.175%, 7/21/16	400,000	400
U.S. Treasury Bills, 0.235%, 4/28/16 (5)	2,100,000	2,100
U.S. Treasury Bills, 0.24%, 4/28/16 (5)	1,000,000	1,000
U.S. Treasury Bills, 0.26%, 4/28/16 (5)	3,275,000	3,274
U.S. Treasury Bills, 0.262%, 4/28/16 (5)	25,000	25
U.S. Treasury Bills, 0.384%, 7/21/16	5,000,000	4,994

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Index 500 Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund commenced operations on March 30, 1990. The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2016:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2016.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. As of March 31, 2016, securities valued at $5,404,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2016, the value of loaned securities was $1,803,643,000; the value of cash collateral and related investments was $1,912,298,000.

NOTE 5 - FEDERAL INCOME TAXES

At March 31, 2016, the cost of investments for federal income tax purposes was $17,722,328,000. Net unrealized gain aggregated $9,618,549,000 at period-end, of which $10,078,999,000 related to appreciated investments and $460,450,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Mid-Cap Index Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 97.1%		
CONSUMER DISCRETIONARY 17.2%		
Auto Components 0.7%		
Gentex	604	9
Lear	167	19
Visteon	87	7
		35
Automobiles 1.1%		
Tesla Motors (1)(2)	209	48
Thor Industries	98	6
		54
Distributors 0.4%		
LKQ Corporation (2)	652	21
		21
Diversified Consumer Services 0.5%		
Graham Holdings	7	4
Service Corporation International	533	13
ServiceMaster Global Holdings (2)	215	8
		25
Hotels, Restaurants & Leisure 3.8%		
Aramark	460	15
Brinker (1)	127	6
Choice Hotels International	68	4
Domino's Pizza	127	17
Dunkin Brands	215	10
Extended Stay America, Equity Units	123	2
Hilton Worldwide Holdings	1,113	25
Hyatt Hotels, Class A (1)(2)	68	3
International Game Technology	195	3
Las Vegas Sands	783	40
MGM Resorts International (2)	929	20
Norwegian Cruise Line Holdings (2)	290	16

Panera Bread, Class A (2)	64	13
Six Flags Entertainment	156	9
Wendy's	419	5
		188
Household Durables 1.4%		
GoPro (2)	195	2
Jarden (2)	462	27
NVR (2)	9	16
Tempur Sealy International (2)	127	8
Toll Brothers (2)	361	11
TopBuild (2)	78	2
Tupperware Brands	98	6
		72
Internet & Catalog Retail 0.9%		
Groupon (1)(2)	975	4
Liberty Ventures, Series A (2)	313	12
QVC Group, Class A (2)	1,086	28
		44
Leisure Products 0.6%		
Brunswick	195	9
Polaris Industries (1)	137	13
Vista Outdoor (2)	147	8
		30
Media 4.1%		
AMC Networks (2)	127	8
Cable One	7	3
Charter Communications, Class A (1)(2)	161	33
Cinemark Holdings	241	9
Clear Channel Outdoor, Class A	98	—
DISH Network (2)	466	21
Gannett	253	4
John Wiley & Sons	98	5

Liberty Broadband, A Shares (2)	49	3
Liberty Broadband, C Shares (2)	149	9
Liberty Media (2)	215	8
Liberty Media, C Shares (2)	439	17
Lions Gate Entertainment	195	4
Live Nation Entertainment (2)	303	7
Madison Square Garden (2)	42	7
MSG Networks (2)	126	2
Regal Entertainment Group, Class A (1)	195	4
Sirius XM Holdings (1)(2)	4,842	19
Starz (2)	176	5
Thomson Reuters	706	29
Tribune Media	166	6
		203
Multiline Retail 0.2%		
Dillards, Class A (1)	49	4
JCPenney (1)(2)	626	7
		11
Specialty Retail 2.5%		
Aaron's	135	4
Cabela's, Class A (2)	107	5
CST Brands	166	6
Dick's Sporting Goods	197	9
DSW, Class A	155	4
Foot Locker	313	20
GNC Holdings	176	6
Michaels (2)	174	5
Murphy USA (2)	103	6
Office Depot (2)	1,123	8
Penske Auto (1)	88	3
Sally Beauty Supply (2)	322	11
Ulta Salon Cosmetics & Fragrance (2)	144	28

Williams-Sonoma	196	11
		126
Textiles, Apparel & Luxury Goods 1.0%		
Carters	123	13
Fossil (2)	100	4
Kate Spade (2)	293	8
lululemon athletica (1)(2)	239	16
Skechers U.S.A., Class A (2)	274	8
		49
Total Consumer Discretionary		858
CONSUMER STAPLES 3.1%		
Food & Staples Retailing 0.5%		
Rite Aid (2)	2,118	17
Sprouts Farmers Market (2)	330	10
		27
Food Products 1.7%		
Blue Buffalo Pet Products (1)(2)	98	3
Bunge Limited	308	17
Flowers Foods	390	7
Hain Celestial Group (2)	215	9
Ingredion	153	16
Pilgrim's Pride (2)	146	4
Pinnacle Foods	264	12
Whitewave Foods, Class A (2)	375	15
		83
Household Products 0.2%		
Energizer Holdings	137	5
Spectrum Brands Holdings	52	6
		11

Personal Products 0.7%		
Avon	878	4
Coty, Class A (1)	176	5
Edgewell Personal Care	127	10
Herbalife (2)	156	10
Nu Skin Enterprises, Class A (1)	117	5
		34
Total Consumer Staples		155
ENERGY 4.3%		
Energy Equipment & Services 1.2%		
Dril-Quip (2)	98	6
Frank's International	68	1
Nabors Industries	683	6
Noble (1)	518	5
Oceaneering International	225	8
Patterson-UTI Energy	393	7
Rowan	293	5
RPC (1)	198	3
Seadrill (1)(2)	880	3
Superior Energy	293	4
Weatherford International (2)	1,710	13
		61
Oil, Gas & Consumable Fuels 3.1%		
Antero Resources (2)	200	5
California Resources (1)	1,283	1
Cheniere Energy (2)	542	18
Cobalt International Energy (2)	1,080	3
CONSOL Energy (1)	490	6
Continental Resources (2)	276	8
CVR Energy (1)	39	1
Denbury Resources (1)	1,083	2
Diamondback Energy (2)	180	14

Energen	206	8
EP Energy, Class A (1)(2)	98	—
Golar LNG	195	3
Gulfport Energy (2)	268	8
HollyFrontier	400	14
Kosmos Energy (2)	593	3
Laredo Petroleum (2)	493	4
Memorial Resource Development (2)	295	3
PBF Energy	211	7
QEP Resources	490	7
Rice Energy (2)	295	4
SM Energy (1)	252	5
Targa Resources	344	10
Teekay (1)	98	1
Whiting Petroleum (1)(2)	590	5
World Fuel Services	156	8
WPX Energy (2)	688	5
		153
Total Energy		214

FINANCIALS 24.0%

Banks 3.1%

Associated Banc-Corp	313	6
Bank of Hawaii	108	7
BankUnited	245	8
BOK Financial	69	4
CIT Group	361	11
Commerce Bancshares	186	8
Cullen/Frost Bankers (1)	117	7
East West Bancorp	339	11
First Horizon National	488	6
First Niagara Financial	828	8
First Republic Bank	318	21
PacWest Bancorp	244	9

Popular	215	6
Signature Bank (2)	117	16
SVB Financial Group (2)	107	11
Synovus Financial	293	9
TCF Financial	390	5
		153
Capital Markets 1.7%		
Artisan Partners Asset Management	68	2
Eaton Vance	244	8
Federated Investors, Class B	195	6
Interactive Brokers, Class A (1)	117	5
Lazard, Class A, Partnership	264	10
LPL Financial Holdings (1)	166	4
Northstar Asset Management	390	4
Raymond James Financial	263	13
SEI Investments	293	13
TD Ameritrade Holding	572	18
Waddell & Reed Financial, Class A	176	4
		87
Consumer Finance 0.7%		
Ally Financial (2)	1,031	19
Credit Acceptance (2)	20	4
LendingClub (1)(2)	137	1
OneMain Holdings (1)(2)	107	3
Santander Consumer USA Holdings (1)(2)	195	2
SLM Corporation (2)	878	6
		35
Diversified Financial Services 1.2%		
CBOE Holdings	191	12
FactSet Research Systems	88	13
Morningstar	49	4
MSCI, Class A	224	17

Voya Financial	454	14
		60
Insurance 5.7%		
Alleghany (2)	37	18
Allied World Assurance Holdings	195	7
American Financial Group	151	11
American National Insurance	20	2
AmTrust Financial Services	168	4
Arch Capital Group (2)	274	19
Arthur J. Gallagher	381	17
Aspen Insurance Holdings	127	6
Assured Guaranty	312	8
Axis Capital Holdings	216	12
Brown & Brown	271	10
CNA Financial	59	2
Endurance Specialty Holdings	127	8
Erie Indemnity, Class A	59	6
Everest Reinsurance Holdings	104	21
FNF	601	20
Genworth Financial, Class A (2)	975	3
Hanover Insurance Group	105	9
Markel (2)	31	28
Mercury General	59	3
Old Republic International	557	10
ProAssurance	117	6
Reinsurance Group of America	137	13
RenaissanceRe Holdings	98	12
Validus Holdings	176	8
W. R. Berkley	205	12
White Mountains Insurance Group	13	10
		285
Real Estate Investment Trusts 10.6%		
Alexandria Real Estate, REIT	156	14

American Campus Communities, REIT	324	15
American Capital Agency, REIT	747	14
American Homes 4 Rent, Class A, REIT	433	7
Annaly Capital Management, REIT	2,050	21
Apple Hospitality, REIT (1)	390	8
Brandywine Realty Trust, REIT	390	6
Brixmor Property, REIT	370	10
Camden Property Trust, REIT	216	18
Care Capital Properties, REIT	166	4
CBL & Associates Properties, REIT	390	5
Chimera Investment, REIT	422	6
Columbia Property Trust, REIT	263	6
Communications Sales & Leasing, REIT	243	5
Corporate Office Properties Trust, REIT	195	5
Corrections Corporation of America, REIT	244	8
DDR, REIT	645	12
Digital Realty Trust, REIT	340	30
Douglas Emmett, REIT	333	10
Duke Realty, REIT	728	16
Empire State Realty Trust, REIT	247	4
Equity Commonwealth, REIT (2)	303	9
Equity LifeStyle Properties, REIT	196	14
Forest City Realty Trust, Class A, REIT	448	9
Four Corners Property Trust, REIT	133	2
Gaming & Leisure Properties, REIT	196	6
Healthcare Trust of America, REIT	314	9
Hospitality Properties Trust, REIT	312	8
Kilroy Realty, REIT	191	12
Lamar Advertising, REIT	166	10
Liberty Property Trust, REIT	320	11
MFA Financial, REIT	780	5
Mid-America Apartment Communities, REIT	186	19
National Retail Properties, REIT	303	14
NorthStar Realty Europe, Class C, REIT	125	1
NorthStar Realty Finance, REIT	390	5

HEALTH CARE 9.0%

Biotechnology 2.9%

Agios Pharmaceuticals (1)(2)	59	2
Alkermes (2)	312	11
Alnylam Pharmaceuticals (2)	166	10
BioMarin Pharmaceutical (2)	354	29
Bluebird Bio (2)	78	3
Incyte (2)	342	25
Intercept Pharmaceuticals (1)(2)	35	5
Intrexon (1)	118	4
Ionis Pharmaceuticals (1)(2)	259	11
Juno therapeutics (1)(2)	29	1
Medivation (2)	342	16
OPKO Health (1)(2)	621	7
Puma Biotechnology (1)(2)	49	1
Seattle Genetics (1)(2)	225	8
United Therapeutics (2)	118	13
		146

Health Care Equipment & Supplies 2.2%

Alere (2)	176	9
Align Technology (2)	186	14
Cooper Companies	112	17
Dexcom (2)	176	12
Hill-Rom Holdings	127	6
IDEXX Laboratories (2)	205	16
ResMed	327	19
Teleflex	108	17
		110

Health Care Providers & Services 1.3%

Acadia Healthcare (2)	146	8
Brookdale Senior Living (2)	390	6
Community Health Systems (2)	254	5
Envision Healthcare Holdings (2)	400	8

LifePoint Health (2)	98	7
MEDNAX (2)	225	14
Premier (2)	118	4
VCA (2)	206	12
		64
Health Care Technology 0.6%		
Allscripts Healthcare Solutions (2)	390	5
athenahealth (1)(2)	83	11
IMS Health Holdings (2)	293	8
Inovalon Holdings, A Shares (1)(2)	98	2
Veeva Systems, Class A (2)	166	4
		30
Life Sciences Tools & Services 1.6%		
Bio-Rad Laboratories, Class A (2)	62	9
Bio-Techne	88	8
Bruker	243	7
Charles River Laboratories International (2)	118	9
Mettler-Toledo International (2)	61	21
Qiagen (2)	497	11
Quintiles Transnational Holdings (2)	206	13
VWR (2)	99	3
		81
Pharmaceuticals 0.4%		
Akorn (2)	166	4
Jazz Pharmaceuticals (2)	127	16
		20
Total Health Care		451
INDUSTRIALS & BUSINESS SERVICES 13.7%		
Aerospace & Defense 1.9%		
B/E Aerospace	227	11
BWX Technologies	222	7

Hexcel	200	9
Huntington Ingalls Industries	112	15
Orbital ATK	127	11
Spirit AeroSystems Holdings, Class A (2)	303	14
Transdigm Group (2)	112	25
Triumph Group	108	3
		95
Airlines 1.1%		
Alaska Air Group	313	26
Copa Holdings, Class A	68	5
JetBlue Airways (2)	824	17
Spirit Airlines (2)	166	8
		56
Building Products 1.3%		
A.O. Smith	156	12
Armstrong Worldwide Industries (2)	78	4
Fortune Brands Home & Security	351	20
Lennox International	86	11
Owens Corning	244	11
USG (2)	195	5
		63
Commercial Services & Supplies 1.6%		
Clean Harbors (2)	122	6
Copart (2)	274	11
Covanta Holding	258	4
IHS (2)	145	18
KAR Auction Services	303	12
R.R. Donnelley	452	7
Rollins	205	6
Waste Connections	264	17
		81

Construction & Engineering 0.6%		
AECOM (2)	312	10
Chicago Bridge & Iron	205	7
KBR	293	5
Valmont Industries	49	6
		28
Electrical Equipment 0.9%		
Acuity Brands	91	20
Babcock & Wilcox Enterprises (2)	108	2
Hubbell, Class B	122	13
Regal Beloit	98	6
Solarcity (1)(2)	117	3
		44
Industrial Conglomerates 0.3%		
Carlisle Companies	137	14
		14
Machinery 3.6%		
AGCO	156	8
Allison Transmission Holdings	371	10
Colfax (2)	215	6
Crane	98	5
Donaldson	283	9
Graco	124	10
IDEX	167	14
ITT	195	7
Joy Global (1)	195	3
Kennametal	166	4
Lincoln Electric Holdings	156	9
Manitowoc	293	1
Manitowoc Foodservice (2)	293	4
Middleby (2)	127	14
Nordson	127	10

Oshkosh	163	7
SPX	98	2
SPX FLOW (2)	98	2
Terex	236	6
Timken	156	5
Toro	137	12
Trinity Industries	333	6
WABCO Holdings (2)	112	12
Wabtec	205	16
		182
Marine 0.1%		
Kirby (2)	117	7
		7
Professional Services 0.3%		
ManpowerGroup	156	13
TransUnion (2)	68	2
		15
Road & Rail 0.9%		
AMERCO	15	6
Avis Budget Group (2)	215	6
Genesee & Wyoming, Class A (2)	126	8
Hertz Global Holdings (2)	878	9
Landstar System	98	6
Old Dominion Freight Line (2)	146	10
		45
Trading Companies & Distributors 0.9%		
Air Lease	213	7
GATX	88	4
HD Supply Holdings (2)	351	12
MSC Industrial Direct	98	7
NOW (2)	220	4
Watsco	53	7

WESCO International (1)(2)	108	6
		47
Transportation Infrastructure 0.2%		
Macquarie Infrastructure	142	9
		9
Total Industrials & Business Services		686
INFORMATION TECHNOLOGY 15.3%		
Communications Equipment 1.3%		
Arista Networks (2)	68	4
ARRIS International (2)	373	9
Brocade Communications Systems	878	9
CommScope Holding (2)	215	6
Echostar (2)	88	4
Lumentum Holdings (2)	98	3
Palo Alto Networks (2)	165	27
Viavi Solutions (2)	488	3
		65
Electronic Equipment, Instruments & Components 2.5%		
Arrow Electronics (2)	205	13
Avnet	293	13
CDW	273	11
Cognex	176	7
Dolby Laboratories, Class A	98	4
FitBit (1)(2)	88	1
Ingram Micro, Class A	322	12
IPG Photonics (1)(2)	71	7
Jabil Circuit	415	8
Keysight Technologies (2)	361	10
National Instruments	224	7
Sunpower (1)(2)	127	3
Trimble Navigation (2)	550	14

VeriFone Systems (2)	244	7
Zebra Technologies (2)	107	7
		124
Internet Software & Services 1.8%		
CoStar Group (2)	68	13
GoDaddy, Class A (2)	49	1
IAC/InterActiveCorp	151	7
LinkedIn (2)	234	27
Match, Class A (2)	70	1
Pandora Media (1)(2)	454	4
Rackspace Hosting (2)	254	5
Twitter (2)	1,211	20
Yelp (2)	137	3
Zillow (2)	88	2
Zillow, Class C (1)(2)	195	5
		88
IT Services 4.0%		
Amdocs	346	21
Black Knight Financial Services, Class A (2)	39	1
Booz Allen Hamilton	215	6
Broadridge Financial Solutions	264	16
Computer Sciences	283	10
CoreLogic (2)	195	7
DST Systems	73	8
First Data, Class A (2)	370	5
FleetCor Technologies (2)	197	29
Gartner (2)	183	16
Genpact (2)	331	9
Global Payments	285	19
Jack Henry & Associates	196	17
Leidos Holdings	137	7
Sabre	244	7
Vantiv, Class A (2)	318	17

WEX (2)	88	7
		202
Semiconductor & Semiconductor Equipment 1.4%		
Atmel	878	7
Cree (1)(2)	225	7
Cypress Semiconductor (1)(2)	683	6
Marvell Technology Group	930	10
Maxim Integrated Products	608	22
ON Semiconductor (2)	978	9
SunEdison (1)(2)	585	—
Teradyne	488	11
		72
Software 3.9%		
Ansys (2)	195	17
Cadence Design Systems (2)	627	15
CDK Global	379	18
FireEye (2)	293	5
Fortinet (2)	293	9
NetSuite (2)	82	6
Nuance Communications (2)	538	10
PTC (2)	234	8
ServiceNow (2)	336	20
Splunk (2)	274	13
SS&C Technologies Holdings	176	11
Synopsys (2)	352	17
Tableau Software (2)	102	5
Ultimate Software Group (2)	59	11
VMware, Class A (1)(2)	170	9
Workday (1)(2)	233	18
Zynga (2)	1,560	4
		196
Technology Hardware, Storage & Peripherals 0.4%		
3D Systems (1)(2)	230	3

Lexmark International	127	4
NCR (2)	321	10
		17
Total Information Technology		764
MATERIALS 5.6%		
Chemicals 2.9%		
Albemarle	240	15
Ashland	134	15
Axalta Coating Systems (2)	215	6
Cabot	137	7
Celanese, Series A	332	22
Chemours	490	3
GCP Applied Technologies (2)	149	3
Huntsman	521	7
NewMarket	19	8
Platform Specialty Products (1)(2)	293	3
RPM	283	13
Scotts Miracle Gro	93	7
Valspar	176	19
W. R. Grace (2)	159	11
Westlake Chemical	88	4
		143
Construction Materials 0.1%		
Eagle Materials	107	7
		7
Containers & Packaging 1.5%		
AptarGroup	137	11
Bemis	215	11
Crown Holdings (2)	303	15
Graphic Packaging Holding	683	9
Packaging Corporation of America	201	12

Silgan Holdings	88	5
Sonoco Products	216	10
		73
Metals & Mining 1.0%		
Allegheny Technologies	224	3
Compass Minerals	68	5
Reliance Steel & Aluminum	156	11
Royal Gold	137	7
Southern Copper (1)	249	7
Steel Dynamics	502	11
Tahoe Resources	329	3
U.S. Steel (1)	293	5
		52
Paper & Forest Products 0.1%		
Domtar	137	6
		6
Total Materials		281
TELECOMMUNICATION SERVICES 1.4%		
Diversified Telecommunication Services 0.7%		
SBA Communications (2)	273	28
Zayo Group Holdings (2)	293	7
		35
Wireless Telecommunication Services 0.7%		
Sprint (1)(2)	1,560	5
T-Mobile US (2)	588	23
Telephone & Data Systems	195	6
U.S. Cellular (2)	29	1
		35
Total Telecommunication Services		70

UTILITIES 3.5%		
Electric Utilities 1.3%		
Avangrid	120	5
Great Plains Energy	330	11
Hawaiian Electric Industries	223	7
ITC Holdings	322	14
OGE Energy	409	12
Westar Energy	293	14
		63
Gas Utilities 1.0%		
Atmos Energy	215	16
National Fuel Gas Company	186	9
Questar	390	10
UGI	363	14
		49
Independent Power & Renewable Electricity Producers 0.3%		
Calpine (2)	780	12
TerraForm Power (1)	120	1
		13
Multi-Utilities 0.7%		
Alliant Energy	244	18
MDU Resources	417	8
Vectren	172	9
		35
Water Utilities 0.2%		
Aqua America (1)	371	12
		12
Total Utilities		172
Total Common Stocks (Cost $4,880)		4,849

SHORT-TERM INVESTMENTS 3.2%

Money Market Funds 3.0%		
T. Rowe Price Reserve Investment Fund, 0.33% (3)(4)	149,107	149
		149
U.S. Treasury Obligations 0.2%		
U.S. Treasury Bills, 0.343%, 4/28/16 (5)	10,000	10
		10
Total Short-Term Investments (Cost $159)		159

SECURITIES LENDING COLLATERAL 5.6%

Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 5.6%		
Short-Term Funds 5.6%		
T. Rowe Price Short-Term Reserve Fund, 0.34% (3)(4)	28,275	283
Total Investments through Securities Lending Program with State Street Bank and Trust Company		283
Total Securities Lending Collateral (Cost $283)		283
Total Investments in Securities		
105.9% of Net Assets (Cost $5,322)		**$ 5,291**

‡ Shares are denominated in U.S. dollars unless otherwise noted.

(1) All or a portion of this security is on loan at March 31, 2016 -- total value of such securities at period-end amounts to $274. See Note 4.

(2) Non-income producing

(3) Seven-day yield

(4) Affiliated Company

(5) At March 31, 2016, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Index Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Mid-Cap Index Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization U.S. stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2016:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2016.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. As of March 31, 2016, securities valued at $10,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2016, the value of loaned securities was $274,000; the value of cash collateral and related investments was $283,000.

NOTE 5 - FEDERAL INCOME TAXES

At March 31, 2016, the cost of investments for federal income tax purposes was $5,322,000. Net unrealized loss aggregated $25,000 at period-end, of which $275,000 related to appreciated investments and $300,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Small-Cap Index Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 88.3%		
CONSUMER DISCRETIONARY 12.5%		
Auto Components 1.0%		
American Axle & Manufacturing Holdings (1)	200	3
Cooper Tire	150	5
Cooper-Standard Holding (1)	30	2
Dana Holding	400	6
Dorman Products (1)	70	4
Drew Industries	60	4
Federal-Mogul (1)	100	1
Fox Factory Holding (1)	40	1
Gentherm (1)	90	4
Metaldyne Performance	30	1
Modine Manufacturing (1)	100	1
Motorcar Parts of America (1)	50	2
Standard Motor Products	50	2
Stoneridge (1)	100	1
Strattec Security	10	1
Superior Industries International	100	2
Tenneco (1)	160	8
Tower International	50	1
		49
Automobiles 0.1%		
Winnebago	100	2
		2
Distributors 0.3%		
Core-Mark Holding	60	5
Pool	120	10
Voxx International (1)	100	—
Weyco Group	20	1
		16

Diversified Consumer Services 0.9%		
2U (1)(2)	70	2
American Public Education (1)	40	1
Apollo Education, Class A (1)	300	2
Ascent Capital Group (1)	30	—
Bright Horizons Family Solutions (1)	100	6
Capella Education	30	2
Career Education (1)	200	1
Carriage Services	40	1
Chegg (1)(2)	200	1
Devry Education (2)	160	3
Grand Canyon Education (1)	120	5
Houghton Mifflin Harcourt (1)	400	8
K12 (1)	100	1
LifeLock (1)	300	4
Regis (1)	100	2
Sotheby's (2)	160	4
Strayer Education (1)	30	1
Universal Technical Institute	100	—
Weight Watchers (1)(2)	70	1
		45
Hotels, Restaurants & Leisure 3.1%		
Belmond (1)	300	3
Biglari Holdings (1)	4	2
BJ's Restaurants (1)	60	3
Bloomin Brands	326	6
Bob Evans Farms	60	3
Boyd Gaming (1)	200	4
Buffalo Wild Wings (1)	50	7
Caesars Acquisition, Class A (1)	100	1
Caesars Entertainment (1)(2)	200	1
Carrols Restaurant Group (1)	100	1
Churchill Downs	30	4
Chuy's Holdings (1)(2)	40	1

ClubCorp Holdings	100	1
Cracker Barrel Old Country Store (2)	50	8
Dave & Buster's Entertainment (1)	60	2
Del Frisco's Restaurant (1)	100	2
Denny's (1)	200	2
Diamond Resorts International (1)(2)	110	3
DineEquity	45	4
Eldorado Resorts (1)	100	1
Fiesta Restaurant (1)	70	2
Habit Restaurants (1)	30	1
International Speedway, Class A	70	3
Interval Leisure (2)	100	1
Intrawest Resorts Holdings (1)	100	1
Isle of Capri Casinos (1)	100	1
Jack in the Box	100	6
Krispy Kreme (1)	200	3
La Quinta Holdings (1)	240	3
Marcus	50	1
Marriott Vacations Worldwide	70	5
Monarch Casino & Resort (1)	30	1
Morgans Hotel (1)	100	—
Papa John's International (2)	80	4
Penn National Gaming (1)	200	3
Pinnacle Entertainment (1)	160	6
Planet Fitness, Class A (1)(2)	40	1
Popeyes Louisiana Kitchen (1)	60	3
Potbelly (1)	100	1
Red Robin Gourmet Burgers (1)	40	3
Ruby Tuesday (1)	200	1
Ruth's Hospitality Group	100	2
Scientific Games, Class A (1)(2)	100	1
SeaWorld Entertainment	200	4
Shake Shack (1)	20	1
Sonic	130	5
Texas Roadhouse	190	8

The Cheesecake Factory	130	7
Vail Resorts	100	13
Zoe's Kitchen (1)(2)	50	2
		152
Household Durables 1.2%		
Bassett Furniture	30	1
Beazer Homes USA (1)	100	1
Calatlantic	200	7
Cavco Industries (1)	20	2
Century Communities (1)	40	1
CSS Industries	20	1
Ethan Allen Interiors	70	2
Flexsteel Industries	20	1
Green Brick Partners (1)	100	1
Helen of Troy Limited (1)	70	7
Hooker Furniture	30	1
Hovnanian Enterprises (1)(2)	300	—
Installed Building Products (1)	50	1
iRobot (1)(2)	80	3
KB Home	200	3
La-Z-Boy	130	3
LGI Homes (1)(2)	40	1
Libbey	60	1
M/I Homes (1)	100	2
MDC Holdings	100	2
Meritage (1)	100	4
NACCO Industries	10	1
Skullcandy (1)	100	—
Taylor Morrison Home, Class A (1)	100	1
Tri Pointe (1)	400	5
Universal Electronics (1)	40	2
WCI Communities (1)	40	1
William Lyon Homes (1)(2)	100	1

ZAGG (1)(2)	100	1
		57
Internet & Catalog Retail 0.5%		
1-800-Flowers.com (1)	100	1
Blue Nile	30	1
Duluth Holdings (1)	20	—
Etsy (1)	100	1
EVINE Live (1)	100	—
FTD (1)	50	1
HSN	90	5
Lands End (1)(2)	40	1
Liberty TripAdvisor Holdings, Class A (1)	190	4
Nutri/System	100	2
PetMed Express	100	2
Shutterfly (1)(2)	100	5
Wayfair, Class A (1)	50	2
		25
Leisure Products 0.3%		
Arctic Cat (2)	30	1
Black Diamond (1)	100	—
Callaway Golf	200	2
JAKKS Pacific (1)	100	1
Johnson Outdoors, Class A	10	—
Malibu Boats, Class A (1)	50	1
Nautilus Group (1)	100	2
Performance Sports (1)	100	—
Smith & Wesson Holding (1)	140	4
Sturm Ruger & Company	50	3
		14
Media 1.4%		
AMC Entertainment Holdings, Class A	50	1
Carmike Cinemas (1)	100	3
Central European Media Enterprises (1)	200	1

Crown Media Holdings, Class A (1)	100	1
Cumulus Media, Class A (1)	400	—
DreamWorks Animation, Class A (1)	200	5
Entercom Communications (1)	100	1
Entravision Communications, Class A	200	2
Eros International (1)(2)	100	1
EW Scripps, Class A (2)	200	3
Global Eagle Entertainment (1)	100	1
Gray Television (1)	200	2
Harte-Hanks	100	—
IMAX (1)	160	5
Journal Media	100	1
Loral Space & Communications (1)	30	1
MDC Partners	100	2
Media General, Class A (1)	250	4
Meredith	90	4
National Cinemedia	200	3
New Media Investment	100	2
New York Times, Class A	400	5
Nexstar Broadcasting (2)	80	4
Reading International (1)	40	—
Saga Communications	10	—
Scholastic	70	3
SFX Entertainment (1)	100	—
Sinclair Broadcasting, Class A	170	5
Sizmek (1)	100	—
Time	300	5
Tribune Publishing	100	1
World Wrestling Entertainment (2)	100	2
		68
Multiline Retail 0.2%		
Big Lots	130	6
Fred's	100	2
Ollies Bargain Outlet Holdings (1)	20	—

Tuesday Morning (1)	100	1
		9
Specialty Retail 2.7%		
Abercrombie & Fitch	180	6
America's Car-Mart (1)(2)	20	1
American Eagle Outfitters (2)	500	8
Asbury Automotive Group (1)	70	4
Ascena Retail Group (1)	500	6
Barnes & Noble	100	1
Barnes & Noble Education (1)	100	1
bebe stores (1)	100	—
Big 5 Sporting Goods	100	1
Buckle (2)	70	2
Burlington Stores (1)	190	11
Caleres	110	3
Cato, Class A	70	3
Chico's	400	5
Children's Place	50	4
Christopher & Banks (1)	100	—
Citi Trends	40	1
Conns (1)(2)	70	1
Destination XL (1)	100	1
Express (1)	200	4
Five Below (1)	140	6
Francesca's Holdings (1)	100	2
Genesco (1)	60	4
Group One Automotive	60	4
Guess	200	4
Haverty Furniture	50	1
Hibbett Sports (1)(2)	60	2
Kirkland's	40	1
Lithia Motors, Class A	60	5
Lumber Liquidators (1)(2)	100	1
MarineMax (1)	100	2

Mattress Firm Holding (1)(2)	50	2
Monro Muffler Brake	80	6
Outerwall	50	2
Party City Holdco (1)	100	1
Pier 1 Imports	200	1
Rent-A-Center	140	2
Restoration Hardware Holdings (1)(2)	90	4
Select Comfort (1)	130	3
Shoe Carnival	40	1
Sonic Automotive	80	1
Stage Stores (2)	100	1
Stein Mart	100	1
Tailored Brands	100	2
The Finish Line, Class A	100	2
Tile Shop Holdings (1)	100	1
Vitamin Shoppe (1)(2)	80	2
Winmark	10	1
Zumiez (1)(2)	100	2
		130
Textiles, Apparel & Luxury Goods 0.8%		
Columbia Sportswear	80	5
Crocs (1)	200	2
Culp	30	1
Deckers Outdoor (1)	80	5
G-III Apparel (1)	100	5
Iconix Brand Group (1)(2)	100	1
Movado Group	40	1
Oxford Industries	40	2
Perry Ellis International (1)	30	1
Sequential Brands (1)	100	1
Steven Madden (1)	150	5
Tumi Holdings (1)	140	4
Unifi (1)	40	1
Vera Bradley (1)	100	2

Wolverine World Wide	300	5
		41
Total Consumer Discretionary		608
CONSUMER STAPLES 3.2%		
Beverages 0.2%		
Boston Beer, Class A (1)	30	5
Castle Brands (1)	200	—
Coca-Cola Bottling	10	2
MGP Ingredients	30	1
National Beverage (1)	30	1
		9
Food & Staples Retailing 0.8%		
Andersons	70	2
Casey's General Stores	100	11
Chefs Warehouse (1)	100	2
Fairway Group Holdings (1)	100	—
Fresh Market (1)(2)	110	3
Ingles Markets, Class A	40	2
Performance Food (1)(2)	50	1
PriceSmart	50	4
Smart & Final Stores (1)	100	2
Spartannash	100	3
SUPERVALU (1)	700	4
United Natural Foods (1)	130	5
Village Super Market	20	1
Weis Markets	30	1
		41
Food Products 1.7%		
Alico (2)	10	—
B&G Foods, Class A	150	5
Cal-Maine Foods (2)	80	4

Calavo Growers	40	2
Darling Ingredients (1)	435	6
Dean Foods	240	4
Farmer Bros. (1)	20	1
Fresh Del Monte Produce	90	4
Freshpet (1)	100	1
Inventure Foods (1)(2)	100	1
J & J Snack Foods	40	4
John B Sanfilippo & Son, Class B	20	1
Lancaster Colony	50	6
Landec (1)	100	1
Omega Protein (1)	60	1
Post Holdings (1)	160	11
Sanderson Farms	60	5
Seaboard (1)	1	3
Seneca Foods, Class A (1)	20	1
Snyders-Lance	184	6
Tootsie Roll Industries (2)	51	2
TreeHouse Foods (1)	150	13
		82
Household Products 0.2%		
Central Garden & Pet, Class A (1)	100	2
Hrg (1)	200	3
Oil-Dri	10	—
Orchids Paper Products (2)	20	1
WD-40	40	4
		10
Personal Products 0.1%		
Elizabeth Arden (1)(2)	100	1
Inter Parfums	40	1
Medifast	30	1
Natural Health Trends (2)	20	1
Nutraceutical International (1)	20	—

Revlon, Class A (1)	30	1
Synutra International (1)(2)	100	1
USANA Health Sciences (1)(2)	20	2
		8
Tobacco 0.2%		
Universal (2)	60	3
Vector Group (2)	220	5
		8
Total Consumer Staples		158
ENERGY 2.2%		
Energy Equipment & Services 0.8%		
Archrock	200	1
Atwood Oceanics (2)	200	2
Basic Energy Services (1)(2)	100	—
Bristow Group	90	2
C&J Energy Services (1)(2)	200	—
CARBO Ceramics (2)	100	1
Era (1)	100	1
Exterran (1)	100	1
Fairmount Santrol Holdings (1)(2)	200	1
Forum Energy Technologies (1)	200	3
Gulfmark Offshore (1)(2)	100	1
Helix Energy Solutions Group (1)	300	2
Hornbeck Offshore Services (1)(2)	100	1
ION Geophysical (1)(2)	26	—
Key Energy Services (1)(2)	400	—
Matrix Service (1)	100	2
McDermott International (1)(2)	600	2
Natural Gas Services (1)	30	1
Newpark Resources (1)	200	1
Nordic American offshore (2)	100	—
North Atlantic Drilling (1)(2)	20	—

Oil States International (1)	130	4
Parker Drilling (1)	300	1
PHI (1)	30	1
Pioneer Energy Services (1)	200	—
RigNet (1)	30	—
SEACOR Holdings (1)(2)	50	3
Seventy Seven Energy (1)	200	—
Tesco	100	1
TETRA Technologies (1)	200	1
Tidewater (2)	100	1
Unit (1)	100	1
US Silica Holdings (2)	140	3
		38

Oil, Gas & Consumable Fuels 1.4%

Abraxas Petroleum (1)(2)	200	—
Adams Resources & Energy	10	—
Alon USA Energy (2)	100	1
Approach Resources (1)	100	—
Ardmore Shipping	50	—
Bill Barrett (1)(2)	100	1
Bonanza Creek Energy (1)(2)	100	—
Callon Petroleum (1)	200	2
Carrizo Oil & Gas (1)	150	5
Clayton Williams Energy (1)(2)	20	—
Cloud Peak Energy (1)(2)	200	—
Delek US Holdings	150	2
DHT Holdings	200	1
Dorian LPG (1)	100	1
Energy Fuels (1)	100	—
Energy XXI	200	—
Evolution Petroleum	100	1
Exco Resources (1)(2)	400	—
Frontline (2)	100	1
Gastar Exploration (1)(2)	200	—

Green Plains (2)	100	2
Halcon Resources (1)(2)	200	—
Jones Energy, Class A (1)(2)	100	—
Matador Resources (1)(2)	200	4
Navios Maritime Aquisition	200	—
Nordic American Tanker (2)	200	3
Northern Oil & Gas (1)(2)	200	1
Oasis Petroleum (1)	400	3
Pacific Ethanol (1)(2)	100	1
Panhandle Oil & Gas, Class A	40	1
Par Pacific Holdings (1)	40	1
Parsley Energy (1)	263	6
PDC Energy (1)	100	6
Renewable Energy (1)	100	1
Rex Energy (1)(2)	100	—
Rex Stores Resources (1)(2)	20	1
Ring Energy (1)(2)	100	1
RSP Permian (1)	170	5
Sanchez Energy (1)	100	1
Scorpio Tankers	500	3
SemGroup	110	3
Ship Finance International (2)	200	3
Stone Energy (1)(2)	200	—
Synergy Resources (1)(2)	300	2
TransAtlantic Petroleum (1)	100	—
Triangle Petroleum (1)(2)	100	—
Ultra Petroleum (1)	400	—
Uranium Energy (1)	300	—
W&T Offshore (1)(2)	100	—
Western Refining	180	5
		68
Total Energy		106

FINANCIALS 22.9%

Banks 8.1%

1st Source	40	1
Allegiance Bancshares (1)	10	—
American National Bankshares	20	1
Ameris Bancorp	80	2
Ames National (2)	20	—
Arrow Financial	30	1
Banc First	20	1
Banc of California	100	2
Banco Latinoamericano de Comercio	80	2
Bancorp (1)	100	1
Bancorp South	250	5
Bank of Marin Bancorp	20	1
Bank of the Ozarks	200	8
Banner	50	2
Bar Harbor Bankshares	20	1
BBCN Bancorp	200	3
Berkshire Hills Bancorp	80	2
Blue Hills Bancorp	100	1
BNC Bancorp	70	1
Boston Private Financial	200	2
Bridge Bancorp (2)	40	1
Brookline Bancorp	200	2
Bryn Mawr Bank	50	1
C1 Financial (1)(2)	20	—
Camden National	20	1
Capital Bank Financial, Class A	60	2
Cardinal Financial	80	2
Cascade Bancorp (1)	100	1
Cathay Bancorp	210	6
Centerstate Banks	100	1
Central Pacific Financial	100	2
Century Bancorp, Class A	10	—

Chemical Financial	90	3
Citizens & Northern	30	1
City Holding Company	40	2
CNB Financial	40	1
Cobiz Financial	100	1
Columbia Banking System	150	4
Community Bank System	110	4
Community Trust Bancorp	40	1
ConnectOnc Bancorp	100	2
CU Bancorp (1)	40	1
Customers Bancorp (1)	70	2
CVB Financial	300	5
Eagle Bancorp (1)	80	4
Enterprise Bancorp	20	1
Enterprise Financial Services	50	1
Farmers Capital Bank	20	1
FCB Financial Holdings, Class A (1)	70	2
Fidelity Southern	50	1
Financial Institutions	40	1
First Bancorp	30	1
First Bancorp North Carolina	100	2
First BanCorp-Puerto Rico (1)	300	1
First Busey	100	2
First Business Financial Services	20	—
First Citizens BancShares	21	5
First Commonwealth Financial	200	2
First Community	40	1
First Connecticut Bancorp	40	1
First Financial	30	1
First Financial Bancorp	200	4
First Financial Bankshares (2)	170	5
First Interstate BancSystem	50	1
First Merchants	100	2
First Midwest Bancorp	200	4
First Nbc Bank Holding (1)(2)	40	1

First of Long Island	30	1
FirstMerit	430	9
Flushing Financial	100	2
FNB	571	7
Franklin Financial Network (1)	10	—
Fulton Financial	500	7
German American Bancorp	30	1
Glacier Bancorp	200	5
Great Southern Bancorp	30	1
Great Western Bancorp	110	3
Guaranty Bancorp	40	1
Hampton Roads Bankshares (1)	100	—
Hancock Holding	200	5
Hanmi Financial	80	2
Heartland Financial USA	50	1
Heritage Commerce	100	1
Heritage Financial	100	2
Heritage Oaks Bancorp	100	1
Hilltop Holdings (1)	200	4
Home Bancshares	150	6
HomeTrust Bancshares (1)	100	2
Horizon Bancorp	30	1
IBERIABANK	100	5
Independent Bank	30	1
Independent Bank – MA	70	3
Independent Bank – MI	100	1
International Bancshares	140	3
Investors Bancorp	900	10
Lakeland Bancorp	100	1
Lakeland Financial	40	2
LegacyTexas Financial	120	2
Mainsource Financial	60	1
MB Financial	200	6
Mercantile Bank	40	1
Merchants Bancshares	10	—

MidWestOne Financial	20	1
National Bankshares (2)	20	1
National Commerce (1)(2)	20	—
National Penn Bancshares	400	4
NBT Bancorp	120	3
OFG Bancorp (2)	100	1
Old National Bancorp	300	4
Old Second Bancorp (1)	100	1
Opus Bank	30	1
Pacific Continental	100	2
Pacific Premier Bancorp (1)	60	1
Park National	40	4
Park Sterling	100	1
Peapack-Gladstone Financial	40	1
Penns Woods Bancorp (2)	10	—
Peoples Financial Services	20	1
Pinnacle Financial Partners	90	4
Preferred Bank	30	1
PrivateBancorp	200	8
Prosperity Bancshares	180	8
QCR Holdings	30	1
Renasant	110	4
Republic Bancorp, Class A	30	1
S&T Bancorp	90	2
Sandy Spring Bancorp	70	2
Seacoast Banking, Class A (1)	100	2
ServisFirst Bancshares (2)	60	3
Simmons First National, Class A	80	4
South State	60	4
Southside Bancshares	70	2
Southwest Bancorp of Oklahoma	100	1
State Bank Financial (2)	90	2
Sterling Bancorp	300	5
Stock Yards Bancorp	40	1
Stonegate Bank	30	1

Suffolk Bancorp	30	1
Sun Bancorp (1)	25	1
Talmer Bancorp, Class A	130	2
Texas Capital Bancshares (1)	120	5
Tompkins Financial	40	3
Towne Bank	120	2
TriCo Bancshares	60	1
Tristate Capital Holdings (1)	100	1
Triumph Bancorp (1)	40	1
Trustmark	180	4
UMB Financial	100	5
Umpqua Bank	600	9
Union Bankshares	120	3
United Bankshares (2)	180	7
United Community Banks	140	3
Univest	100	2
Valley National Bancorp	600	6
Washington Trust Bancorp	40	1
Webster Financial	240	9
WesBanco	100	3
West Bancorporation	40	1
Western Alliance Bancorp (1)	220	7
Wilshire Bancorp	200	2
Wintrust Financial	120	5
Yadkin Financial	120	3
		394
Capital Markets 1.1%		
Arlington Asset Investment (2)	100	1
Associated Capital (1)	20	1
BGC Partners	500	4
Cohen & Steers	50	2
Cowen (1)	300	1
Diamond Hill Investment	10	2
Evercore Partners	90	5

Financial Engines (2)	130	4
GAMCO Investors	20	1
Greenhill	80	2
HFF	100	3
Houlihan Lokey	30	1
INTL FCStone (1)	40	1
Investment Technology Group	100	2
Janus Capital Group	400	6
KCG Holdings (1)	100	1
Ladenburg Thalmann Financial Services (1)	300	1
Moelis, Class A	50	1
OM Asset Management	100	1
Piper Jaffray (1)	40	2
Safeguard Scientifics (1)	100	1
Stifel Financial (1)	170	5
Virtu Financial, Class A	100	2
Virtus Investment Partners	20	2
Westwood Holdings Group	20	1
WisdomTree Investments (2)	300	3
		56
Consumer Finance 0.4%		
Cash America International	70	3
Encore Capital (1)(2)	70	2
Enova International (1)	100	1
EZCORP, Class A (1)	100	—
First Cash	70	3
Green Dot, Class A (1)	100	2
Nelnet, Class A	60	2
Pra (1)	120	4
World Acceptance (1)	20	1
		18
Diversified Financial Services 0.4%		
FNFV (1)	200	2

GAIN Capital Holdings	100	1
MarketAxess Holdings	100	12
Newstar Financial (1)	100	1
PICO Holdings (1)	100	1
Tiptree Financial	100	1
		18
Insurance 2.1%		
Ambac Financial (1)	100	2
American Equity Investment Life	210	3
Amerisafe	50	3
Argo Group International Holdings	70	4
Baldwin & Lyons, Class B	30	1
Citizens (1)(2)	100	1
CNO Financial Group	500	9
Crawford, Class B	100	1
E-Health (1)	100	1
EMC Insurance Group	20	1
Employers Holdings	80	2
Enstar (1)	24	4
FBL Financial, Class A	20	1
Federated National Holding	40	1
Fidelity & Guaranty Life	30	1
First American Financial	280	11
Global Indemnity Plc (1)	20	1
Greenlight Capital Re, Class A (1)	100	2
HCI (2)	20	1
Heritage Insurance Holdings	60	1
Horace Mann Educators	110	3
James River Group Holdings	30	1
Kemper	110	3
Maiden Holdings	133	2
MBIA (1)	400	4
National General Holdings	100	2
National Interstate	20	1

National Western Life, Class A	6	1
Navigators Group (1)	30	2
OneBeacon Insurance Group, Class A	100	1
Primerica	130	6
RLI	120	8
Safety Insurance Group	40	2
Selective Insurance	150	5
State Auto Financial	40	1
State National	100	1
Stewart Information Services	60	2
Third Point Reinsurance (1)(2)	200	2
United Fire Group	50	2
United Insurance Holdings	40	1
Universal Insurance Holdings	80	1
		102

Real Estate Investment Trusts 8.7%

Acadia Realty Trust, REIT	180	6
AG Mortgage Investment Trust, REIT	100	1
Agree Realty, REIT	40	2
Alexanders, REIT	5	2
Altisource Residential, Class B	150	2
American Assets Trust, REIT	100	4
American Capital Mortgage Investment, REIT	100	1
American Homes 4 Rent, Class A, REIT	113	2
Anworth Mortgage Asset, REIT	300	1
Apollo Commercial Real Estate Finance, REIT	200	3
Apollo Residential Mortgage, REIT	100	1
Ares Commercial Real Estate, REIT (2)	100	1
Armada Hoffler Properties, REIT	100	1
ARMOUR Residential, REIT (2)	100	2
Ashford Hospitality Prime, REIT	100	1
Ashford Hospitality Trust, REIT	200•	1
Capstead Mortgage, REIT	200	2
CareTrust, REIT	100	1

CatchMark Timber Trust, Class A, REIT	100	1
Cedar Realty Trust, REIT	200	1
Chatham Lodging Trust, REIT	100	2
Chesapeake Lodging Trust, REIT	150	4
Colony Capital, REIT	300	5
Colony Starwood Homes, REIT	100	2
CoreSite Realty, REIT	60	4
Cousins Properties, REIT	600	6
CubeSmart, REIT	430	14
CyrusOne, REIT	170	8
CYS Investments, REIT	400	3
DCT Industrial Trust, REIT	230	9
DiamondRock Hospitality, REIT	500	5
DuPont Fabros Technology, REIT	160	7
Dynex Capital, REIT (2)	100	1
Easterly Government Properties, REIT	40	1
EastGroup Properties, REIT	80	5
Education Realty Trust, REIT	160	7
EPR Properties, REIT	150	10
Equity One, REIT	190	5
FelCor Lodging Trust, REIT	400	3
First Industrial Realty, REIT	290	7
First Potomac Realty Trust, REIT	200	2
Franklin Street Properties, REIT	200	2
Getty Realty, REIT	100	2
Gladstone Commercial, REIT	100	2
Government Properties Income Trust, REIT (2)	200	4
Gramercy Property Trust, REIT	1,078	9
Hannon Armstrong Sustainable Infrastructure, REIT	100	2
Hatteras Financial, REIT	250	4
Healthcare Realty Trust, REIT	260	8
Hersha Hospitality Trust, Class A, REIT	130	3
Highwoods Properties, REIT	240	11
Hudson Pacific Properties, REIT	190	6
Independence Realty Trust, REIT	100	1

InfraREIT, REIT	100	2
Invesco Mortgage Capital, REIT	300	4
Investors Real Estate Trust, REIT	300	2
iStar Financial, REIT (1)	200	2
Kite Realty Group Trust, REIT	220	6
Ladder Capital, Class A	100	1
LaSalle Hotel Properties, REIT	290	7
Lexington Realty Trust, REIT	500	4
LTC Properties, REIT	90	4
Mack-Cali Realty, REIT	230	5
Medical Properties Trust, REIT	600	8
Monmouth Real Estate Investment Trust, Class A, REIT	200	2
Monogram Residential Trust, REIT	400	4
National Health Investors, REIT	100	7
National Storage Affiliates Trust, REIT	100	2
New Residential Investment, REIT	600	7
New Senior Investment, REIT	200	2
New York Mortgage Trust, REIT (2)	300	1
New York REIT, REIT	400	4
NexPoint Residential Trust, REIT	100	1
One Liberty Properties, REIT	30	1
Orchid Island Capital, REIT (2)	100	1
Parkway Properties, REIT	200	3
Pebblebrook Hotel Trust, REIT	180	5
Pennsylvania Real Estate Investment Trust, REIT	200	4
PennyMac Mortgage Investment Trust, REIT	200	3
Physicians Realty Trust, REIT	260	5
Potlatch, REIT	100	3
Preferred Apartment Communities, Class A, REIT (2)	100	1
PS Business Parks, REIT	50	5
QTS Realty Trust, Class A, REIT	70	3
RAIT Financial Trust, REIT	200	1
Ramco-Gershenson Properties, REIT	200	4
Redwood Trust, REIT	200	3
Resource Capital, REIT (2)	100	1

Retail Opportunity Investments, REIT	300	6
Rexford Industrial Realty, REIT	145	3
RLJ Lodging Trust, REIT	340	8
Rouse Properties, REIT	100	2
Ryman Hospitality Properties, REIT	110	6
Sabra Health Care, REIT	200	4
Saul Centers, REIT	20	1
Select Income, REIT	200	5
Silver Bay Realty Trust, REIT	100	2
Sovran Self Storage, REIT	100	12
STAG Industrial, REIT	200	4
STORE Capital, REIT	100	3
Summit Hotel Properties, REIT	200	2
Sun Communities, REIT	130	9
Sunstone Hotel Investors, REIT	515	7
Terreno Realty, REIT	110	3
The GEO Group, REIT	190	7
UMH Properties, REIT	100	1
United Development Funding IV, REIT (2)	100	—
Universal Health Realty Income Trust, REIT	30	2
Urban Edge Properties, REIT	230	6
Urstadt Biddle Properties, Class A, REIT	100	2
Washington Real Estate Investment Trust, REIT	180	5
Western Asset Mortgage Capital, REIT	100	1
Whitestone, Class B, REIT	100	1
Xenia Hotels & Resorts, REIT	300	5
		425
Real Estate Management & Development 0.4%		
Alexander & Baldwin	130	5
Altisource Portfolio Solutions (1)(2)	30	1
Consolidated-Tomoka Land	10	1
Forestar Group (1)(2)	100	1
FRP Holdings (1)	20	1
Kennedy-Wilson Holdings	240	5

Marcus & Millichap (1)	40	1
RE/MAX Holdings, Class A	30	1
RMR, Class A (1)	5	—
St. Joe (1)(2)	140	2
Tejon Ranch (1)	40	1
		19
Thrifts & Mortgage Finance 1.7%		
Anchor BanCorp Wisconsin (1)	20	1
Astoria Financial	200	3
Bank Mutual	100	1
BankFinancial	50	1
Beneficial Bancorp (1)	200	3
BofI Holding (1)(2)	200	4
BSB Bancorp (1)	20	—
Capitol Federal Financial	400	5
Dime Community Bancshares	100	2
Essent (1)	140	3
EverBank Financial	300	4
Federal Agricultural Mortgage	30	1
First Defiance Financial	20	1
Flagstar Bancorp (1)	50	1
HomeStreet (1)	100	2
Kearny Financial	200	2
LendingTree (1)(2)	20	2
Meridian Bancorp	140	2
Meta Financial	20	1
MGIC Investment (1)	900	7
Nationstar Mortgage Holdings (1)(2)	100	1
NMI Holdings, Class A (1)	100	1
Northfield Bancorp DE	100	1
Northwest Bancshares	300	4
OceanFirst Financial	30	1
Ocwen Financial (1)	300	1
Oritani Financial	100	2

PHH (1)	100	1
Provident Financial Services	200	4
Radian	500	6
Territorial Bancorp	20	1
Trustco Bank	300	2
United Community Financial	100	1
United Financial Bancorp	130	1
Walker & Dunlop (1)	70	2
Walter Investment Management (1)(2)	100	1
Washington Federal	250	6
Waterstone Financial	100	1
WSFS Financial	80	2
		85
Total Financials		1,117

HEALTH CARE 12.1%

Biotechnology 4.0%

ACADIA Pharmaceuticals (1)(2)	210	6
Acceleron Pharma (1)(2)	60	2
Achillion Pharmaceuticals (1)	300	2
Acorda Therapeutics (1)	110	3
Adamas Pharmaceuticals (1)	10	—
Aduro Biotech (1)(2)	20	—
Advaxis (1)	100	1
Aegerion Pharmaceuticals (1)(2)	100	—
Agenus (1)(2)	200	1
Aimmune Therapeutics (1)	30	—
Akebia Therapeutics (1)(2)	100	1
Alder Biopharmaceuticals (1)	60	1
AMAG Pharmaceuticals (1)	90	2
Amicus Therapeutics (1)	300	3
Anacor Pharmaceuticals (1)	110	6
Anthera Pharmaceuticals (1)(2)	100	—
Ardelyx (1)	40	—

Arena Pharmaceuticals (1)	600	1
ARIAD Pharmaceuticals (1)(2)	400	3
Array BioPharma (1)	400	1
Arrowhead Research (1)(2)	200	1
Atara Biotherapeutics (1)(2)	50	1
Avalanche Biotechnologies (1)	100	1
Axovant Sciences (1)	40	—
BioCryst Pharmaceuticals (1)(2)	200	1
BioSpecifics Technologies (1)	10	—
BioTime (1)(2)	200	1
Blueprint Medicines (1)	30	1
Cara Therapeutics (1)(2)	100	1
Catalyst Pharmaceuticals (1)	200	—
Celldex Therapeutics (1)	300	1
Cepheid (1)	190	6
ChemoCentryx (1)	100	—
Chimerix (1)(2)	120	1
Clovis Oncology (1)(2)	70	1
Coherus Biosciences (1)(2)	60	1
Concert Pharmaceuticals (1)(2)	40	1
CorMedix (1)	100	—
CTI BioPharma (1)(2)	500	—
Curis (1)	300	—
Cytokinetics (1)	100	1
CytRx (1)(2)	200	1
Dimension Therapeutics (1)	20	—
Dyax (1)	380	—
Dynavax Technologies (1)	100	2
Eagle Pharmaceuticals (1)(2)	30	1
Emergent BioSolutions (1)	80	3
Enanta Pharmaceuticals (1)(2)	40	1
Epizyme (1)	100	1
Esperion Therapeutics (1)	40	1
Exact Sciences (1)	300	2
Exelixis (1)(2)	600	2

Fibrocell Science (1)(2)	100	—
FibroGen (1)(2)	130	3
Five Prime Therapeutics (1)	60	2
Flexion Therapeutics (1)	40	—
Foundation Medicine (1)(2)	60	1
Galena Biopharma (1)(2)	500	1
Genocea Biosciences (1)(2)	100	1
Genomic Health (1)	50	1
Geron (1)(2)	400	1
Global Blood Therapeutics (1)(2)	20	—
Halozyme Therapeutics (1)(2)	300	3
Heron Therapeutics (1)	80	2
Idera Pharmaceuticals (1)	200	—
Ignyta (1)	100	1
ImmunoGen (1)	200	2
Immunomedics (1)(2)	300	1
Infinity Pharmaceuticals (1)	100	1
Inovio Pharmaceuticals (1)(2)	200	2
Insmed (1)(2)	200	3
Insys Therapeutics (1)(2)	60	1
Ironwood Pharmaceuticals (1)	300	3
Karyopharm Therapeutics (1)	100	1
Keryx Biopharmaceuticals (1)(2)	300	1
Kite Pharma (1)	90	4
La Jolla Pharmaceutical (1)(2)	40	1
Lexicon Pharmaceuticals (1)(2)	100	1
Ligand Pharmaceuticals, Class B (1)(2)	50	5
Lion Biotechnologies (1)(2)	100	1
Loxo Oncology (1)(2)	20	1
MacroGenics (1)	80	1
MannKind (1)(2)	700	1
Merrimack Pharmaceuticals (1)(2)	300	3
Mimedx (1)(2)	300	3
Mirati Therapeutics (1)(2)	30	1
Momenta Pharmaceuticals (1)	200	2

Myriad Genetics (1)	180	7
Navidea Biopharmaceuticals (1)(2)	400	—
Neurocrine Biosciences (1)	230	9
NewLink Genetics (1)(2)	60	1
Northwest Biotherapeutics (1)	100	—
Novavax (1)(2)	700	4
Oncocyte (1)(2)	10	—
OncoMed Pharmaceuticals (1)	40	—
Oncothyreon (1)(2)	300	—
Ophthotech (1)	60	3
Organovo Holdings (1)	300	1
Osiris Therapeutics (2)	100	1
Otonomy (1)	40	1
OvaScience (1)	100	1
PDL BioPharma	400	1
Peregrine Pharmaceuticals (1)	600	—
Pfenex (1)	100	1
Portola Pharmaceuticals (1)	130	3
Progenics Pharmaceuticals (1)	200	1
Prothena (1)(2)	90	4
PTC Therapeutics (1)(2)	90	1
Radius Health (1)(2)	90	3
Raptor Pharmaceutical (1)	200	1
REGENXBIO (1)(2)	20	—
Regulus Therapeutics (1)(2)	100	1
Repligen (1)	90	2
Retrophin (1)	100	1
Rigel Pharmaceuticals (1)	200	—
SAGE Therapeutics (1)(2)	40	1
Sangamo BioSciences (1)(2)	200	1
Sarepta Therapeutics (1)(2)	120	2
Seres Therapeutics (1)	20	1
Sorrento Therapeutics (1)(2)	100	1
Spark Therapeutics (1)	20	1
Spectrum Pharmaceuticals (1)	200	1

Stemline Therapeutics (1)	100	—
Synergy Pharmaceuticals (1)	300	1
Synta Pharmaceuticals (1)(2)	300	—
TESARO (1)(2)	60	3
TG Therapeutics (1)(2)	100	1
Threshold Pharmaceuticals (1)	200	—
Trevena (1)	100	1
TrovaGene (1)(2)	100	—
Ultragenyx Pharmaceutical (1)	100	6
Vanda Pharmaceuticals (1)(2)	100	1
Verastem (1)	100	—
Versartis (1)	100	1
Vital Therapies (1)(2)	100	1
Xencor (1)(2)	100	1
XOMA (1)	300	—
Zafgen (1)(2)	100	1
ZIOPHARM Oncology (1)(2)	300	2
		195

Health Care Equipment & Supplies 3.3%

Abaxis	60	3
Abiomed (1)	110	10
Accuray (1)(2)	200	1
Analogic	30	2
Angiodynamics (1)	100	1
Anika Therapeutics (1)	40	2
Antares Pharma (1)(2)	400	—
Atricure (1)(2)	70	1
Atrion	4	2
Cantel Medical	90	6
Cardiovascular Systems (1)	100	1
Cerus (1)(2)	300	2
ConMed	70	3
Corindus Vascular Robotics (1)	100	—
CryoLife	100	1

Cynosure, Class A (1)	60	3
Endologix (1)(2)	200	2
GenMark Diagnostics (1)(2)	100	1
Glaukos (1)(2)	20	—
Globus Medical, Class A (1)	180	4
Greatbatch (1)	70	3
Haemonetics (1)	130	5
Halyard Health (1)	120	3
HeartWare International (1)(2)	40	1
ICU Medical (1)	40	4
Inogen (1)	40	2
Insulet (1)	150	5
Integra LifeSciences Holdings (1)	70	5
Invacare (2)	100	1
InVivo Therapeutics Holdings (1)(2)	100	1
iRadimed (1)(2)	10	—
K2M Group Holdings (1)	50	1
LDR Holding (1)	70	2
LivaNova (1)	110	6
Masimo (1)	110	5
Meridian Bioscience	100	2
Merit Medical Systems (1)	100	2
Natus Medical (1)	90	3
Neogen (1)	100	5
Nevro (1)	50	3
Novocure (1)	30	—
NuVasive (1)	120	6
Nuvectra (1)	23	—
NxStage Medical (1)	200	3
OraSure Technologies (1)	100	1
Orthofix International (1)	50	2
Oxford Immunotec Global (1)	100	1
Penumbra (1)(2)	10	—
Quidel (1)(2)	100	2
Rockwell Medical (1)(2)	100	1

RTI Surgical (1)	100	—
Spectranetics (1)(2)	100	1
Staar Surgical (1)	100	1
STERIS	220	16
SurModics (1)	30	1
TransEnterix (1)	100	—
Unilife (1)(2)	300	—
Utah Medical Products	10	1
Vascular Solutions (1)	40	1
West Pharmaceutical Services	190	13
Wright Medical (1)	230	4
Zeltiq Aesthetics (1)	80	2
		160
Health Care Providers & Services 2.4%		
AAC Holdings (1)(2)	20	—
Aceto (2)	80	2
Addus HomeCare (1)	20	—
Adeptus Health, Class A (1)(2)	20	1
Air Methods (1)(2)	100	4
Almost Family (1)	20	1
Amedisys (1)	70	3
AMN Healthcare Services (1)	120	4
AmSurg, Class A (1)	140	10
Bioscrip (1)(2)	200	—
BioTelemetry (1)	100	1
Capital Senior Living (1)	100	2
Chemed	50	7
Civitas Solutions (1)	30	1
CorVel (1)	20	1
Cross Country Healthcare (1)	100	1
Diplomat Pharmacy (1)	90	2
Ensign Group	140	3
Examworks (1)	110	3
Five Star Quality Care (1)	100	—

Genesis Healthcare, Class A (1)	100	—
Hanger (1)	100	1
HealthEquity (1)	90	2
HealthSouth	230	9
Healthways (1)	100	1
Kindred Healthcare	200	2
Landauer	20	1
LHC Group (1)	30	1
Magellan Health (1)	70	5
Molina Healthcare (1)	100	6
National HealthCare	30	2
Nobilis Health (1)(2)	100	—
Owens & Minor	160	6
PharMerica (1)	80	2
Providence Service (1)	40	2
RadNet (1)	100	1
Select Medical Holdings (1)	300	4
Surgery Partners (1)(2)	50	1
Surgical Care Affiliates (1)	60	3
Team Health Holdings (1)	190	8
Triple-S Management, Class B (1)	60	2
U.S. Physical Therapy	30	2
Universal American	100	1
WellCare Health Plans (1)	120	11
		119
Health Care Technology 0.4%		
Castlight Health (1)(2)	100	—
Computer Programs & Systems (2)	30	2
HealthStream (1)	70	2
HMS Holdings (1)	230	3
Medidata Solutions (1)	140	5
Omnicell (1)	90	2
Press Ganey Holdings (1)(2)	30	1
Quality Systems	100	2

Vocera Communications (1)	100	1
		18
Life Sciences Tools & Services 0.6%		
Accelerate Diagnostics (1)	100	1
Affymetrix (1)	200	3
Albany Molecular Research (1)(2)	100	2
Cambrex (1)	80	3
Fluidigm (1)(2)	100	1
Harvard Bioscience (1)	100	—
INC Research Holdings, Class A (1)	30	1
Luminex (1)	100	2
NeoGenomics (1)	100	1
Pacific Biosciences of California (1)(2)	200	2
Parexel International (1)	140	9
PRA Health Sciences (1)	50	2
Sequenom (1)(2)	300	—
		27
Pharmaceuticals 1.4%		
Aclaris Therapeutics (1)	20	—
Aerie Pharmaceuticals (1)	50	1
Alimera Sciences (1)(2)	100	—
Amphastar Pharmaceuticals (1)	100	1
ANI Pharmaceuticals (1)(2)	20	1
Aralez Pharmaceuticals (1)(2)	100	—
Aratana Therapeutics (1)(2)	100	1
BioDelivery Sciences International (1)(2)	100	—
Catalent (1)	210	6
Cempra (1)(2)	80	1
Collegium Pharmaceutical (1)(2)	20	—
Corcept Therapeutics (1)(2)	200	1
Depomed (1)(2)	200	3
Dermira (1)	40	1
DURECT (1)(2)	300	—

Endocyte (1)	100	—
Foamix Pharmaceuticals (1)(2)	100	1
Heska (1)(2)	20	1
Impax Laboratories (1)	190	6
Innoviva (2)	200	3
Intersect ENT (1)(2)	40	1
Intra-Cellular Therapies (1)	70	2
Lannett (1)(2)	70	1
Medicines Company (1)	170	5
Nektar Therapeutics (1)	400	6
Omeros (1)(2)	100	2
Pacira Pharmaceuticals (1)	100	5
Pernix Therapeutics Holdings (1)(2)	100	—
Phibro Animal Health, Class A	40	1
Prestige Brands (1)	130	7
Relypsa (1)(2)	80	1
Revance Therapeutics (1)(2)	40	1
Sagent Pharmaceuticals (1)	100	1
SciClone Pharmaceuticals (1)	100	1
Sucampo Pharmaceuticals, Class A (1)(2)	100	1
Supernus Pharmaceuticals (1)	100	2
Teligent (1)(2)	100	1
Tetraphase Pharmaceuticals (1)(2)	100	—
Therapeutics MD (1)(2)	377	2
Theravance Biopharma (1)(2)	100	2
VIVUS (1)	300	—
XenoPort (1)	200	1
Zogenix (1)	100	1
		71
Total Health Care		590
INDUSTRIALS & BUSINESS SERVICES 11.4%		
Aerospace & Defense 1.2%		
AAR	90	2

Aerojet Rocketdyne Holdings (1)	200	3
Aerovironment (1)	50	1
American Science Engineering	20	1
Astronics (1)(2)	60	2
Cubic	60	2
Curtiss-Wright	120	9
DigitalGlobe (1)	200	3
Engility Holdings (1)	50	1
Esterline Technologies (1)	80	5
HEICO	50	3
HEICO, Class A	100	5
KEYW Holding (1)	100	1
KLX (1)	140	4
Moog, Class A (1)	100	5
National Presto	10	1
TASER International (1)(2)	140	3
Teledyne Technologies (1)	90	8
Vectrus (1)	30	1
		60
Air Freight & Logistics 0.4%		
Air Transport Services Group (1)	100	2
Atlas Air Worldwide (1)	60	2
Echo Global Logistics (1)	100	3
Forward Air	80	4
Hub Group, Class A (1)	90	4
Park Ohio Holdings	20	1
Radiant Logistics (1)	100	—
XPO Logistics (1)(2)	180	5
		21
Airlines 0.4%		
Allegiant Travel	40	7
Hawaiian Airlines (1)	120	6
SkyWest	150	3

Virgin America (1)(2)	60	2
		18
Building Products 0.9%		
AAON	110	3
Advanced Drainage Systems (2)	90	2
American Woodmark (1)	30	2
Apogee Enterprises	80	4
Builders FirstSource (1)	100	1
Continental Building Products (1)	100	2
Gibraltar Industries (1)	80	2
Griffon	100	2
Insteel Industries	50	2
Masonite International (1)	80	5
NCI Building Systems (1)	100	1
Nortek (1)	20	1
Patrick Industries (1)	30	1
PGT (1)	100	1
Ply Gem Holdings (1)	100	1
Quanex Building Products	100	2
Simpson Manufacturing	110	4
Trex (1)	80	4
Universal Forest Products	50	4
		44
Commercial Services & Supplies 2.0%		
ABM Industries	140	4
Acco Brands (1)	300	3
ARC Document Solutions (1)	100	—
Brady, Class A	120	3
Brinks Company	130	4
Casella Waste Systems, Class A (1)	100	1
CECO Environmental	100	1
Civeo (1)	300	—
Deluxe	130	8

Ennis Business Forms	100	2
Essendant	100	3
G & K Services, Class A	50	4
Healthcare Services	190	7
Herman Miller	150	5
HNI Corporation	110	4
InnerWorkings (1)	100	1
Interface	200	4
Kimball International, Class B	100	1
Knoll	130	3
Matthews International, Class A	80	4
McGrath RentCorp	70	2
Mobile Mini	120	4
MSA Safety	80	4
Multi-Color	30	2
Quad/Graphics	100	1
SP Plus (1)	40	1
Steelcase, Class A	200	3
Team (1)	71	2
Tetra Tech	150	4
TRC (1)	100	1
UniFirst	40	4
US Ecology	60	3
Viad	50	1
VSE	10	1
West	130	3
		98

Construction & Engineering 0.8%

Aegion (1)	100	2
Ameresco, Class A (1)	100	—
Argan	30	1
Comfort Systems USA	100	3
Dycom Industries (1)(2)	90	6
EMCOR Group	160	8

Granite Construction	100	5
Great Lakes Dredge & Dock (1)	200	1
HC2 Holdings (1)(2)	100	—
Mastec (1)	200	4
MYR Group (1)	100	3
NV5 Global (1)(2)	10	—
Orion Marine (1)	100	1
Primoris Services	100	2
Tutor Perini (1)	100	2
		38
Electrical Equipment 0.7%		
AZZ	70	4
Encore Wire	50	2
EnerSys	120	7
Enphase Energy (1)(2)	100	—
Franklin Electric	120	4
FuelCell Energy (1)(2)	100	1
Generac Holdings (1)(2)	180	7
General Cable	100	1
LSI Industries	100	1
Plug Power (1)(2)	500	1
Powell Industries	20	1
PowerSecure International (1)	100	2
Preformed Line Products	10	—
Sunrun (1)(2)	70	—
Thermon Group Holdings (1)	100	2
		33
Industrial Conglomerates 0.0%		
Raven Industries	100	2
		2
Machinery 2.5%		
Accuride (1)	100	—
Actuant, Class A	150	4

Alamo	20	1
Albany International	70	3
Altra Industrial Motion	70	2
American Railcar Industries (2)	20	1
Astec Industries	50	2
Barnes Group	140	5
Blount International (1)	100	1
Briggs & Stratton	100	2
Chart Industries (1)	90	2
CIRCOR International	40	2
Clarcor	130	8
Columbus McKinnon	100	2
Commercial Vehicle Group (1)	100	—
Douglas Dynamics	60	1
EnPro Industries	60	3
ESCO Technologies	70	3
Federal Signal	200	3
Freightcar America	30	—
Global Brass & Copper Holdings	60	1
Gorman-Rupp	50	1
Greenbrier Companies (2)	70	2
Harsco	200	1
Hillenbrand	160	5
Hurco Companies	20	1
Hyster-Yale Materials Handling	20	1
John Bean Technologies	80	5
Kadant	30	1
Lindsay (2)	30	2
Lydall (1)	40	1
Meritor (1)	200	2
Miller Industries	30	1
Mueller Industries	150	4
Mueller Water Products	400	4
Navistar (1)(2)	100	1
NN (2)	100	1

Omega Flex	10	—
Proto Labs (1)(2)	60	5
RBC Bearings (1)	60	4
Rexnord (1)	300	6
Standex International	30	2
Sun Hydraulics	60	2
Tennant	50	3
Titan International (2)	100	1
TriMas (1)	100	2
Wabash National (1)	200	3
Watts Water Technologies, Class A	70	4
Woodward	170	9
		120
Marine 0.1%		
Eagle Bulk Shipping (1)(2)	100	—
GasLog (2)	100	1
Golden Ocean (1)(2)	200	—
Golden Ocean, Rights, 4/19/16 (NOK) (1)	215	—
Matson	110	5
Navios Maritime Holdings (2)	200	—
Safe Bulkers	100	—
Scorpio Bulkers (1)(2)	75	—
Teekay Tankers, Class A	240	1
Ultrapetrol Bahamas (1)(2)	100	—
		7
Professional Services 1.1%		
Acacia Research	100	—
Advisory Board (1)	110	3
Barrett Business	20	1
CBIZ (1)	100	1
CEB	90	6
Exponent	70	4
Franklin Covey (1)	32	1

FTI Consulting (1)	110	4
GP Strategies (1)	30	1
Heidrick & Struggles International	50	1
Hill International (1)	100	—
Huron Consulting Group (1)	60	3
ICF International (1)	50	2
Insperity	50	3
Kelly Services, Class A	100	2
Kforce	60	1
Korn/Ferry	130	4
Mistras (1)	30	1
Navigant Consulting (1)	100	2
On Assignment (1)	130	5
Pendrell (1)	400	—
Resources Connection	100	1
RPX (1)	100	1
Trinet (1)	100	1
TrueBlue (1)	110	3
WageWorks (1)	90	4
		55

Road & Rail 0.5%

ArcBest	100	2
Celadon Group	100	1
Covenant Transportation, Class A (1)	10	—
Heartland Express	120	2
Knight Transportation	160	4
Marten Transport	100	2
PAM Transportation Services (1)	10	1
Roadrunner Transportation Systems (1)	100	1
Saia (1)	100	3
Swift Transportation (1)(2)	300	6
Werner Enterprises	110	3
YRC Worldwide (1)(2)	100	1
		26

Trading Companies & Distributors 0.7%		
Aircastle	200	4
Applied Industrial Technologies	110	5
Beacon Roofing Supply (1)	130	5
BMC Stock Holdings (1)	100	2
DXP Enterprises (1)(2)	30	1
H&E Equipment Services	100	2
Kaman	70	3
Lawson Products (1)	20	—
MRC Global (1)	300	4
Rush Enterprises, Class A (1)	100	2
Tal International	100	1
Textainer Group Holdings (2)	100	1
Univar (1)	100	2
Veritiv (1)	20	1
		33
Transportation Infrastructure 0.1%		
Wesco Aircraft Holdings (1)	200	3
		3
Total Industrials & Business Services		558
INFORMATION TECHNOLOGY 15.9%		
Communications Equipment 1.4%		
ADTRAN	100	2
Aerohive Networks (1)	100	—
Applied Optoelectronics (1)(2)	40	1
CalAmp (1)(2)	100	2
Calix (1)	100	1
Ciena (1)	320	6
Comtech Telecommunications	40	1
Digi International (1)	100	1
EMCORE (1)	100	1
Extreme Networks (1)	300	1

Finisar (1)	300	5
Harmonic (1)	200	1
Infinera (1)	350	6
InterDigital	90	5
Ixia (1)	200	2
Netgear (1)	80	3
NetScout Systems (1)	240	5
Novatel (1)(2)	100	—
Oclaro (1)(2)	300	2
Plantronics	90	3
Polycom (1)	350	4
Ruckus Wireless (1)	200	2
Shoretel (1)	200	1
Sonus Networks (1)	100	1
Ubiquiti Networks (1)	80	3
ViaSat (1)	110	8
		67
Electronic Equipment, Instruments & Components 2.6%		
Anixter International (1)	70	4
AVX	100	1
Badger Meter (2)	40	3
Belden	110	7
Benchmark Electronics (1)	140	3
Checkpoint Systems (1)	100	1
Coherent (1)	60	6
Control4 (1)	100	1
CTS	100	2
Daktronics	100	1
DTS (1)	50	1
ePlus (1)	10	1
Fabrinet (1)	90	3
FARO Technologies (1)	40	1
FEI	110	10
GSI Group (1)	100	1

II-VI (1)	140	3
Insight Enterprises (1)	100	3
InvenSense (1)(2)	200	2
Itron (1)	100	4
Kimball Electronics (1)	100	1
Knowles (1)	200	3
Littelfuse	60	7
Mercury Systems (1)	100	2
Mesa Laboratories (2)	10	1
Methode Electronics	100	3
MTS Systems	40	2
Multi-Fineline Electronix (1)	20	—
Newport (1)	100	2
OSI Systems (1)	50	3
Park Electrochemical	100	2
PC Connection	30	1
Plexus (1)	90	4
QLogic (1)	200	3
Rofin-Sinar Technology (1)(2)	70	2
Rogers (1)	50	3
Sanmina (1)	200	5
ScanSource (1)	70	3
Synnex	70	6
Tech Data (1)	90	7
TTM Technologies (1)	200	1
Universal Display (1)	100	5
Vishay Intertechnology	350	4
		128

Internet Software & Services 1.9%

Actua (1)	100	1
Angie's List (1)	100	1
Bankrate (1)(2)	200	2
Bazaarvoice (1)	200	1
Benefitfocus (1)(2)	20	1

Blucora (1)	100	1
Brightcove (1)	100	1
Care.com (1)	100	1
ChannelAdvisor (1)	100	1
Cimpress (1)	80	7
Comscore (1)	124	4
Cornerstone OnDemand (1)	140	4
Cvent (1)(2)	60	1
Demandware (1)	90	3
DHI (1)	100	1
EarthLink Holdings	300	2
Endurance International Group Holdings (1)(2)	200	2
Envestnet (1)	100	3
Everyday Health (1)	100	1
Five9 (1)	100	1
Gogo (1)	150	1
GrubHub (1)(2)	190	5
GTT Communications (1)(2)	100	2
inContact (1)	200	2
Instructure (1)	10	—
Internap (1)	100	—
Intralinks Holdings (1)	100	1
j2 Global	120	7
Limelight Networks (1)	200	—
Liquidity Services (1)	100	1
LivePerson (1)	100	1
LogMeIn (1)	60	3
Marchex, Class B	100	—
Marin Software (1)(2)	100	—
Marketo (1)	90	2
Monster Worldwide (1)	200	1
New Relic (1)(2)	20	1
NIC	200	3
OPOWER (1)(2)	100	1
Q2 Holdings (1)	50	1

QuinStreet (1)	100	—
Quotient Technology (1)(2)	200	2
RealNetworks (1)	100	—
Reis	20	—
RetailMeNot (1)	100	1
Rocket Fuel (1)	100	—
SciQuest (1)	100	1
Shutterstock (1)(2)	50	2
SPS Commerce (1)	40	2
Stamps.com (1)	40	4
TechTarget (1)	100	1
TrueCar (1)(2)	100	1
Web.com Group (1)	110	2
WebMD Health (1)	100	6
Wix.com (1)	50	1
XO Group (1)	100	1
		95
IT Services 2.4%		
Acxiom (1)	200	4
Blackhawk Network Holdings (1)	140	5
CACI International, Class A (1)	60	6
Cardtronics (1)	120	4
Cass Information Systems	30	2
Ciber (1)	200	—
Convergys	250	7
CSG Systems International	80	4
Datalink (1)	100	1
EPAM Systems (1)	130	10
Euronet Worldwide (1)	140	10
Everi Holdings (1)	200	—
EVERTEC	200	3
Exlservice Holdings (1)	90	5
Forrester Research	30	1
Heartland Payment Systems	100	10

Kratos Defense & Security Solutions (1)(2)	100	—
Lionbridge Technologies (1)	200	1
Luxoft Holding (1)	50	3
Mantech International, Class A	60	2
Maximus	170	9
ModusLink Global Solutions (1)(2)	100	—
MoneyGram International (1)	100	1
Neustar, Class A (1)	140	3
Perficient (1)	100	2
SAIC	120	6
ServiceSource International (1)(2)	200	1
Sykes Enterprises (1)	100	3
Syntel (1)	80	4
TeleTech Holdings	40	1
The Hackett Group	100	2
Travelport Worldwide	300	4
Unisys (1)(2)	100	1
Virtusa (1)	80	3
		118
Semiconductor & Semiconductor Equipment 3.0%		
Advanced Energy Industries (1)	110	4
Advanced Micro Devices (1)	1,600	5
Alpha & Omega Semiconductor (1)	100	1
Ambarella (1)(2)	80	4
Amkor Technology (1)	300	2
Applied Micro Circuits (1)	200	1
Axcelis Technologies (1)	300	1
Brooks Automation	200	2
Cabot Microelectronics	60	2
Cascade Microtech (1)	10	—
Cavium (1)	140	9
CEVA (1)	50	1
Cirrus Logic (1)	160	6
Cohu	100	1

Diodes (1)	100	2
DSP Group (1)	100	1
Entegris (1)	400	5
Exar (1)	100	1
Fairchild Semiconductor, Class A (1)	300	6
FormFactor (1)	200	1
Inphi (1)	100	3
Integrated Device Technology (1)	380	8
Intersil Holding, Class A	340	5
IXYS	100	1
Kopin (1)	200	—
Lattice Semiconductor (1)(2)	300	2
M/A-COM Technology Solutions Holdings (1)(2)	60	3
Mattson Technology (1)	200	1
MaxLinear, Class A (1)	125	2
Microsemi (1)	278	11
MKS Instruments	140	5
Monolithic Power Systems	100	6
Nanometrics (1)	100	2
NeoPhotonics (1)	100	1
NVE	10	1
PDF Solutions (1)	100	1
Photronics (1)	200	2
Power Integrations	80	4
Rambus (1)(2)	300	4
Rudolph Technologies (1)	100	1
Semtech (1)	200	4
Sigma Designs (1)	100	1
Silicon Laboratories (1)	110	5
Synaptics (1)	100	8
Tessera Technologies	130	4
Ultra Clean (1)	100	1
Ultratech (1)	100	2
Veeco (1)	100	2

Xcerra (1)	100	1
		146

Software 4.0%

A10 Networks (1)	100	1
ACI Worldwide (1)	300	6
American Software	100	1
Aspen Technology (1)	220	8
AVG Technologies (1)	100	2
Blackbaud	120	8
Bottomline Technologies (1)	110	3
BroadSoft (1)	80	3
Callidus Software (1)	140	2
Commvault Systems (1)	120	5
Digimarc (1)(2)	20	1
Digital Turbine (1)(2)	200	—
ebix.com (2)	70	3
Ellie Mae (1)	80	7
EnerNOC (1)(2)	100	1
Epiq Systems	100	2
Fair Isaac	80	9
Fleetmatics (1)	100	4
Gigamon (1)	70	2
Globant (1)	40	1
Glu Mobile (1)(2)	300	1
Guidance Software (1)	100	—
Guidewire Software (1)	180	10
HubSpot (1)	50	2
Imperva (1)(2)	70	4
Infoblox (1)	150	3
Interactive Intelligence (1)	40	1
Jive Software (1)	100	—
Manhattan Associates (1)	190	11
Mentor Graphics	300	6
MicroStrategy (1)	30	5

Mobile Iron (1)	100	—
Model N (1)	100	1
Monotype Imaging Holdings	100	2
Paycom Software (1)(2)	80	3
Paylocity Holding (1)	40	1
Pegasystems	90	2
Progress Software (1)	130	3
Proofpoint (1)(2)	100	5
Pros Holdings (1)(2)	60	1
QAD, Class A	30	1
Qlik Technologies (1)	230	7
Qualys (1)	60	2
RealPage (1)	140	3
RingCentral (1)	140	2
Rovi (1)(2)	210	4
Rubicon Project (1)	100	2
Sapiens International	100	1
SeaChange International (1)	100	1
Silver Spring Networks (1)	100	2
Synchronoss Tech (1)	100	3
Take-Two Interactive Software (1)	220	8
Tangoe (1)(2)	100	1
Telenav (1)	100	1
Textura (1)	100	2
TiVo (1)	300	3
Tyler Technologies (1)	90	12
Vasco Data Security International (1)(2)	100	2
Verint Systems (1)	160	5
VirnetX Holding (1)(2)	100	—
Xura (1)	60	1
Zendesk (1)(2)	140	3
Zixit (1)	100	—
		196

Technology Hardware, Storage & Peripherals 0.6%		
Avid Technology (1)	100	1
CPI Card (2)	50	—
Cray (1)	110	5
Diebold	170	5
Eastman Kodak (1)(2)	100	1
Electronics For Imaging (1)	120	5
Imation (1)	100	—
Immersion (1)	100	1
Nimble Storage (1)	100	1
Pure Storage, Class A (1)(2)	90	1
Quantum (1)	500	—
Silicon Graphics International (1)(2)	100	1
Stratasys (1)(2)	130	3
Super Micro Computer (1)	90	3
Violin Memory (1)(2)	200	—
		27
Total Information Technology		777
MATERIALS 3.5%		
Chemicals 1.7%		
A. Schulman	80	2
American Vanguard (1)	100	2
Axiall	200	4
Balchem	80	5
Calgon Carbon	140	2
Chase	20	1
Chemtura (1)	170	4
Ferro (1)	200	2
Flotek Industries (1)(2)	140	1
FutureFuel	100	1
H.B. Fuller	130	5
Hawkins	30	1

Innophos	50	2
Innospec	60	3
Intrepid Potash (1)	100	—
KMG Chemicals	10	—
Koppers (1)	100	2
Kraton Performance Polymers (1)	100	2
Kronos Worldwide (2)	100	1
LSB Industries (1)(2)	100	1
Minerals Technologies	90	5
Olin	433	8
OMNOVA Solutions (1)	100	1
PolyOne	230	7
Quaker Chemical	30	3
Rayonier Advanced Materials	100	1
Rentech (1)(2)	100	—
Senomyx (1)(2)	100	—
Sensient Technologies	120	8
Solazyme (1)(2)	200	—
Stepan	50	3
Trecora Resources (1)	100	1
Tredegar	100	2
Trinseo (1)	30	1
Tronox (2)	200	1
		82
Construction Materials 0.2%		
Headwaters (1)	200	4
Summit Materials, Class A	100	2
US Concrete (1)	40	2
		8
Containers & Packaging 0.3%		
AEP Industries, Common	10	1
Berry Plastics (1)	310	11
Greif	80	3

Schweitzer-Mauduit International	80	2
		23
Total Materials		169

TELECOMMUNICATION SERVICES 0.8%

Diversified Telecommunication Services 0.7%

8x8 (1)	200	2
Atlantic Tele Network	30	2
Cincinnati Bell (1)	500	2
Cogent Communications Holdings	120	5
Consolidated Communications	130	3
FairPoint Communications (1)(2)	100	1
General Communication, Class A (1)	100	2
Globalstar (1)(2)	1,200	2
Hawaiian Telcom Holdco (1)	30	1
Inteliquent	100	2
Iridium Communications (1)(2)	200	2
Lumos Networks (1)	100	1
ORBCOMM (1)	200	2
pdvWireless (1)	30	1
Straight Path Communications, Class B (1)(2)	20	1
Vonage Holdings (1)	500	2
Windstream Holdings (2)	300	2
		33

Wireless Telecommunication Services 0.1%

Boingo Wireless (1)(2)	100	1
Shenandoah Telecomm	120	3
Spok Holdings	100	2
		6
Total Telecommunication Services		39

UTILITIES 3.8%

Electric Utilities 1.2%

ALLETE	130	7
Cleco	170	9
El Paso Electric	110	5
Empire District Electric	110	4
IdaCorp	140	11
MGE Energy	110	6
Otter Tail	100	3
PNM Resources	210	7
Portland General Electric	230	9
		61

Gas Utilities 1.4%

Chesapeake Utilities	40	3
Laclede Gas	110	7
New Jersey Resources	220	8
Northwest Natural Gas	80	4
ONE Gas	150	9
Piedmont Natural Gas	210	13
South Jersey Industries	200	6
Southwest Gas	120	8
Washington Gas Light	130	9
		67

Independent Power & Renewable Electricity Producers 0.4%

Abengoa Yield (2)	100	2
Atlantic Power (2)	300	1
Dynegy (1)	300	4
NRG Yield, Class A	100	1
NRG Yield, Class C	200	3
Ormat Technologies	100	4
Pattern Energy (2)	140	3
Talen Energy (1)	200	2
TerraForm Global, Class A	100	—

Vivint Solar (1)(2)	100	—
		20
Multi-Utilities 0.5%		
Avista	160	6
Black Hills	130	8
NorthWestern	130	8
Unitil	40	2
		24
Water Utilities 0.3%		
American States Water Company	100	4
Artesian Resources	20	1
California Water Service Group	120	3
Connecticut Water Service	30	1
Middlesex Water	40	1
SJW	40	2
York Water	30	1
		13
Total Utilities		185
Total Common Stocks (Cost $4,431)		4,307
EQUITY MUTUAL FUNDS 0.3%		
IShares Russell 2000, ETF (2)	110	12
Total Equity Mutual Funds (Cost $13)		12
SHORT-TERM INVESTMENTS 11.5%		
Money Market Funds 10.9%		
T. Rowe Price Reserve Investment Fund, 0.33% (3)(4)	532,027	532
		532

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Small-Cap Index Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Small-Cap Index Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization U.S. stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2016:

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. As of March 31, 2016, securities valued at $30,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2016, the value of loaned securities was $409,000; the value of cash collateral and related investments was $420,000.

NOTE 5 - FEDERAL INCOME TAXES

At March 31, 2016, the cost of investments for federal income tax purposes was $5,426,000. Net unrealized loss aggregated $103,000 at period-end, of which $266,000 related to appreciated investments and $369,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 25, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 25, 2016